As filed with the Securities and Exchange Commission on April 27, 2018

1933 Act File No.  33-74668

1940 Act File No.  811-8326

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 46

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 47

MFS® VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in its charter)

111 Huntington Avenue, Boston, Massachusetts  02199-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts  02199-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on April 30, 2018 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on [date] pursuant to paragraph (a)(i)

☐ 75 days after filing pursuant to paragraph (a)(ii)

☐ on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

April 30, 2018

PROSPECTUS

MFS® Global Equity Series

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

VGE-PRO-043018

MFS Global Equity Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.16%	1.41%
Fee Reductions and/or Expense Reimbursements[1]	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.97%	1.22%

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.97% of the class’ average daily net assets annually for Initial Class shares and 1.22% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$99	$350	$620	$1,392
Service Class Shares	$124	$428	$753	$1,674

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the MSCI World Index (the “Index”) less 15%.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at

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mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2018, was (2.09)%. During the period(s) shown in the bar chart, the highest quarterly return was 18.98% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (18.19)% (for the calendar quarter ended September 30, 2011).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	23.75%	11.48%	7.02%
Initial Class Shares	24.07%	11.76%	7.29%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
MSCI World Index (net div)	22.40%	11.64%	5.03%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Ryan McAllister	2016	Investment Officer of MFS
Roger Morley	2009	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Index less 15%.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred

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stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments, especially frontier market investments, can involve additional and greater risks than the risks associated with investments in developed foreign market securities. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

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MFS Global Equity Series

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.89% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.90% of the fund’s average daily net assets annually of the first $1 billion; 0.75% of the fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.65% of the fund’s average daily net assets annually in excess of $2.5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.97% of the class’ average daily net assets annually for Initial Class shares and 1.22% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Ryan McAllister	Portfolio Manager	Employed in the investment area of MFS since 2007
Roger Morley	Portfolio Manager	Employed in the investment area of MFS since 2002

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment

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vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

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Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

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MFS Global Equity Series

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other

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MFS Global Equity Series

eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Global Equity Series

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$18.59	$18.39	$19.59	$19.18	$15.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.17	$0.18	$0.20	$0.14
Net realized and unrealized gain (loss)	4.20	1.20	(0.49)	0.54	4.05
Total from investment operations	$4.40	$1.37	$(0.31)	$0.74	$4.19
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.18)	$(0.21)	$(0.14)	$(0.15)
From net realized gain	(0.81)	(0.99)	(0.68)	(0.19)	—
Total distributions declared to shareholders	$(0.99)	$(1.17)	$(0.89)	$(0.33)	$(0.15)
Net asset value, end of period (x)	$22.00	$18.59	$18.39	$19.59	$19.18
Total return (%) (k)(r)(s)(x)	24.07	7.35	(1.41)	3.87	27.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	1.19	1.26	1.28	1.31
Expenses after expense reductions (f)	0.97	0.99	1.00	1.09	1.15
Net investment income (loss)	0.95	0.93	0.91	1.06	0.82
Portfolio turnover	11	13	12	15	25
Net assets at end of period (000 omitted)	$52,850	$44,756	$45,946	$51,635	$54,075

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MFS Global Equity Series

Service Class

	Year ended
	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$18.49	$18.30	$19.50	$19.10	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.13	$0.13	$0.15	$0.09
Net realized and unrealized gain (loss)	4.18	1.18	(0.48)	0.54	4.05
Total from investment operations	$4.32	$1.31	$(0.35)	$0.69	$4.14
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.13)	$(0.17)	$(0.10)	$(0.13)
From net realized gain	(0.81)	(0.99)	(0.68)	(0.19)	—
Total distributions declared to shareholders	$(0.95)	$(1.12)	$(0.85)	$(0.29)	$(0.13)
Net asset value, end of period (x)	$21.86	$18.49	$18.30	$19.50	$19.10
Total return (%) (k)(r)(s)(x)	23.75	7.06	(1.67)	3.63	27.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	1.44	1.51	1.53	1.56
Expenses after expense reductions (f)	1.22	1.24	1.25	1.34	1.40
Net investment income (loss)	0.68	0.70	0.67	0.80	0.54
Portfolio turnover	11	13	12	15	25
Net assets at end of period (000 omitted)	$10,162	$7,033	$6,893	$6,533	$7,018

(d)                                 Per share data is based on average shares outstanding.

(f)                                   Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)                                 The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)                                    Certain expenses have been reduced without which performance would have been lower.

(s)                                   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)                                 The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Global Equity Series

MFS Global Equity Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Global Equity Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® Growth Series

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

 VEG-PRO-043018

MFS Growth Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.76%	1.01%

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MFS Growth Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$78	$243	$422	$942
Service Class Shares	$103	$322	$558	$1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

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MFS Growth Series

The total return for the three-month period ended March 31, 2018, was 5.32%. During the period(s) shown in the bar chart, the highest quarterly return was 16.03% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (21.98)% (for the calendar quarter ended December 31, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	31.08%	16.35%	9.37%
Initial Class Shares	31.40%	16.64%	9.64%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell 1000® Growth Index	30.21%	17.33%	10.00%

The Russell 1000® Growth Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Eric Fischman	2002	Investment Officer of MFS
Paul Gordon	2017	Investment Officer of MFS
Matthew Sabel	2014	Investment Officer of MFS

Effective September 1, 2018, the above table is restated as follows:

Portfolio Manager	Since	Title
Eric Fischman	2002	Investment Officer of MFS
Paul Gordon	2017	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments,

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MFS Growth Series

including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.71% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.75% of the fund’s average daily net assets annually of the first $1 billion and 0.65% of the fund’s average daily net assets annually in excess of $1 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

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MFS Growth Series

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Eric Fischman	Portfolio Manager	Employed in the investment area of MFS since 2000
Paul Gordon	Portfolio Manager	Employed in the investment area of MFS since 2004
Matthew Sabel	Portfolio Manager	Employed in the investment area of MFS since 2009

Effective September 1, 2018, the above table is restated as follows:

Portfolio Manager	Primary Role	Five Year History
Eric Fischman	Portfolio Manager	Employed in the investment area of MFS since 2000
Paul Gordon	Portfolio Manager	Employed in the investment area of MFS since 2004

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the

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MFS Growth Series

Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the MFS fund’s designee receives the order to be allocated to the fund. The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day, except that the fund typically pays redemption proceeds to MFS funds by the end of the second business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio

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MFS Growth Series

securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading

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MFS Growth Series

on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Growth Series

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$38.76	$40.17		$39.75	$39.07	$28.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.05	(c)	$0.03	$0.07	$0.04
Net realized and unrealized gain (loss)	11.95	1.01		2.73	3.33	10.53
Total from investment operations	$12.01	$1.06		$2.76	$3.40	$10.57
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.02)		$(0.07)	$(0.04)	$(0.08)
From net realized gain	(1.82)	(2.45)		(2.27)	(2.68)	(0.25)
Total distributions declared to shareholders	$(1.87)	$(2.47)		$(2.34)	$(2.72)	$(0.33)
Net asset value, end of period (x)	$48.90	$38.76		$40.17	$39.75	$39.07
Total return (%) (k)(r)(s)(x)	31.40	2.44	(c)	7.56	8.94	36.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.75	(c)	0.76	0.76	0.77
Expenses after expense reductions (f)	0.75	0.74	(c)	0.75	0.76	0.77
Net investment income (loss)	0.13	0.12	(c)	0.08	0.18	0.13
Portfolio turnover	14	24		31	36	43
Net assets at end of period (000 omitted)	$1,332,128	$1,179,822		$1,273,204	$1,263,935	$1,308,361

Service Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$37.57	$39.09		$38.77	$38.22	$28.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.05	)(c)	$(0.07)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss)	11.57	0.98		2.66	3.25	10.30
Total from investment operations	$11.52	$0.93		$2.59	$3.23	$10.26
Less distributions declared to shareholders
From net investment income	$—	$—		$—	$—	$(0.04)
From net realized gain	(1.82)	(2.45)		(2.27)	(2.68)	(0.25)
Total distributions declared to shareholders	$(1.82)	$(2.45)		$(2.27)	$(2.68)	$(0.29)
Net asset value, end of period (x)	$47.27	$37.57		$39.09	$38.77	$38.22
Total return (%) (k)(r)(s)(x)	31.08	2.18	(c)	7.30	8.68	36.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.00	(c)	1.01	1.01	1.02
Expenses after expense reductions (f)	1.00	0.99	(c)	1.00	1.01	1.02
Net investment income (loss)	(0.12)	(0.13	)(c)	(0.16)	(0.06)	(0.12)
Portfolio turnover	14	24		31	36	43
Net assets at end of period (000 omitted)	$289,733	$235,869		$224,694	$279,063	$242,216

(c)                                  Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)                                 Per share data is based on average shares outstanding.

(f)                                   Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)                                 The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)                                    Certain expenses have been reduced without which performance would have been lower.

(s)                                   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)                                 The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Growth Series

MFS Growth Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Growth Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® Investors Trust Series

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

VGI-PRO-043018

MFS Investors Trust Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.82%	1.07%
Fee Reductions and/or Expense Reimbursements[1]	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.79%	1.04%

1                   Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.79% of the class’ average daily net assets annually for Initial Class shares and 1.04% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$81	$259	$452	$1,011
Service Class Shares	$106	$337	$587	$1,303

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

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The total return for the three-month period ended March 31, 2018, was (0.40)%. During the period(s) shown in the bar chart, the highest quarterly return was 15.10% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (20.56)% (for the calendar quarter ended December 31, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	23.03%	14.20%	7.75%
Initial Class Shares	23.35%	14.50%	8.03%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Stock Index	21.83%	15.79%	8.50%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Kevin Beatty	2004	Chief Investment Officer-Global Equity of MFS
Alison O’Neill Mackey	May 2018	Investment Officer of MFS
Ted Maloney	2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity

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markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.74% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee set forth in the Investment Advisory Agreement is 0.75% of the fund’s average daily net assets annually up to $1 billion; 0.65% of the fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.60% of the fund’s average daily net assets annually in excess of $2.5 billion.

For the period from January 1, 2017 to April 27, 2017, the management fee set forth in the Investment Advisory Agreement was 0.75% of the fund’s average daily net assets annually of the first $1 billion and 0.65% of the fund’s average daily net assets annually in excess of $1 billion.

For the period from January 1, 2017 to April 27, 2017, MFS agreed in writing to reduce its management fee to 0.60% of the fund’s average daily net assets annually in excess of $2.5 billion. This written agreement was terminated as of April 27, 2017.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating

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Expenses” do not exceed 0.79% of the class’ average daily net assets annually for Initial Class shares and 1.04% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Kevin Beatty	Portfolio Manager	Employed in the investment area of MFS since 2002
Alison O’Neill Mackey	Portfolio Manager	Employed in the investment area of MFS since 2005
Ted Maloney	Portfolio Manager	Employed in the investment area of MFS since 2005

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of  shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not

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reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio

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MFS Investors Trust Series

securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset

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MFS Investors Trust Series

value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Investors Trust Series

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$25.57	$26.58		$30.41	$29.95	$22.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.23	(c)	$0.21	$0.26	$0.24
Net realized and unrealized gain (loss)	5.62	2.01		(0.42)	2.92	7.07
Total from investment operations	$5.84	$2.24		$(0.21)	$3.18	$7.31
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.24)		$(0.28)	$(0.30)	$(0.29)
From net realized gain	(1.13)	(3.01)		(3.34)	(2.42)	—
Total distributions declared to shareholders	$(1.34)	$(3.25)		$(3.62)	$(2.72)	$(0.29)
Net asset value, end of period (x)	$30.07	$25.57		$26.58	$30.41	$29.95
Total return (%) (k)(r)(s)(x)	23.35	8.59	(c)	0.22	11.01	32.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	0.80	(c)	0.82	0.81	0.81
Expenses after expense reductions (f)	0.79	0.79	(c)	0.81	0.81	0.81
Net investment income (loss)	0.79	0.89	(c)	0.73	0.87	0.93
Portfolio turnover	18	20		17	25	19
Net assets at end of period (000 omitted)	$283,237	$270,796		$293,203	$356,389	$405,682

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MFS Investors Trust Series

Service Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$25.28	$26.30		$30.13	$29.72	$22.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.16	(c)	$0.14	$0.19	$0.18
Net realized and unrealized gain (loss)	5.55	1.98		(0.42)	2.88	7.02
Total from investment operations	$5.70	$2.14		$(0.28)	$3.07	$7.20
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.15)		$(0.21)	$(0.24)	$(0.26)
From net realized gain	(1.13)	(3.01)		(3.34)	(2.42)	—
Total distributions declared to shareholders	$(1.29)	$(3.16)		$(3.55)	$(2.66)	$(0.26)
Net asset value, end of period (x)	$29.69	$25.28		$26.30	$30.13	$29.72
Total return (%) (k)(r)(s)(x)	23.03	8.32	(c)	(0.05)	10.71	31.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	1.04	(c)	1.07	1.06	1.06
Expenses after expense reductions (f)	1.04	1.04	(c)	1.06	1.06	1.06
Net investment income (loss)	0.55	0.64	(c)	0.47	0.63	0.67
Portfolio turnover	18	20		17	25	19
Net assets at end of period (000 omitted)	$318,611	$228,741		$193,116	$283,328	$234,723

(c)          Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)         Per share data is based on average shares outstanding.

(f)           Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)         The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)            Certain expenses have been reduced without which performance would have been lower.

(s)           From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)         The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Investors Trust Series

MFS Investors Trust Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Investors Trust Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® Mid Cap Growth Series

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

VMG-PRO-043018

MFS Mid Cap Growth Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.81%	1.06%

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MFS Mid Cap Growth Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$83	$259	$450	$1,002
Service Class Shares	$108	$337	$585	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index (the “Index”) over the last 13 months at the time of purchase. As of March 31, 2018, the range of the market capitalizations of the issuers in the Index was between approximately $1.3 billion and $41.9 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

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MFS Mid Cap Growth Series

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2018, was 5.47%. During the period(s) shown in the bar chart, the highest quarterly return was 18.80% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (35.25)% (for the calendar quarter ended December 31, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	26.68%	15.57%	7.12%
Initial Class Shares	27.00%	15.88%	7.38%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell Midcap® Growth Index	25.27%	15.30%	9.10%

The Russell Midcap® Growth Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Eric Fischman	2008	Investment Officer of MFS
Paul Gordon	2011	Investment Officer of MFS
Matthew Sabel	2014	Investment Officer of MFS

Effective September 1, 2018, the above table is restated as follows:

Portfolio Manager	Since	Title
Eric Fischman	2008	Investment Officer of MFS
Paul Gordon	2011	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Index over the last 13 months at the time of purchase. As of March 31, 2018, the range of the market capitalizations of the issuers in the Index was between approximately $1.3 billion and $41.9 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Type

The principal investment type in which the fund may invest is:

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MFS Mid Cap Growth Series

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile than stocks of larger companies due to limited product lines, financial and management resources, and market and distribution channels. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

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MFS Mid Cap Growth Series

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.74% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.75% of the fund’s average daily net assets annually of the first $1 billion and 0.70% of the fund’s average daily net assets annually in excess of $1 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Eric Fischman	Portfolio Manager	Employed in the investment area of MFS since 2000
Paul Gordon	Portfolio Manager	Employed in the investment area of MFS since 2004
Matthew Sabel	Portfolio Manager	Employed in the investment area of MFS since 2009

Effective September 1, 2018, the above table is restated as follows:

Portfolio Manager	Primary Role	Five Year History
Eric Fischman	Portfolio Manager	Employed in the investment area of MFS since 2000
Paul Gordon	Portfolio Manager	Employed in the investment area of MFS since 2004

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or

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MFS Mid Cap Growth Series

service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the MFS fund’s designee receives the order to be allocated to the fund. The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day, except that the fund typically pays redemption proceeds to MFS funds by the end of the second business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the

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MFS Mid Cap Growth Series

exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent

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MFS Mid Cap Growth Series

transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not

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MFS Mid Cap Growth Series

contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$7.96	$8.21		$8.76	$9.00	$6.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01	(c)	$(0.03)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	2.11	0.41		0.39	0.80	2.49
Total from investment operations	$2.10	$0.42		$0.36	$0.77	$2.47
Less distributions declared to shareholders
From net investment income	$(0.01)	$—		$—	$—	$—
From net realized gain	(0.54)	(0.67)		(0.91)	(1.01)	(0.03)
Total distributions declared to shareholders	$(0.55)	$(0.67)		$(0.91)	$(1.01)	$(0.03)
Net asset value, end of period (x)	$9.51	$7.96		$8.21	$8.76	$9.00
Total return (%) (k)(r)(s)(x)	27.00	4.91	(c)	4.61	8.86	37.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	0.75	(c)	0.81	0.81	0.81
Expenses after expense reductions (f)	0.80	0.74	(c)	0.80	0.80	0.81
Net investment income (loss)	(0.15)	0.15	(c)	(0.33)	(0.34)	(0.26)
Portfolio turnover	32	37		37	49	62
Net assets at end of period (000 omitted)	$297,463	$294,226		$324,754	$363,788	$393,212

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MFS Mid Cap Growth Series

Service Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$7.56	$7.85		$8.43	$8.72	$6.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.01	)(c)	$(0.05)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss)	2.00	0.39		0.38	0.77	2.41
Total from investment operations	$1.97	$0.38		$0.33	$0.72	$2.37
Less distributions declared to shareholders
From net realized gain	$(0.54)	$(0.67)		$(0.91)	$(1.01)	$(0.03)
Net asset value, end of period (x)	$8.99	$7.56		$7.85	$8.43	$8.72
Total return (%) (k)(r)(s)(x)	26.68	4.62	(c)	4.43	8.56	37.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	0.99	(c)	1.06	1.06	1.06
Expenses after expense reductions (f)	1.05	0.99	(c)	1.05	1.05	1.06
Net investment income (loss)	(0.40)	(0.08	)(c)	(0.57)	(0.59)	(0.51)
Portfolio turnover	32	37		37	49	62
Net assets at end of period (000 omitted)	$100,052	$87,529		$87,008	$88,899	$90,854

(c)          Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)         Per share data is based on average shares outstanding.

(f)           Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)         The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)            Certain expenses have been reduced without which performance would have been lower.

(s)           From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)         The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Mid Cap Growth Series

MFS Mid Cap Growth Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Mid Cap Growth Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® New Discovery Series

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

 VND-PRO-043018

MFS New Discovery Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.97%	1.22%
Fee Reductions and/or Expense Reimbursements[1]	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.94%	1.19%

1                   Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.94% of the class’ average daily net assets annually for Initial Class shares and 1.19% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

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MFS New Discovery Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$96	$306	$533	$1,187
Service Class Shares	$121	$384	$667	$1,475

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

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MFS New Discovery Series

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2018, was 4.13%. During the period(s) shown in the bar chart, the highest quarterly return was 31.26% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.49)% (for the calendar quarter ended December 31, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	26.33%	11.93%	9.80%
Initial Class Shares	26.65%	12.21%	10.08%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell 2000® Growth Index	22.17%	15.21%	9.19%

The Russell 2000® Growth Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Grossman	2013	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

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MFS New Discovery Series

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than the stocks of larger companies due to limited product lines, financial and management resources, market and distribution channels. Small cap companies may have shorter operating histories and more limited publicly available information than larger, well-established companies. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.89% of the fund’s average daily net assets.

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MFS New Discovery Series

The management fee set forth in the Investment Advisory Agreement is 0.90% of the fund’s average daily net assets annually of the first $1 billion and 0.80% of the fund’s average daily net assets annually in excess of $1 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.94% of the class’ average daily net assets annually for Initial Class shares and 1.19% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Grossman	Portfolio Manager	Employed in the investment area of MFS since 2005

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares

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MFS New Discovery Series

of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the MFS fund’s designee receives the order to be allocated to the fund. The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day, except that the fund typically pays redemption proceeds to MFS funds by the end of the second business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to

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MFS New Discovery Series

exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the

8

MFS New Discovery Series

underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s

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MFS New Discovery Series

assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS New Discovery Series

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$16.18	$15.49		$16.32	$22.07	$15.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$0.00	(c)(w)	$(0.08)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss)	4.34	1.40		(0.22)	(1.42)	6.59
Total from investment operations	$4.27	$1.40		$(0.30)	$(1.51)	$6.51
Less distributions declared to shareholders
From net realized gain	$(0.35)	$(0.71)		$(0.53)	$(4.24)	$(0.16)
Net asset value, end of period (x)	$20.10	$16.18		$15.49	$16.32	$22.07
Total return (%) (k)(r)(s)(x)	26.65	9.05	(c)	(1.89)	(7.26)	41.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	0.94	(c)	0.96	0.96	0.96
Expenses after expense reductions (f)	0.94	0.92	(c)	0.94	0.95	0.96
Net investment income (loss)	(0.37)	0.02	(c)	(0.48)	(0.46)	(0.44)
Portfolio turnover	58	63		60	96	104
Net assets at end of period (000 omitted)	$316,949	$292,368		$312,151	$391,474	$424,432

Service Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$15.01	$14.45		$15.30	$21.02	$15.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.03	)(c)	$(0.11)	$(0.13)	$(0.12)
Net realized and unrealized gain (loss)	4.01	1.30		(0.21)	(1.35)	6.29
Total from investment operations	$3.91	$1.27		$(0.32)	$(1.48)	$6.17
Less distributions declared to shareholders
From net realized gain	$(0.35)	$(0.71)		$(0.53)	$(4.24)	$(0.16)
Net asset value, end of period (x)	$18.57	$15.01		$14.45	$15.30	$21.02
Total return (%) (k)(r)(s)(x)	26.33	8.80	(c)	(2.15)	(7.49)	41.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	1.19	(c)	1.21	1.21	1.21
Expenses after expense reductions (f)	1.19	1.17	(c)	1.19	1.20	1.21
Net investment income (loss)	(0.62)	(0.23	)(c)	(0.73)	(0.72)	(0.69)
Portfolio turnover	58	63		60	96	104
Net assets at end of period (000 omitted)	$432,897	$380,884		$388,966	$469,245	$578,617

(c)                                  Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)                                 Per share data is based on average shares outstanding.

(f)                                   Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)                                 The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)                                    Certain expenses have been reduced without which performance would have been lower.

(s)                                   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)                               Per share amount was less than $0.01.

(x)                                 The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS New Discovery Series

MFS New Discovery Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS New Discovery Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® Total Return Bond Series

The investment objective of the fund is to seek total return with an emphasis on current income, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

VFB-PRO-043018

MFS Total Return Bond Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.54%	0.79%

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MFS Total Return Bond Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$55	$173	$302	$677
Service Class Shares	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, asset-backed securities, municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.

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MFS Total Return Bond Series

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2018, was (1.59)%. During the period(s) shown in the bar chart, the highest quarterly return was 6.83% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (2.56)% (for the calendar quarter ended September 30, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	4.18%	2.35%	4.47%
Initial Class Shares	4.46%	2.60%	4.73%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joshua Marston	2009	Investment Officer of MFS
Robert Persons	2006	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

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MFS Total Return Bond Series

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions. Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Municipal Instruments:  Municipal instruments are issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, and swaps.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument,

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issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions.  Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be

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substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.49% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee set forth in the Investment Advisory Agreement is 0.50% of the fund’s average daily net assets annually up to $2.5 billion; 0.45% of the fund’s average daily net assets annually in excess of $2.5 billion and up to $5 billion; and 0.40% of the fund’s average daily net assets annually in excess of $5 billion.

For the period from January 1, 2017 to April 27, 2017, the management fee set forth in the Investment Advisory Agreement was 0.50% of the fund’s average daily net assets annually.

For the period from January 1, 2017 to April 27, 2017, MFS agreed in writing to reduce its management fee to 0.45% of the fund’s average daily net assets annually in excess of $2.5 billion to $5 billion; and 0.40% of the fund’s average daily net assets annually in excess of $5 billion. This written agreement was terminated as of April 27, 2017.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

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Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joshua Marston	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1999
Robert Persons	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2000

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor

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when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the MFS fund’s designee receives the order to be allocated to the fund. The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day, except that the fund typically pays redemption proceeds to MFS funds by the end of the second business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading

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(“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of

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Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Total Return Bond Series

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$13.09	$13.00		$13.50	$13.13	$13.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.40	(c)	$0.38	$0.37	$0.35
Net realized and unrealized gain (loss)	0.22	0.16		(0.42)	0.40	(0.49)
Total from investment operations	$0.58	$0.56		$(0.04)	$0.77	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.47)		$(0.46)	$(0.40)	$(0.16)
From net realized gain	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.45)	$(0.47)		$(0.46)	$(0.40)	$(0.22)
Net asset value, end of period (x)	$13.22	$13.09		$13.00	$13.50	$13.13
Total return (%) (k)(r)(s)(x)	4.46	4.23	(c)	(0.30)	5.85	(1.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.53	(c)	0.54	0.53	0.54
Expenses after expense reductions (f)	0.53	0.52	(c)	0.53	0.52	0.53
Net investment income (loss)	2.70	2.98	(c)	2.83	2.74	2.65
Portfolio turnover	47	37		62	58	68
Net assets at end of period (000 omitted)	$997,415	$986,877		$1,030,563	$1,172,957	$1,208,132

Service Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$12.87	$12.78		$13.28	$12.92	$13.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.36	(c)	$0.34	$0.33	$0.31
Net realized and unrealized gain (loss)	0.22	0.16		(0.41)	0.39	(0.48)
Total from investment operations	$0.54	$0.52		$(0.07)	$0.72	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.43)		$(0.43)	$(0.36)	$(0.15)
From net realized gain	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.42)	$(0.43)		$(0.43)	$(0.36)	$(0.21)
Net asset value, end of period (x)	$12.99	$12.87		$12.78	$13.28	$12.92
Total return (%) (k)(r)(s)(x)	4.18	4.01	(c)	(0.58)	5.62	(1.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.78	(c)	0.79	0.78	0.79
Expenses after expense reductions (f)	0.78	0.77	(c)	0.78	0.77	0.78
Net investment income (loss)	2.45	2.73	(c)	2.58	2.48	2.39
Portfolio turnover	47	37		62	58	68
Net assets at end of period (000 omitted)	$1,449,260	$1,457,118		$1,539,194	$1,850,948	$1,836,589

(c)          Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)         Per share data is based on average shares outstanding.

(f)           Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)         The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)            Certain expenses have been reduced without which performance would have been lower.

(s)           From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)         The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at   period end for financial reporting purposes.

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MFS Total Return Bond Series

MFS Total Return Bond Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Total Return Bond Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® Research Series

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

 VFR-PRO-043018

MFS Research Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.83%	1.08%
Fee Reductions and/or Expense Reimbursements[1]	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.80%	1.05%

1                   Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.79% of the class’ average daily net assets annually for Initial Class shares and 1.04% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$82	$262	$458	$1,023
Service Class Shares	$107	$340	$593	$1,314

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor’s 500 Stock Index (the “Index”) using MFS’ custom industry and sector categories to classify the fund and the Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

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MFS Research Series

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2018, was 0.51%. During the period(s) shown in the bar chart, the highest quarterly return was 16.62% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (22.52)% (for the calendar quarter ended December 31, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	23.07%	14.26%	8.06%
Initial Class Shares	23.37%	14.54%	8.33%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Stock Index	21.83%	15.79%	8.50%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph MacDougall	2008	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Index using MFS’ custom industry and sector categories to classify the fund and the Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

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The principal risks of investing in the fund are:

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.74% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.75% of the fund’s average daily net assets annually of the first $1 billion and 0.65% of the fund’s average daily net assets annually in excess of $1 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee

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MFS Research Series

reduction amounted to less than 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.79% of the class’ average daily net assets annually for Initial Class shares and 1.04% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph MacDougall	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2005

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares

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of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the MFS fund’s designee receives the order to be allocated to the fund. The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day, except that the fund typically pays redemption proceeds to MFS funds by the end of the second business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to

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exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the

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underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s

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assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15		12/31/14	12/31/13
Net asset value, beginning of period	$26.00	$26.68		$29.11		$28.74	$21.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.36	(c)	$0.21		$0.19	$0.20
Net realized and unrealized gain (loss)	5.67	1.98		(0.17	)(g)	2.68	6.84
Total from investment operations	$5.87	$2.34		$0.04		$2.87	$7.04
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.22)		$(0.22)		$(0.25)	$(0.08)
From net realized gain	(1.97)	(2.80)		(2.25)		(2.25)	(0.06)
Total distributions declared to shareholders	$(2.37)	$(3.02)		$(2.47)		$(2.50)	$(0.14)
Net asset value, end of period (x)	$29.50	$26.00		$26.68		$29.11	$28.74
Total return (%) (k)(r)(s)(x)	23.37	8.74	(c)	0.80		10.20	32.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	0.80	(c)	0.82		0.80	0.81
Expenses after expense reductions (f)	0.81	0.79	(c)	0.81		0.80	0.81
Net investment income (loss)	0.70	1.36	(c)	0.72		0.67	0.80
Portfolio turnover	37	45		43		34	43
Net assets at end of period (000 omitted)	$394,867	$386,256		$410,178		$468,286	$496,857
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.79	0.78	(c)	0.80		N/A	0.80

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Service Class

	Year ended
	12/31/17	12/31/16		12/31/15		12/31/14	12/31/13
Net asset value, beginning of period	$25.73	$26.42		$28.84		$28.49	$21.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	(c)	$0.13		$0.12	$0.14
Net realized and unrealized gain (loss)	5.61	1.96		(0.16	)(g)	2.65	6.78
Total from investment operations	$5.74	$2.25		$(0.03)		$2.77	$6.92
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.14)		$(0.14)		$(0.17)	$(0.07)
From net realized gain	(1.97)	(2.80)		(2.25)		(2.25)	(0.06)
Total distributions declared to shareholders	$(2.30)	$(2.94)		$(2.39)		$(2.42)	$(0.13)
Net asset value, end of period (x)	$29.17	$25.73		$26.42		$28.84	$28.49
Total return (%) (k)(r)(s)(x)	23.07	8.49	(c)	0.53		9.94	32.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.05	(c)	1.07		1.05	1.06
Expenses after expense reductions (f)	1.06	1.04	(c)	1.06		1.05	1.05
Net investment income (loss)	0.47	1.11	(c)	0.47		0.42	0.56
Portfolio turnover	37	45		43		34	43
Net assets at end of period (000 omitted)	$228,102	$220,341		$226,704		$260,028	$279,054
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.04	1.03	(c)	1.05		N/A	1.05

(c)          Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)         Per share data is based on average shares outstanding.

(f)           Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)          The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)         The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)            Certain expenses have been reduced without which performance would have been lower.

(s)           From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)         The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Research Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Research Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® Total Return Series

The investment objective of the fund is to seek total return.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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MFS Total Return Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.70%	0.95%
Fee Reductions and/or Expense Reimbursements[1]	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.63%	0.88%

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.625% of the class’ average daily net assets annually for Initial Class shares and 0.875% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$64	$217	$383	$864
Service Class Shares	$90	$296	$519	$1,160

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) invests the fund’s assets in equity securities and debt instruments. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, foreign government securities, and other obligations to repay money borrowed. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund’s assets in debt instruments. These weightings do not reflect the fund’s cash balance and can vary over time due to market movements and cash flows.

Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the equity portion of the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund’s equity securities portfolio managers and may also be considered by the fund’s other portfolio managers.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may

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MFS Total Return Series

have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2018, was (2.15)%. During the period(s) shown in the bar chart, the highest quarterly return was 11.56% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (11.94)% (for the calendar quarter ended December 31, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	12.02%	9.27%	5.81%
Initial Class Shares	12.30%	9.53%	6.07%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Stock Index	21.83%	15.79%	8.50%
MFS Total Return Blended Index	14.21%	10.25%	6.98%

As of December 31, 2017, the MFS Total Return Blended Index (the “Blended Index”) consisted of the following indices and weightings: 60% Standard & Poor’s 500 Stock Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the period, and may differ in the future.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Brooks Taylor	2004	Investment Officer of MFS
Nevin Chitkara	2006	Investment Officer of MFS
William Douglas	2004	Investment Officer of MFS
Steven Gorham	2002	Investment Officer of MFS
Richard Hawkins	2005	Investment Officer of MFS
Joshua Marston	2008	Investment Officer of MFS
Robert Persons	2017	Investment Officer of MFS
Jonathan Sage	2013	Investment Officer of MFS

As of June 30, 2018, William Douglas and Richard Hawkins will no longer be portfolio managers of the fund.

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

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MFS Total Return Series

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS invests the fund’s assets in equity securities and debt instruments. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund’s assets in debt instruments. These weightings do not reflect the fund’s cash balance and can vary over time due to market movements and cash flows.

Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the equity portion of the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered. Investments are selected primarily based on blending fundamental and quantitative research by certain equity securities portfolio managers.

Principal Investment Types

The principal investment types in which the fund may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions. Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Principal Risks

The share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of,

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MFS Total Return Series

issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s

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MFS Total Return Series

performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.66% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.70% of the fund’s average daily net assets annually of the first $1 billion; 0.65% of the fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; 0.60% of the fund’s average daily net assets annually in excess of $2.5 billion and up to $5 billion; and 0.50% of the fund’s average daily net assets annually in excess of $5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.625% of the class’ average daily net assets annually for Initial Class shares and 0.875% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 equity holdings as of each month’s end	11 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

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MFS Total Return Series

Portfolio Manager	Primary Role	Five Year History
Brooks Taylor	Lead/Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1996
Nevin Chitkara	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1997
William Douglas	Mortgage-Backed Securities Portfolio Manager	Employed in the investment area of MFS since 2004
Steven Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Richard Hawkins	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1988
Joshua Marston	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1999
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000

As of June 30, 2018, William Douglas and Richard Hawkins will no longer be portfolio managers of the fund.

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

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MFS Total Return Series

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

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MFS Total Return Series

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services. These

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MFS Total Return Series

valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Total Return Series

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$23.18	$22.60		$24.31	$23.44	$20.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.49	$0.54	(c)	$0.62	$0.54	$0.45
Net realized and unrealized gain (loss)	2.29	1.51		(0.77)	1.43	3.34
Total from investment operations	$2.78	$2.05		$(0.15)	$1.97	$3.79
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.69)		$(0.64)	$(0.46)	$(0.40)
From net realized gain	(0.68)	(0.78)		(0.92)	(0.64)	—
Total distributions declared to shareholders	$(1.26)	$(1.47)		$(1.56)	$(1.10)	$(0.40)
Net asset value, end of period (x)	$24.70	$23.18		$22.60	$24.31	$23.44
Total return (%) (k)(r)(s)(x)	12.30	9.09	(c)	(0.37)	8.50	19.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.71	(c)	0.79	0.78	0.79
Expenses after expense reductions (f)	0.63	0.62	(c)	0.65	0.67	0.73
Net investment income (loss)	2.04	2.33	(c)	2.57	2.24	2.05
Portfolio turnover	34	35		41	32	53
Net assets at end of period (000 omitted)	$1,350,737	$1,359,943		$1,423,284	$1,662,709	$1,826,378

Service Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$22.81	$22.26		$23.95	$23.12	$19.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.47	(c)	$0.55	$0.47	$0.39
Net realized and unrealized gain (loss)	2.25	1.49		(0.74)	1.41	3.29
Total from investment operations	$2.68	$1.96		$(0.19)	$1.88	$3.68
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.63)		$(0.58)	$(0.41)	$(0.36)
From net realized gain	(0.68)	(0.78)		(0.92)	(0.64)	—
Total distributions declared to shareholders	$(1.21)	$(1.41)		$(1.50)	$(1.05)	$(0.36)
Net asset value, end of period (x)	$24.28	$22.81		$22.26	$23.95	$23.12
Total return (%) (k)(r)(s)(x)	12.02	8.81	(c)	(0.58)	8.24	18.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.96	(c)	1.04	1.03	1.04
Expenses after expense reductions (f)	0.88	0.87	(c)	0.90	0.92	0.98
Net investment income (loss)	1.79	2.08	(c)	2.32	1.98	1.80
Portfolio turnover	34	35		41	32	53
Net assets at end of period (000 omitted)	$1,427,824	$1,276,603		$1,191,583	$1,370,248	$1,392,627

(c)          Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)         Per share data is based on average shares outstanding.

(f)           Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)         The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)            Certain expenses have been reduced without which performance would have been lower.

(s)           From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)         The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Total Return Series

MFS Total Return Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Total Return Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® Utilities Series

The investment objective of the fund is to seek total return.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

VUF-PRO-043018

MFS Utilities Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.80%	1.05%

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MFS Utilities Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$82	$255	$444	$990
Service Class Shares	$107	$334	$579	$1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in securities of issuers in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).

MFS primarily invests the fund’s assets in equity securities, but may also invest in debt instruments, including below investment grade quality debt instruments. Equity securities include common stocks, convertible securities, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.  Debt instruments include corporate bonds and other obligations to repay money borrowed.

MFS may invest the fund’s assets in securities of companies of any size.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Utilities Concentration Risk:  The fund’s performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The prices of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

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MFS Utilities Series

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single country or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the countries and regions to which the fund is exposed.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2018, was (2.14)%. During the period(s) shown in the bar chart, the highest quarterly return was 20.66% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (24.03)% (for the calendar quarter ended September 30, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	14.49%	7.98%	5.20%
Initial Class Shares	14.83%	8.25%	5.46%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Stock Index	21.83%	15.79%	8.50%
Standard & Poor’s 500 Utilities Index	12.11%	12.62%	6.31%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Claud Davis	2014	Investment Officer of MFS
Maura Shaughnessy	1993	Investment Officer of MFS
J. Scott Walker	2017	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

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Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in securities of issuers in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).

MFS primarily invests the fund’s assets in equity securities, but may also invest in debt instruments, including below investment grade quality debt instruments.

MFS may invest the fund’s assets in securities of companies of any size.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Convertible Securities:  Convertible securities are securities that may be converted into or exchanged (by the holder or by the issuer) for shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities generally have lower priority in the event of bankruptcy of the issuer than non-convertible debt instruments.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, and swaps.

Principal Risks

The share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react

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differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Utilities Concentration Risk:  The fund’s performance will be closely tied to the performance of issuers in a limited number of industries. Issuers in a single industry can react similarly to market, economic, industry, political, regulatory, geopolitical, and other conditions. As a result, the fund’s performance could be more volatile than the performance of more broadly-diversified funds.

Issuers in the utilities sector are subject to many risks, including the following:  increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments, especially frontier market investments, can involve additional and

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greater risks than the risks associated with investments in developed foreign market securities. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Focus Risk:  Issuers in a single country or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the countries and regions to which the fund is exposed.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.72% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.75% of the fund’s average daily net assets annually up to $1 billion; 0.70% of the fund’s average daily net assets annually in excess of $1 billion to $3 billion; and 0.65% of the fund’s average daily net assets annually in excess of $3 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

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MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Claud Davis	Portfolio Manager	Employed in the investment area of MFS since 1994
Maura Shaughnessy	Portfolio Manager	Employed in the investment area of MFS since 1991
J. Scott Walker	Portfolio Manager	Employed in the investment area of MFS since 2008

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial

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Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment

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vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing

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MFS Utilities Series

the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Utilities Series

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$26.81	$25.56		$33.97	$31.88	$27.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.81	$1.06	(c)	$0.81	$0.99	$0.94
Net realized and unrealized gain (loss)	3.17	1.91		(5.56)	3.13	4.64
Total from investment operations	$3.98	$2.97		$(4.75)	$4.12	$5.58
Less distributions declared to shareholders
From net investment income	$(1.29)	$(1.08)		$(1.38)	$(0.74)	$(0.73)
From net realized gain	—	(0.64)		(2.28)	(1.29)	(0.58)
Total distributions declared to shareholders	$(1.29)	$(1.72)		$(3.66)	$(2.03)	$(1.31)
Net asset value, end of period (x)	$29.50	$26.81		$25.56	$33.97	$31.88
Total return (%) (k)(r)(s)(x)	14.83	11.47	(c)	(14.54)	12.77	20.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	0.77	(c)	0.79	0.79	0.80
Expenses after expense reductions (f)	0.79	0.77	(c)	0.78	0.78	0.80
Net investment income (loss)	2.78	3.89	(c)	2.59	2.87	3.07
Portfolio turnover	27	33		42	53	50
Net assets at end of period (000 omitted)	$561,744	$556,607		$561,517	$754,927	$525,386

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MFS Utilities Series

Service Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$26.37	$25.15		$33.48	$31.47	$27.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.73	$0.97	(c)	$0.72	$0.92	$0.85
Net realized and unrealized gain (loss)	3.09	1.90		(5.47)	3.05	4.58
Total from investment operations	$3.82	$2.87		$(4.75)	$3.97	$5.43
Less distributions declared to shareholders
From net investment income	$(1.21)	$(1.01)		$(1.30)	$(0.67)	$(0.65)
From net realized gain	—	(0.64)		(2.28)	(1.29)	(0.58)
Total distributions declared to shareholders	$(1.21)	$(1.65)		$(3.58)	$(1.96)	$(1.23)
Net asset value, end of period (x)	$28.98	$26.37		$25.15	$33.48	$31.47
Total return (%) (k)(r)(s)(x)	14.49	11.24	(c)	(14.76)	12.47	20.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	1.02	(c)	1.04	1.04	1.05
Expenses after expense reductions (f)	1.04	1.02	(c)	1.03	1.03	1.05
Net investment income (loss)	2.53	3.64	(c)	2.34	2.71	2.82
Portfolio turnover	27	33		42	53	50
Net assets at end of period (000 omitted)	$1,021,211	$998,836		$967,824	$1,252,327	$978,732

(c)          Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)         Per share data is based on average shares outstanding.

(f)           Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)         The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)            Certain expenses have been reduced without which performance would have been lower.

(s)           From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)         The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at   period end for financial reporting purposes.

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MFS Utilities Series

MFS Utilities Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Utilities Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

April 30, 2018

PROSPECTUS

MFS® Value Series

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	N/A
Service Class	N/A

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

 VLU-PRO-043018

MFS Value Series

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Initial Class	Service Class
Management Fee	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.73%	0.98%

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MFS Value Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$75	$233	$406	$906
Service Class Shares	$100	$312	$542	$1,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

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MFS Value Series

The total return for the three-month period ended March 31, 2018, was (3.11)%. During the period(s) shown in the bar chart, the highest quarterly return was 16.55% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (19.07)% (for the calendar quarter ended December 31, 2008).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

	1 YEAR	5 YEARS	10 YEARS
Service Class Shares	17.35%	14.60%	7.64%
Initial Class Shares	17.65%	14.88%	7.90%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell 1000® Value Index	13.66%	14.04%	7.10%

The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Nevin Chitkara	2006	Investment Officer of MFS
Steven Gorham	2002	Investment Officer of MFS

Purchase and Sale of Fund Shares

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, for minimum investment requirements and redemption procedures.

Taxes

You should consult with the insurance company that issued your variable contract, or other eligible investor through which your investment in the fund is made, to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and/or its affiliates may make payments to insurance companies, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company or other financial intermediary to include the fund as an investment option in its product or to recommend the fund over another investment option. Ask your financial intermediary or insurance company, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

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MFS Value Series

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic developments, U.S. and foreign government action such as the imposition of currency or capital controls or tariffs, economic and trade sanctions or embargoes, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended December 31, 2017, the fund paid MFS an effective management fee equal to 0.68% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee set forth in the Investment Advisory Agreement is 0.75% of the fund’s average daily net assets annually up to $1 billion; 0.65% of the fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.60% of the fund’s average daily net assets annually in excess of $2.5 billion.

For the period from January 1, 2017 to April 27, 2017, the management fee set forth in the Investment Advisory Agreement was 0.75% of the fund’s average daily net assets annually of the first $1 billion and 0.65% of the fund’s average daily net assets annually in excess of $1 billion.

For the period from January 1, 2017, to April 27, 2017, MFS agreed in writing to reduce its management fee to 0.60% of the fund’s average daily net assets annually in excess of $2.5 billion. This written agreement was terminated as of April 27, 2017.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and

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borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.90% of the class’ average daily net assets annually for Initial Class shares and 1.15% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2019.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended December 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $488 billion as of February 28, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS website at mfs.com/vit1 by choosing the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Nevin Chitkara	Portfolio Manager	Employed in the investment area of MFS since 1997
Steven Gorham	Portfolio Manager	Employed in the investment area of MFS since 1992

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares through this prospectus.  All classes of the fund have the same investment objective and investments, but each class has its own expense structure.

The fund offers Initial Class and Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts and to any other investor permitted to hold shares of the fund without affecting the ability of insurance company separate accounts whose contracts are funded by the fund to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”) (e.g., qualified pension and retirement plans and certain fund-of-funds).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

The fund has not adopted a Rule 12b-1 plan with respect to its Initial Class shares.

Financial Intermediary Compensation

Insurance companies that issue variable contracts and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market

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the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts and other eligible investors that are the record owners of the shares. Contract holders and other eligible investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company or other eligible investor through which their investment in the fund is made.  The fund may reject for any reason any purchase orders.

Insurance companies and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee will receive the net asset value next calculated after the order is received by the fund’s designee, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the MFS fund’s designee receives the order to be allocated to the fund. The fund typically processes redemption proceeds to insurance company separate accounts or other eligible investors by the end of the next business day, except that the fund typically pays redemption proceeds to MFS funds by the end of the second business day.  However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (the “SEC”), the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If MFS determines it to be feasible and appropriate, the fund may pay the redemption by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange your shares of the fund for shares of the same class of another fund at their respective net asset values if shares of that fund are available for purchase by the insurance company separate account or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange.

Disruptive Trading

Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate

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loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract or other eligible investment vehicle may also limit the ability of the insurance company or other eligible investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company variable contract or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other and may serve as the underlying investments for both variable annuity and variable life insurance contracts. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

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Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Current net asset values per share are provided each business day to insurance companies, plan sponsors and other shareholders.  To receive current net asset values per share each business day, shareholders should call MFSC at 1-877-411-3325. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions are automatically reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts and other eligible investors. You should consult with the insurance company that issued your variable contract or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Initial Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$18.90	$18.39		$20.34	$19.28	$14.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.38	(c)	$0.40	$0.44	$0.30
Net realized and unrealized gain (loss)	2.93	2.16		(0.67)	1.55	4.83
Total from investment operations	$3.23	$2.54		$(0.27)	$1.99	$5.13
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.42)		$(0.48)	$(0.31)	$(0.20)
From net realized gain	(0.81)	(1.61)		(1.20)	(0.62)	(0.05)
Total distributions declared to shareholders	$(1.21)	$(2.03)		$(1.68)	$(0.93)	$(0.25)
Net asset value, end of period (x)	$20.92	$18.90		$18.39	$20.34	$19.28
Total return (%) (k)(r)(s)(x)	17.65	14.09	(c)	(0.74)	10.51	35.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.73	(c)	0.73	0.73	0.73
Expenses after expense reductions (f)	0.73	0.72	(c)	0.73	0.72	0.73
Net investment income (loss)	1.51	2.02	(c)	2.00	2.23	1.74
Portfolio turnover	10	15		13	13	15
Net assets at end of period (000 omitted)	$996,794	$968,078		$964,811	$1,118,647	$1,090,381

Service Class

	Year ended
	12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$18.59	$18.12		$20.05	$19.03	$14.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.33	(c)	$0.34	$0.38	$0.25
Net realized and unrealized gain (loss)	2.87	2.11		(0.65)	1.52	4.78
Total from investment operations	$3.12	$2.44		$(0.31)	$1.90	$5.03
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.36)		$(0.42)	$(0.26)	$(0.17)
From net realized gain	(0.81)	(1.61)		(1.20)	(0.62)	(0.05)
Total distributions declared to shareholders	$(1.16)	$(1.97)		$(1.62)	$(0.88)	$(0.22)
Net asset value, end of period (x)	$20.55	$18.59		$18.12	$20.05	$19.03
Total return (%) (k)(r)(s)(x)	17.35	13.78	(c)	(0.93)	10.20	35.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	0.98	(c)	0.98	0.98	0.98
Expenses after expense reductions (f)	0.98	0.97	(c)	0.98	0.97	0.98
Net investment income (loss)	1.26	1.78	(c)	1.76	1.99	1.49
Portfolio turnover	10	15		13	13	15
Net assets at end of period (000 omitted)	$1,398,374	$1,302,307		$1,167,754	$1,481,882	$1,404,019

(c)        Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)       Per share data is based on average shares outstanding.

(f)         Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)       The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)          Certain expenses have been reduced without which performance would have been lower.

(s)         From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)       The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Value Series

MFS Value Series

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Value Series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated April 30, 2018, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-8326.

Statement of Additional Information

April 30, 2018

MFS® Variable Insurance Trust

Fund	Ticker Symbols
MFS® Variable Insurance Trust
MFS® Global Equity Series	N/A
MFS® Growth Series	N/A
MFS® Investors Trust Series	N/A
MFS® Mid Cap Growth Series	N/A
MFS® New Discovery Series	N/A
MFS® Research Series	N/A
MFS® Total Return Bond Series	N/A
MFS® Total Return Series	N/A
MFS® Utilities Series	N/A
MFS® Value Series	N/A

This Statement of Additional Information (“SAI”) contains additional information about each fund listed above (references to “a Fund” or “the Fund” mean each fund listed on the cover page unless otherwise noted), and should be read in conjunction with the Fund’s Prospectus dated April 30, 2018, as may be amended or supplemented from time to time. The Fund’s financial statements are incorporated into this SAI by reference to each Fund’s most recent Annual Report to shareholders. You may obtain a copy of the Fund’s Prospectus and Annual Report without charge by contacting the Shareholder Servicing Agent (1-877-411-3325).

Shares of the Fund may be offered to separate accounts of certain insurance companies (“Participating Insurance Companies”) that fund variable annuity and variable life insurance contracts (“Contracts”) and to other eligible investors.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

VIT-SAI-COMBINED-043018

DEFINITIONS

“1940 Act” – the Investment Company Act of 1940 and the rules and regulations thereunder, as amended from time to time, and as such Act, rules, or regulations are interpreted by the SEC.

“Board” – the Board of Trustees of the Trust.

“Fund” – references to “a Fund” or “the Fund” mean each fund listed on the cover page, unless otherwise noted.

“Independent Trustees” – trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund.

“Majority Shareholder Vote” – as defined currently in the 1940 Act to be the lesser of (i) 67% or more of the voting securities present at a meeting at which holders of voting securities representing more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities.

“MFD” or “Distributor” – MFS Fund Distributors, Inc., a Delaware corporation.

“MFS” or “Adviser” – Massachusetts Financial Services Company, a Delaware corporation.

“MFSC” or “Shareholder Servicing Agent” – MFS Service Center, Inc., a Delaware corporation.

“MFS Fund” – a fund managed by MFS and overseen by the Board.

“MFS Funds” – collectively, the funds managed by MFS and overseen by the Board.

“Prospectus” – The Prospectus of the Fund, dated April 30, 2018, as may be amended or supplemented from time to time.

“SEC” – U.S. Securities and Exchange Commission.

“Trust” – MFS Variable Insurance Trust .

“Variable Accounts” – variable accounts established by Participating Insurance Companies to fund Contracts.

MANAGEMENT OF THE FUND

Organization of the Fund

MFS Global Equity Series, MFS Growth Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Series, MFS Total Return Bond Series, MFS Total Return Series, MFS Utilities Series, and MFS Value Series, each an open-end investment company, are series of MFS Variable Insurance Trust, a Massachusetts business trust organized in 1994. Prior to April 30, 2015, MFS Total Return Bond Series was known as MFS Research Bond Series.

MFS Global Equity Series, MFS Growth Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Series, MFS Total Return Bond Series, MFS Total Return Series, MFS Utilities Series, and MFS Value Series are diversified funds.

Trustees/Officers

Board Leadership Structure and Oversight — The following provides an overview of the leadership structure of the Board and the Board’s oversight of the MFS Funds’ risk management process.  The Board currently consists of 10 Trustees, eight of whom are Independent Trustees. An Independent Trustee serves as Chair of the Board. Taking into account the number, the diversity and the complexity of the MFS Funds overseen by the Board and the aggregate amount of assets under management in the MFS Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to Committees of the Board.  Each of the seven standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities, consists exclusively of Independent Trustees.  In connection with each of the Board’s regular meetings, the Independent Trustees meet separately from MFS with their counsel and with the MFS Funds’ Independent Senior Officer, who is independent of MFS and advises the Independent Trustees regarding contract review, compliance, and business matters. The Independent Trustees also meet regularly with the MFS Funds’ Chief Compliance Officer (who is also MFS’ Chief Compliance Officer) to receive reports regarding the compliance of the MFS Funds with the federal securities laws and the MFS Funds’ compliance policies and procedures.  The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the MFS Funds.

Each MFS Fund has retained MFS as its investment adviser and administrator. MFS provides each MFS Fund with investment advisory services, and is responsible for day-to-day administration of each MFS Fund and management of the risks that arise from each MFS Fund’s investments and operations. Certain employees of MFS serve as each MFS Fund’s officers, including each MFS Fund’s principal executive officer and principal financial and accounting officer. The Board provides oversight of the services provided by MFS and its affiliates, including the risk management activities of MFS and its affiliates. In addition, each Committee of the Board provides oversight of its risk management activities with respect to the particular activities within the Committee’s purview.  In the course of providing oversight, the Board and the Committees receive a wide range of reports on each MFS Fund’s activities, including regarding each MFS Fund’s investment portfolio, the compliance of each MFS Fund with applicable laws, and each MFS Fund’s financial accounting and reporting. The Board also meets periodically with the portfolio managers of each MFS Fund to receive reports regarding the management of each MFS Fund, including its investment risks.  The Board and the relevant Committees meet periodically with MFS’ Chief Risk Officer and MFS’ Chief Investment Risk Officer to receive reports on MFS’ and its affiliates’ risk management activities, including their efforts to (i) identify key risks that could adversely affect the MFS Funds or MFS; (ii) implement processes and controls to mitigate such key risks; and (iii) monitor business and market conditions in order to facilitate the processes described in (i) and (ii) above.  In addition, the Board and the relevant Committees oversee risk management activities related to the key risks associated with services provided by various non-affiliated service providers through the receipt of reports prepared by MFS, and, in certain circumstances, through the receipt of reports directly from service providers, such as in the case of each MFS Fund’s auditor, custodian, and pricing service providers.

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Trustees and Officers — Identification and Background — The identification and background of the Trustees and Officers of the Trust, as well as an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Fund should so serve, are set forth in APPENDIX A.

Trustee Compensation and Committees — Compensation paid to the Independent Trustees for certain specified periods, as well as information regarding Committees of the Board, is set forth in APPENDIX B.

Share Ownership

Information concerning the ownership of Fund shares (i) by Trustees and officers of the Trust as a group, as well as the dollar value range of each Trustee’s share ownership in the Fund and, on an aggregate basis, in the MFS Funds, (ii) by investors who are deemed to “control” the Fund, if any, and (iii) by investors who own 5% or more of any class of Fund shares (if no classes, of the Fund), if any, is set forth in APPENDIX C.

Portfolio Manager(s)

Information regarding other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest of the Fund’s portfolio manager(s), is set forth in APPENDIX D.

Contractual Arrangements

The Fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian, among others, who each provide services to the Fund. Unless expressly stated otherwise, shareholders of the Fund are not parties to, or intended beneficiaries of, these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund.

Investment Adviser

MFS provides the Fund with investment advisory services. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

As of February 1, 2010, MFS signed the Principles for Responsible Investment (PRI), an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact.  As a signatory to the PRI, where consistent with its fiduciary responsibilities, MFS aspires to: incorporate environmental, social and corporate governance (ESG) issues into its investment analysis and decision-making processes; be an active owner and incorporate ESG issues into its ownership policies and practices; seek appropriate disclosure on ESG issues by the entities in which it invests; promote acceptance and implementation of the PRI within the investment industry; work to enhance the effectiveness in implementing the PRI; and report on activities and progress toward implementing the PRI.  While MFS aspires to follow the PRI where consistent with its fiduciary responsibilities, signing the PRI is not a legal commitment to do so and MFS may take actions that may be inconsistent with the PRI or may fail to take actions that would be consistent with the PRI.

MFS votes proxies on behalf of the Fund pursuant to the proxy voting policies and procedures set forth in APPENDIX E. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.

In addition to the conflicts of interest discussed elsewhere in this SAI, MFS may have other conflicts of interest related to its service as investment adviser to the Fund and other accounts, its other business activities, and its employees.  In order to minimize conflicts of interest, all employees of MFS are subject to policies and procedures regarding conflicts of interest, appropriate business conduct, confidential and proprietary information, information barriers, private investments, outside business activities, personal trading, gifts and entertainment, political and charitable contributions, and other topics.  There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

MFS advises multiple accounts (including accounts in which MFS or an affiliate have an interest).  Investment and voting decisions made for one or more accounts may compete with, differ from, conflict with, or involve different timing from investment and voting decisions made for the Fund.  MFS’ acting as investment adviser to multiple accounts could have a detrimental effect on the price, terms, or availability of a security with respect to the Fund.

In certain instances, there are securities that are suitable for the Fund as well as for one or more other accounts advised by MFS or of any subsidiary of MFS or that MFS believes should no longer be held by the Fund or by other accounts advised by MFS or any subsidiary of MFS. It is possible that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one account. Transactions for each account generally are effected independently unless MFS determines to purchase or sell the same securities for several clients at approximately the same time. MFS may, but is not required to, aggregate purchases and sales for several accounts. The simultaneous management of multiple accounts may create conflicts of interest, particularly in circumstances where MFS or an affiliate has an interest in one or more accounts, where one or more accounts pays higher fees or performance-based fees, or where the availability or liquidity of investment opportunities is limited. MFS has adopted policies that it believes are reasonably designed to ensure that when two or more accounts (including accounts in which MFS or an affiliate have an interest) are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among accounts in a manner believed by MFS to be fair and equitable to each account over time.  Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

Investment Advisory Agreement – MFS manages the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, MFS provides the Fund with investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for the Fund. For these services, MFS receives an investment advisory fee, computed and paid monthly, as follows:

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For MFS Global Equity Series – The management fee set forth in the Investment Advisory Agreement is 0.90% of the Fund’s average daily net assets annually of the first $1 billion; 0.75% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.65% of the Fund’s average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.97% of the class’ average daily net assets annually for Initial Class shares and 1.22% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least April 30, 2019.

For MFS Growth Series – The management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually of the first $1 billion and 0.65% of the Fund’s average daily net assets annually in excess of $1 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS Investors Trust Series – Effective April 28, 2017, the management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually up to $1 billion; 0.65% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.60% of the Fund’s average daily net assets annually in excess of $2.5 billion. For the period from January 1, 2017 to April 27, 2017, the management fee set forth in the Investment Advisory Agreement was 0.75% of the Fund’s average daily net assets annually of the first $1 billion and 0.65% of the Fund’s average daily net assets annually in excess of $1 billion. For the period from January 1, 2017 to April 27, 2017, MFS agreed in writing to reduce its management fee to 0.60% of the Fund’s average daily net assets annually in excess of $2.5 billion. This written agreement was terminated as of April 27, 2017. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.79% of the class’ average daily net assets annually for Initial Class shares and 1.04% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least April 30, 2019.

For MFS Mid Cap Growth Series – The management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually of the first $1 billion and 0.70% of the Fund’s average daily net assets annually in excess of $1 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS New Discovery Series – The management fee set forth in the Investment Advisory Agreement is 0.90% of the Fund’s average daily net assets annually of the first $1 billion and 0.80% of the Fund’s average daily net assets annually in excess of $1 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.94% of the class’ average daily net assets annually for Initial Class shares and 1.19% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least April 30, 2019.

For MFS Research Series – The management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually of the first $1 billion and 0.65% of the Fund’s average daily net assets annually in excess of $1 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.79% of the class’ average daily net assets annually for Initial Class shares and 1.04% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least April 30, 2019.

For MFS Total Return Bond Series – Effective April 28, 2017, the management fee set forth in the Investment Advisory Agreement is 0.50% of the Fund’s average daily net assets annually up to $2.5 billion; 0.45% of the Fund’s average daily net assets annually in excess of $2.5 billion and up to $5 billion; and 0.40% of the Fund’s average daily net assets annually in excess of $5 billion. For the

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period from January 1, 2017 to April 27, 2017, the management fee set forth in the Investment Advisory Agreement was 0.50% of the Fund’s average daily net assets annually. For the period from January 1, 2017 to April 27, 2017, MFS agreed in writing to reduce its management fee to 0.45% of the Fund’s average daily net assets annually in excess of $2.5 billion to $5 billion; and 0.40% of the Fund’s average daily net assets annually in excess of $5 billion. This written agreement was terminated as of April 27, 2017. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS Total Return Series – The management fee set forth in the Investment Advisory Agreement is 0.70% of the Fund’s average daily net assets annually of the first $1 billion; 0.65% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; 0.60% of the Fund’s average daily net assets annually in excess of $2.5 billion and up to $5 billion; and 0.50% of the Fund’s average daily net assets annually in excess of $5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.625% of the class’ average daily net assets annually for Initial Class shares and 0.875% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least April 30, 2019.

For MFS Utilities Series – The management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually up to $1 billion; 0.70% of the Fund’s average daily net assets annually in excess of $1 billion to $3 billion; and 0.65% of the Fund’s average daily net assets annually in excess of $3 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS Value Series – Effective April 28, 2017, the management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually up to $1 billion; 0.65% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.60% of the Fund’s average daily net assets annually in excess of $2.5 billion. For the period from January 1, 2017 to April 27, 2017, the management fee set forth in the Investment Advisory Agreement was 0.75% of the Fund’s average daily net assets annually of the first $1 billion and 0.65% of the Fund’s average daily net assets annually in excess of $1 billion. For the period from January 1, 2017, to April 27, 2017, MFS agreed in writing to reduce its management fee to 0.60% of the Fund’s average daily net assets annually in excess of $2.5 billion. This written agreement was terminated as of April 27, 2017. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended December 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.90% of the class’ average daily net assets annually for Initial Class shares and 1.15% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least April 30, 2019.

MFS pays the compensation of the Trust’s officers and of any Trustee who is an employee of MFS. MFS also furnishes at its own expense investment advisory and administrative services, office space, equipment, clerical personnel, investment advisory facilities, and executive and supervisory personnel necessary for managing the Fund’s investments and effecting its portfolio transactions.

The Trust pays the compensation of the Independent Trustees and all expenses of the Fund incurred in its operation and offering of shares (other than those assumed by MFS in writing) including: management fees; Rule 12b-1 fees; administrative services fees; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar, or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing stock certificates, shareholder reports, notices, proxy statements, confirmations, periodic investment statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Fund’s custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; organizational and start-up costs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits, or proceedings to which the Fund is a party or otherwise may have an exposure, and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except to the extent that the Distribution Agreement with MFD, provides that MFD is to pay some or all of such expenses. Expenses of the Trust which are not attributable to a specific Fund are allocated among the MFS Funds in the Trust in a manner believed by management of the Trust to be fair and equitable.

The Advisory Agreement has an initial two-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board or by Majority Shareholder Vote and, in either case, by a majority of the Independent Trustees. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by a Majority Shareholder Vote, or by either party, on not more than 60 days’ nor less than 30 days’ written notice. The Advisory Agreement may be approved, renewed, amended, or

4

terminated as to one MFS Fund in the Trust, even though the Agreement is not approved, renewed, amended, or terminated as to any other MFS Fund in the Trust.

The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its or their duties and obligations under the Advisory Agreement.

Administrator

MFS provides the Fund with certain financial, legal and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the Fund pays an annual fee to MFS for providing these services based on the amount of assets in the Fund and/or the type of fund.

Shareholder Servicing Agent

MFSC, a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee from the Fund based on the amount of assets in the Fund, the number of insurance companies that own shares of the Fund, the costs it incurs in providing these services, and a target profit margin. MFSC also contracts with other entities to provide some or all of the services described above.

In addition, MFSC is reimbursed by the Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above.

Proceeds from Fund purchases, redemptions, and distribution payments may be held in one or more demand deposit bank accounts registered to MFSC, who acts as agent for the Funds when opening, closing, and conducting business in the bank account(s).  MFSC may invest overnight balances in money market instruments, including money market funds.  Any balances not invested remain in the bank account(s) overnight.  Pursuant to the Shareholder Servicing Agent Agreement, if MFSC has acted in good faith and with reasonable care, investment risks associated with such bank account(s) are risks of the Fund.

Distributor

MFD, a wholly-owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement. Under the Agreement, MFD agrees to use its best efforts to find purchasers for shares of the Fund.

Custodian

State Street Bank and Trust Company (“State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of the Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

Certain Service Provider Compensation

Compensation paid by the Fund to certain of its service providers for advisory services, administrative services, and transfer agency-related services, for certain specified periods, is set forth in APPENDIX F.

Code of Ethics

The Fund, MFS, its subadvisor (if applicable), and MFD have adopted separate codes of ethics (“Codes of Ethics”) as required under the 1940 Act. The Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of MFS employees and the interests of the Fund. Subject to certain conditions and restrictions, each code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held, or sold by the Fund.

DISTRIBUTION PLAN

The Trustees have approved a plan for the Fund in accordance with Rule 12b-1 under the 1940 Act for Service Class Shares (the “Distribution Plan”). The Fund has not adopted a Distribution Plan with respect to Initial Class Shares. In approving the Distribution Plan, the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements relating to the Distribution Plan (“Distribution Plan Qualified Trustees”), concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and each respective class of shareholders.

The Distribution Plan is designed to promote sales of shares and reduce the amount of redemptions that might otherwise occur if the Distribution Plan were not in effect, as well as to compensate intermediaries for their servicing and maintenance of shareholder accounts. Increasing the Fund’s net assets through sales of shares, or reducing reductions in net assets by reducing redemptions, may help reduce the Fund’s expense ratio by spreading the Fund’s fixed costs over a larger base and may reduce the potential adverse effect of selling the Fund’s portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or not be reduced, or that other benefits will be realized as a result of the Distribution Plan.

The Distribution Plan remains in effect from year to year only if its continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Distribution Plan Qualified Trustees. The Distribution Plan also requires that the Fund and MFD each provide the Trustees, and that the Trustees review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by a Majority Shareholder Vote of the shares of the class to which the Distribution Plan relates (“Designated Class”). The Distribution Plan may

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not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the shares of the Designated Class of the Fund or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees.

These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the Service Class Shares. Some or all of the distribution and/or service fee may be spent on activities, including compensation to and expenses of employees of MFD, including overhead and telephone expenses, who engage in the distribution of Service Class Shares; printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity or variable life insurance contracts investing indirectly in Service Class Shares (“Variable Contracts”); compensation to financial intermediaries and broker/dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts; expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Service Class Shares; expenses of holding seminars and sales meetings designed to promote the distribution of  Service Class Shares; expenses of obtaining information and providing explanations to Variable Contract owners regarding investment objectives and policies and other information about the Trust and its Funds, including the performance of the Funds; expenses of training sales personnel regarding the Service Class Shares; expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Service Class Shares; and expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Service Class Shares attributable to such accounts.

Payments made by the Fund under the Fund’s Distribution Plan for the Fund’s most recent fiscal year are set forth in APPENDIX G.

FINANCIAL INTERMEDIARY COMPENSATION

MFD and/or its affiliates may make payments to financial intermediaries that sell Fund shares as described in APPENDIX H.

INVESTMENT STRATEGIES, RISKS AND RESTRICTIONS

Set forth in APPENDIX I is a description of investment strategies which the Fund may generally use in pursuing its investment objective(s) and investment policies to the extent such strategies are consistent with its investment objective and investment policies, and a description of the risks associated with these investment strategies. Set forth in APPENDIX J is a description of investment restrictions to which the Fund is subject.

NET INCOME AND DISTRIBUTIONS

The Fund intends to distribute to its shareholders all or substantially all of its net investment income. The net investment income of the Fund consists of non-capital gain income less expenses. In addition, the Fund intends to distribute net realized short- and long-term capital gains, if any, at least annually.

The Variable Accounts can choose to receive distributions from the Fund in either cash or additional shares.  It is expected that the Variable Accounts will choose to receive distributions in additional shares.  If the Variable Accounts choose to receive distributions in cash, they will reinvest the cash in the Fund to purchase additional shares at their net asset value.

TAX CONSIDERATIONS

The discussion below is generally based on the assumption that the shares of the Fund that are held by Participating Insurance Company separate accounts will be considered as owned by such separate accounts.  For information concerning the federal income tax consequences to a holder of a Contract or other eligible investor, refer to the Prospectus for the particular Contract or other materials for the investment vehicle through which the investment in the Fund is made.

Tax Treatment of the Fund

Federal Taxes — The Fund (even if it is a Fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a “regulated investment company” under Subchapter M of the Code.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid; generally, taxable ordinary income and the excess, if any, of the net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income.  In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2).  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  For purposes of the diversification test in (b) above, identification of the issuer (or issuers) of a particular Fund investment will depend on the terms and conditions of that investment.  In some cases, such identification may be uncertain under current law, and future Internal Revenue Service (“IRS”) guidance or an adverse determination by the IRS regarding issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test.  In the case of the Fund’s investment in loan participations, the Fund will treat both the entity from whom the loan participation is acquired and the borrower as an issuer for the purposes of meeting the diversification requirement described in paragraph (b) above.  Finally, for purposes of this diversification requirement, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, the Fund will not be subject to any U.S. federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code.  The Fund’s foreign-source income, gains and proceeds, if any, may be subject to foreign withholding or other taxes, which could decrease the Fund’s return on the underlying investments.

If the Fund were to fail to meet the income, diversification, or distributions test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets.  If the Fund were ineligible to or otherwise did not cure such failure for any year, the Fund would fail to qualify as a “regulated investment company” accorded special tax treatment for such year.  In that case, the Fund would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and each insurance company’s separate account invested in the Fund would fail to satisfy the diversification requirements of Section 817 (h) of the Code (see below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards).  Investment company taxable income which is retained by the Fund will be subject to tax at regular corporate rates.  The Fund may also retain for investment its net capital gain.

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level.  This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are tax-exempt pension trusts, separate accounts of life insurance companies funding variable contracts, and certain other permitted investors.  For purposes of determining whether such investors are the sole shareholders of a regulated investment company, shares attributable to an investment in the regulated investment company (not exceeding $250,000) made in connection with the organization of such regulated investment company are not taken into account.

Additional Requirements Applicable to Variable Contracts

The Fund intends to continue to diversify its assets to comply with the requirements of Section 817(h) of the Code and the regulations thereunder applicable to insurance company separate accounts.  If all of the beneficial interests in the Fund are held by one or more insurance companies and certain other eligible holders, the diversification requirements of Section 817(h) may be applied by taking into account the assets of the Fund, rather than treating the interest in the Fund as a separate investment of each separate account investing in the Fund.  The Fund intends to continue to diversify its assets in accordance with the requirements of Section 817(h) so that, assuming that look-through treatment as described in the preceding sentence is available, any separate account invested wholly in the Fund would also satisfy such diversification requirement.

These requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the proportion of each insurance company separate account’s (and here, the Fund’s) assets that may be represented by any single investment.  Specifically, the regulations provide that, except as permitted by the “safe harbor” described below (or in general during a one year start-up period), as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of an insurance company separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer.  Under recent Treasury guidance, a special rule for satisfying the diversification requirement is available to insurance company separate accounts investing in funds that qualify as “government money market funds” under Rule 2a-7(a)(14) under the 1940 Act, pending the issuance of revised Treasury Regulations.  Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.

Failure by the Fund to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure to satisfy the applicable diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts.

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The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment of such contracts described above.  The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future.  If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  In determining whether an impermissible level of investor control is present, one factor the IRS considers when a separate account invests in one or more registered investment companies is whether a registered investment company’s investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the separate account.  Current IRS guidance indicates that typical regulated investment company investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a separate account.  For example, the IRS has blessed a separate account offering sub-accounts (each funded through a single regulated investment company) with the following investment strategies:  money market, bonds, large company stock, international stock, small company stock, mortgage-backed securities, health care industry, emerging markets, telecommunications, financial services, South American stock, energy, and Asian markets.  Most, although not necessarily all of the Funds have investment objectives and strategies that are not materially narrower than the investment strategies described in this IRS guidance.  In the event that additional rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that such Fund will not have to change its investment objective or investment policies.  The Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Certain Investments — Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain inflation-adjusted debt instruments, certain stripped securities, and certain obligations purchased at a market discount (including certain high yield debt obligations) will cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments.  To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.  Such investment may also affect the character of income recognized by the Fund.  Investments in debt obligations that are at risk of, or in, default, present special tax issues for the Funds.  Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.  These and other related issues will be addressed by the Fund when and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Under a notice issued by the IRS in 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a real estate investment trust (“REIT”) or other pass-through entity) that is attributable to a residual interest in real estate mortgage investment conduits (“REMICs”) or an equity interest in taxable mortgage pools (“TMPs”) (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events.  This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly.  As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of the Fund’s excess inclusion income, as described below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a non- U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a life insurance company separate account funding a variable contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding variable contracts.

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, short sales, swaps, straddles, foreign currencies, and related transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders.  These rules can cause the Fund to recognize income for tax purposes prior to the receipt of cash payments with respect to the underlying investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.  In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the fund-level tax.  The Fund intends to limit its activities in options, futures contracts, forward contracts, short sales, and swaps and related transactions to the extent necessary to meet the requirements for qualification and treatment as a regulated investment company under Subchapter M of the Code.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income.  If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from such PFIC or on proceeds received from the disposition of shares in such PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the

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market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may affect the Fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Investment income received by the Fund and gains and proceeds with respect to foreign securities may be subject to foreign withholding or other taxes.  The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available.  It is not possible, however, to determine the Fund’s effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries is not known.

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR).  Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

MFS places all Fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best execution from responsible broker/dealers at competitive rates. MFS seeks to deal with broker/dealers that can provide high quality execution services. For accounts managed in whole or in part in the European Union, MFS may take the following factors into account: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction, considering market prices and trends; the reputation, experience, and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions (but not including research or brokerage services).  For accounts not managed in whole or in part in the European Union, MFS may take the following factors into account: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction, considering market prices and trends; the reputation, experience, and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, which may include the quality of the research and brokerage services provided by the broker/dealer. MFS may place Fund orders with Luminex Trading & Analytics LLC, an alternative trading system in which MFS owns approximately 4.9%.

In certain circumstances, such as a buy-in for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure.  For example, if the Fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, (i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense).  Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold.  If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Commission rates for equity securities and some derivatives vary depending upon the trading techniques, methods, venues, and broker/dealers selected, as well as the market(s) in which the securities are traded and their relative liquidity.  MFS may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions.  MFS periodically and systematically reviews the performance of the broker/dealers that execute Fund transactions, including the commission rates paid to broker/dealers.  The quality of a broker/dealer’s services is measured by analyzing various factors that could affect the execution of trades.  These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, and accommodation of MFS’ special needs.  MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer (including electronic communication networks, multilateral trading facilities, or alternative trading systems), or on a principal basis, at net prices without commissions but including compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where MFS believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to MFS on tender or exchange offers. Such soliciting or dealer fees are in effect recaptured by the Fund.

For accounts managed in whole or in part in the European Union, MFS has determined to pay for external research out of its own resources. In allocating brokerage for accounts not managed in whole or in part in the European Union, MFS may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best execution for Fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), MFS may cause the Fund to pay a broker/dealer that provides “Brokerage and Research Services” (as defined by Section 28(e)) to MFS an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the Brokerage and Research Services provided by the executing broker/dealer viewed in terms of either a particular transaction or MFS’ overall responsibilities to the Fund and its other clients. MFS has voluntarily undertaken to reimburse clients from its own resources for Research Commissions, as defined below. “Commissions,” as currently interpreted by the SEC, include fees paid to broker/dealers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents, and other fees received by broker/dealers in riskless principal transactions, as well as any separately identifiable charge for Brokerage and Research Services collected together with the transaction charge for execution in connection with the purchase and sale of portfolio securities. “Research Commissions” represent the portion of Commissions (and other fees paid in non-U.S. transactions that are not considered Commissions) that is paid on transactions in excess of the portion that compensates the broker/dealer for executing, clearing, and/or settling the transaction.

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Brokerage and Research Services includes advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of portfolios; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services can include access to corporate management; industry conferences; research field trips to visit corporate management and/or to tour manufacturing, production, or distribution facilities; statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations (collectively, “Research”).

MFS has entered into client commission agreements with certain broker/dealers that execute, clear, or settle securities transactions on behalf of MFS’ clients (collectively, “Executing Brokers”) which provide for the Executing Brokers to pool a portion of the Commissions paid by the Fund and other accounts for securities transactions (“Pooled Commissions”). Pooled Commissions also include a portion of the Commissions paid in connection with the transactions of affiliates of MFS. Executing Brokers pay a portion of Pooled Commissions to providers of Research to MFS (“Research Providers”).

To the extent a Research Provider plays no role in executing client securities transactions, any Research prepared by that Research Provider would constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the Fund’s portfolio transactions to acquire Research, subject to the procedures and limitations described below.

MFS establishes a quarterly budget for Research paid for with Research Commissions (“Global Budget”). MFS and its affiliates allocate Research Commissions through a research vote process (“Research Vote”) in which the investment professionals of MFS and its affiliates assess the value of Research provided to MFS and its affiliates by Research Providers (which may include Executing Brokers) (“Research Firms”) during the period. MFS ascribes a dollar amount to each vote which, in total, is intended to equal the Global Budget for the period. Investment professionals are not required to spend all of their votes. MFS uses the Research Vote as a guide for allocating Pooled Commissions to Research Firms subject to each quarterly period’s Global Budget. Compensation for Research may also be made pursuant to commissions paid on trades (“Trade Commissions”) executed by a Research Provider who is registered as a broker/dealer (“Broker Provider”), other than Executing Brokers. To the extent that payments for Research to a Broker Provider are made pursuant to Trade Commissions, MFS and its affiliates will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research by a portion of the Trade Commission. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion. MFS currently conducts a single Research Vote for purposes of paying for external research out of its own resources and for purposes of initially paying for research with Research Commissions.

If MFS determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), MFS may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Research Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process, and will pay for the remaining value of the product or service in cash. The Research is provided to MFS for no consideration other than Research Commissions. In determining whether a service or product qualifies as “Brokerage or Research Services,” MFS evaluates whether the service or products provides lawful and appropriate assistance to MFS in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the brokerage and research services provided to MFS by broker/dealers. The determination and evaluation of the reasonableness of the Research Commissions paid is based primarily on the professional opinions of the investment professionals who utilize the Research provided by the broker/dealers.

The advisory fee paid by the Fund to MFS is not reduced as a consequence of MFS’ receipt of Research. To the extent the Fund’s portfolio transactions are used to obtain Research, the brokerage commissions paid by the Fund might exceed those that might otherwise be paid for execution only.

Through the use of Research acquired with Research Commissions, MFS initially avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such Research with its own resources. As a result, the Fund pays more for its portfolio transactions in the first instance than if MFS caused the Fund to pay execution only rates; however, because MFS has voluntarily undertaken to reimburse clients from its own resources for Research Commissions, MFS ultimately assumes the additional expenses that it would incur if it purchased such Research with its own resources. To the extent that MFS were to determine to discontinue its voluntary undertaking, it may have an incentive to select or recommend a broker/dealer based on its interest in receiving Research rather than the Fund’s interest in receiving lower commission rates. The Research received may be useful and of value to MFS or its affiliates in serving both the Fund and other clients of MFS or its affiliates. Accordingly, not all of the Research provided by broker/dealers through which the Fund effects securities transactions may be used by MFS in connection with the Fund.

Brokerage commissions paid by the Fund for certain specified periods, information concerning purchases by the Fund of securities issued by its regular broker/dealers for its most recent fiscal year, and information concerning the amount of transactions and related commissions to Research Firms for the Fund’s most recent fiscal year, are set forth in APPENDIX K.

DISCLOSURE OF PORTFOLIO HOLDINGS AND OTHER FUND INFORMATION

The Fund may from time to time make available to the public information about the Fund on mfs.com, Facebook, Twitter, YouTube, LinkedIn, and/or other social media.

The Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund’s Board has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS’

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general counsel or a senior member of the MFS legal department acting under the supervision of MFS’ general counsel (an “Authorized Person”).

Neither MFS nor the Fund will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, the Fund may make its portfolio holdings publicly available on mfs.com in such scope and form and with such frequency as MFS reasonably determines and as described in the Fund’s Prospectus.

Holdings also include short positions, if any. For certain MFS Funds that invest in other MFS Funds (other than money market funds), the top 10 holdings and full holdings are aggregated holdings, including fund holdings and the holdings of non-money market funds in which the fund invests. Portfolio holdings are determined based on the equivalent exposure of holdings. The equivalent exposure of a holding is a calculated amount that approximates the market value of an underlying asset that is expected to have the same impact on performance as the holding. The equivalent exposure of a derivative may be different than the market value of the derivative. For most other holdings, the equivalent exposure is the same as the market value of the holding. If approved by an Authorized Person, the Fund may from time to time make available on mfs.com and/or in a press release, information about the holdings of the Fund in a particular investment or investments as of a current date, including the equivalent exposure of such holding or holdings.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times, including disclosure of certain portfolio holdings each business day. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings and may grant same day access to these portfolio holdings to their clients, their investors, and/or to one or more affiliated and unaffiliated service providers.  In addition, information about non-public portfolio holdings information attributable to other accounts managed or advised by MFS or its affiliates may be made available to one or more affiliated or unaffiliated service providers to those accounts. Some of these registered investment companies, sub-advised funds, separate accounts, unregistered products, and other accounts, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain MFS Funds (“Similarly Managed Investment Products”). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

The Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its Web site (assuming that it discloses in its Prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings

The Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation.  In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to broker/dealers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient’s use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, periodic due diligence, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates, or to the disclosure of portfolio holdings as may be required by applicable law, rules, or regulations.

With respect to non-public portfolio holdings provided to employees and contractors of MFS or its subsidiaries, employees and contractors of MFS and its subsidiaries are subject to corporate policies which prohibit use of portfolio holdings information for personal benefit or to benefit others.

In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of the Fund’s shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS’ conflicts officer of such potential conflict, and MFS’ conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund’s Chief Compliance Officer and the Board of the Fund. MFS also reports to the Board of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:

Employees of MFS or MFD (collectively “Fund representatives”) disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to the Fund’s custodian, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to the Fund’s pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Fund, MFS may use analytical systems provided by third

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parties who may have access to Fund portfolio holdings. Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, and in other circumstances not described above.

In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):

Fund representatives may provide oral or written information (“portfolio commentary”) about the Fund, including how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of the Fund’s portfolio holdings or may state that the Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average credit quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.

Ongoing Arrangements To Make Non-Public Portfolio Holdings Available

With authorization from an Authorized Person consistent with “Disclosure of Non-Public Portfolio Holdings” above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on APPENDIX L or permit the recipients identified in APPENDIX L to have access to non-public Fund portfolio holdings, on an ongoing basis.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined each day during which the New York Stock Exchange (the “NYSE”) is open for trading. (As of the date of this SAI, the NYSE is open for trading every weekday except in an emergency and for the following holidays (or the days on which they are observed): New Year’s Day; Martin Luther King Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day, and Christmas Day.) This determination is made once each day as of the close of regular trading on the NYSE (generally, 4 p.m., Eastern time) by deducting the amount of the liabilities attributable to the class (or if no classes, to the Fund) from the value of the assets attributable to the class (or if no classes, to the Fund) and dividing the difference by the number of Fund shares outstanding for that class (or if no classes, for that Fund). In accordance with regulations for regulated investment companies, changes in portfolio holdings and number of shares outstanding are generally reflected in a Fund’s net asset value the next business day after such change.

Open-end investment companies are generally valued at their net asset value per share.  The underlying investments of open-end investment companies managed by MFS are valued as described below.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price for such security on their primary market or exchange as provided by a third-party pricing service. Equity securities for which there were no sales reported that day are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid for such instrument as provided by a third-party pricing service.

Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost for such instrument, which approximates market value.

Exchange-traded options generally are valued at the last sale or official closing price for such option on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation for such option on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation for such option. Foreign currency options are generally valued at a valuation for such option provided by a third-party pricing service.

Futures contracts generally are valued at last posted settlement price for such contract on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation for such contract on their primary exchange, as provided by a third-party pricing service.

Forward foreign currency exchange contracts generally are valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.

Swaps generally are valued at valuations provided by a third-party pricing service.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.

Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

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The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Declaration of Trust, as amended or amended and restated from time to time, permits the Trust’s Board to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series, and to divide such shares into classes. The Board has reserved the right to create and issue additional series and classes of shares.

Each shareholder of the Fund or class is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) of such Fund or class, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of all series of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class.

If and to the extent required by law, a Participating Insurance Company holding shares in the Fund(s) shall (a) solicit voting instructions from Contract holders; (b) vote the shares in accordance with instructions received from Contract holders; and (c) vote the shares for which no instructions have been received in the same proportion as the shares of such fund for which instructions have been received from Contract holders; so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass through voting privileges for variable contract owners. Because the Participating Insurance Companies will vote shares attributable to Contracts for which it does not receive voting instructions in the same proportion as the shares for which it does receive voting instructions, a small number of Contract holders may determine the outcome of a vote.

Except in limited circumstances, the Board may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust.  The Trust, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable.  The Trust, or any series or class, may reincorporate or reorganize without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time:  1) by a Majority Shareholder Vote; or 2) by the Board by written notice to the shareholders of the Trust, any series of the Trust, or any class of any series.

In the event of a liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.  Shares of a Fund have no preemptive rights and have dividend and conversion rights (if any) as described in the Prospectus for the Fund.

The Board may cause a shareholder’s shares to be redeemed for any reason under terms set by the Board, including, 1) to protect the tax status of a Fund, 2) the failure of a shareholder to provide a tax identification number if required to do so, 3) the failure of a shareholder to pay when due for the purchase of shares issued to the shareholder, 4) in order to eliminate accounts whose values are less than a minimum amount established by the Board, 5) the failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, and 6) to eliminate ownership of shares by a particular shareholder when the Board determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the applicable Fund (for example, in the case of an alleged market timer).

Under the Trust’s Declaration of Trust, the Fund may convert to a master/feeder structure or a fund-of-funds structure without shareholder approval. In a master/feeder structure, a Fund invests all of its assets in another investment company with similar investment objectives and policies. In a fund-of-funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

The Trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust also maintains insurance for the protection of the Trust and its shareholders and the Board, officers, employees, and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust’s Declaration of Trust further provides that obligations of the Trust are not binding upon the Board individually but only upon the property of the Trust, and that the Board will not be liable for any action or failure to act, but nothing in the Trust’s Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Board bring such suit unless there would be irreparable injury to the Fund or if a majority of the Board (or a majority of the Board on any committee established to consider the merits of such action) have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of Funds with the same or an affiliated investment adviser or distributor.

The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Trust’s Declaration of Trust.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, serves as the independent registered public accounting firm for the Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

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Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended December 31, 2017, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

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APPENDIX A - TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of April 1, 2018, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

TRUSTEES

Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INTERESTED TRUSTEES
Robert J. Manning(3) age 54	Trustee	February 2004	137	Massachusetts Financial Services Company, Executive Chairman (since January 2017); Director; Chairman of the Board; Chief Executive Officer (until 2015); Co-Chief Executive Officer (2015-2016)
Robin A. Stelmach(3) age 56	Trustee	January 2014	137	Massachusetts Financial Services Company, Vice Chair (since January 2017); Chief Operating Officer and Executive Vice President (until January 2017)
INDEPENDENT TRUSTEES
John P. Kavanaugh age 63	Trustee and Chair of Trustees	January 2009	137	Private investor
Steven E. Buller age 66	Trustee	February 2014	137

Financial Accounting Standards Advisory Council, Chairman (2014-2015); Public Company Accounting Oversight Board, Standing Advisory Group, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014); BlackRock Finco, UK (investment management), Director (until 2014)

John A. Caroselli age 63	Trustee	March 2017	137	JC Global Advisors, LLC (management consulting), President (since 2015); First Capital Corporation (commercial finance), Executive Vice President (until 2015)
Maureen R. Goldfarb age 62	Trustee	January 2009	137	Private investor

Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Michael Hegarty age 73	Trustee	December 2004	137	Private investor	Rouse Properties Inc., Director (until 2016); Capmark Financial Group Inc. (real estate), Director (until 2015)
Clarence Otis, Jr. age 61	Trustee	March 2017	137	Darden Restaurants, Inc., Chief Executive Officer (until 2014)	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director; Federal Reserve Bank of Atlanta, Director (until 2015)
Maryanne L. Roepke age 62	Trustee	May 2014	137	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)
Laurie J. Thomsen age 60	Trustee	March 2005	137	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director (since 2015)

OFFICERS

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Christopher R. Bohane(3) age 44	Assistant Secretary and Assistant Clerk	July 2005	137	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
John W. Clark, Jr.(3) age 51	Assistant Treasurer	April 2017	137	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer’s Office (until February 2017)
Kino P. Clark(3) age 49	Assistant Treasurer	January 2012	137	Massachusetts Financial Services Company, Vice President
Thomas H. Connors(3) age 58	Assistant Secretary and Assistant Clerk	September 2012	137	Massachusetts Financial Services Company, Vice President and Senior Counsel

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Ethan D. Corey(3) age 54	Assistant Secretary and Assistant Clerk	July 2005	137	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
David L. DiLorenzo(3) age 49	President	July 2005	137	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin(3) age 50	Secretary and Clerk	April 2017	137

Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (from September 2015 to January 2017); Janus Capital Management LLC (investment management), Senior Vice President and General Counsel (until September 2015)

Brian E. Langenfeld(3) age 45	Assistant Secretary and Assistant Clerk	June 2006	137	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira(3) age 47	Assistant Secretary and Assistant Clerk	July 2005	137	Massachusetts Financial Services Company, Vice President and Senior Counsel
Kasey L. Phillips(3) age 47	Assistant Treasurer	September 2012	137	Massachusetts Financial Services Company; Vice President
Matthew A. Stowe(3) age 43	Assistant Secretary and Assistant Clerk	October 2014	137	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Frank L. Tarantino age 74	Independent Senior Officer	June 2004	137	Tarantino LLC (provider of compliance services), Principal
Richard S. Weitzel(3) age 47	Assistant Secretary and Assistant Clerk	October 2007	137	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Martin J. Wolin(3) age 50	Chief Compliance Officer	July 2015	137

Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)

James O. Yost(3) age 57	Treasurer	September 1990	137	Massachusetts Financial Services Company, Senior Vice President

(1)             Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise.  For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee.  Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the MFS Funds.  From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the MFS Funds, respectively.

(2)             Directorships or trusteeships of companies required to report to the U.S. Securities and Exchange Commission (i.e., “public companies”).

(3)           “Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board’s retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve.  The current members of the Board have joined the Board at different points in time since 2004.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts.  Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

Interested Trustees:

Robert J. Manning

Mr. Manning is Executive Chairman of MFS (the MFS Funds’ investment adviser) and is Chairman of its Board. He has substantial executive and investment management experience, having worked for MFS for over 30 years.

Robin A. Stelmach

Ms. Stelmach is Vice Chair of MFS (the MFS Funds’ investment adviser).  Previously she was Executive Vice President and Chief Operating Officer of MFS and oversaw the company’s Global Investment Technology and Global Investment & Client Support departments, as well as the MFS Service Center.

Independent Trustees:

Steven E. Buller, CPA

Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry.  Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. (“BlackRock”), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes.  Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board.  He has also served on the boards of BlackRock Finco UK, a privately-held company, and Person-to-Person, a community service organization.

John A. Caroselli

Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry.  She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc.  Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company.  She also held various marketing, distribution, and portfolio management positions with other investment management firms.  Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

Michael Hegarty

Mr. Hegarty has substantial senior executive and board experience at firms within the financial services industry, as well as board experience at publicly-traded and privately-held companies.  He served as the Vice Chairman and Chief Operating Officer of AXA Financial and as the President and Chief Operating Officer of The Equitable Life Assurance Society.  Mr. Hegarty also served as Vice Chairman of Chase Manhattan Corporation and Chemical Bank.  He is a former director of AllianceBernstein, which serves as the general partner of a publicly-traded investment adviser, and a former trustee of investment companies in the EQ Advisers Trust family of funds.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He is a Chartered Financial Analyst and currently serves on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.

Clarence Otis, Jr.

Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of VF Corporation, Verizon Communications, Inc., and The Travelers Companies.  He is a former director of the Federal Reserve Bank of Atlanta.

Maryanne L. Roepke

Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc. (“American Century”), where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She currently is a trustee of Rockhurst University. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies.  Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm.  Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm.  Ms. Thomsen is a director of The Travelers Companies, Inc. and Dycom Industries, Inc.

APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES

The Fund pays the Independent Trustees an annual fee plus a fee for each meeting attended. In addition, the Independent Trustees are reimbursed for their out-of-pocket expenses.

Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	John A. Caroselli[1]	Maureen R. Goldfarb	David H. Gunning[2]	Michael Hegarty	John P. Kavanaugh	Clarence Otis Jr.[3]	Maryanne L. Roepke	Laurie J. Thomsen

MFS Global Equity Series[4]	Not Applicable	Not Applicable	$296	$256	$295	$307	$295	$293	$256	$295	$295
MFS Growth Series[4]	Not Applicable	Not Applicable	$2,712	$2,283	$2,675	$3,001	$2,675	$2,627	$2,289	$2,687	$2,675
MFS Investors Trust Series[4]	Not Applicable	Not Applicable	$1,046	$883	$1,032	$1,149	$1,032	$1,015	$885	$1,037	$1,032
MFS Mid Cap Growth Series[4]	Not Applicable	Not Applicable	$1,017	$867	$1,008	$1,091	$1,008	$996	$868	$1,011	$1,008
MFS New Discovery Series[4]	Not Applicable	Not Applicable	$1,719	$1,463	$1,702	$1,850	$1,702	$1,681	$1,466	$1,708	$1,702
MFS Research Series[4]	Not Applicable	Not Applicable	$1,705	$1,455	$1,690	$1,821	$1,690	$1,671	$1,457	$1,695	$1,690
MFS Total Return Bond Series[4]	Not Applicable	Not Applicable	$4,529	$3,818	$4,470	$4,989	$4,470	$4,395	$3,827	$4,490	$4,470
MFS Total Return Series[4]	Not Applicable	Not Applicable	$4,577	$3,845	$4,511	$5,086	$4,511	$4,428	$3,855	$4,533	$4,511
MFS Utilities Series[4]	Not Applicable	Not Applicable	$3,565	$3,024	$3,526	$3,866	$3,526	$3,477	$3,031	$3,539	$3,526
MFS Value Series[4]	Not Applicable	Not Applicable	$4,504	$3,805	$4,449	$4,939	$4,449	$4,378	$3,814	$4,467	$4,449
Retirement Benefits Accrued as Part of Fund Expense[4]	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Total Trustee Compensation Paid by Fund and Fund Complex[5]	Not Applicable	Not Applicable	$378,214	$314,823	$371,964	$426,964	$371,964	$363,964	$315,823	$373,964	$371,964

1  Mr. Caroselli became a Trustee of the Fund on March 23, 2017.

2  Mr. Gunning retired as Trustee of the Fund on December 31, 2017.

3  Mr. Otis Jr. became a Trustee of the Fund on March 23, 2017.

4  For the fiscal year ended December 31, 2017.

5  For the calendar year 2017 for 134 funds that paid Trustee compensation.

Committees

As of April 1, 2018, the Board has established the following Committees:

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
AUDIT COMMITTEE	7

Oversees the accounting and auditing procedures of the Fund and, among other duties, considers the selection of the independent accountants for the Fund and the scope of the audit, and considers the effect on the independence of those accountants of any non-audit services such accountants provide to the Fund and any audit or non-audit services such accountants provide to other MFS Funds, MFS and/or certain affiliates. The Committee is also responsible for establishing procedures for the receipt, retention, and treatment of complaints received by the Fund regarding accounting, internal accounting controls, or auditing matters and the confidential, anonymous submission of concerns regarding questionable fund accounting matters by officers of the Fund and employees of the Fund’s investment adviser, administrator, principal underwriter, or any other provider of accounting-related services to the Fund. Reviews and evaluates the contractual arrangements of the Fund relating to custody and fund accounting services, and makes recommendations to the full Board on these matters.

			Buller*, Otis, Jr.*, and Roepke*

COMPLIANCE COMMITTEE	6

Oversees the development and implementation of the Fund’s regulatory and fiduciary compliance policies, procedures, and practices under the 1940 Act, and other applicable laws, as well as oversight of compliance policies of the Fund’s investment adviser and certain other service providers as they relate to Fund activities. The Fund’s Chief Compliance Officer assists the Committee in carrying out its responsibilities.

			Buller*, Caroselli*, and Roepke*

CONTRACTS REVIEW COMMITTEE	7

Requests, reviews, and considers the information deemed reasonably necessary to evaluate the terms of the investment advisory and principal underwriting agreements and the Plan of Distribution under Rule 12b-1 that each Fund proposes to renew or continue, and to make its recommendations to the full Board on these matters.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Hegarty, Kavanaugh, Otis, Jr., Roepke, and Thomsen)

NOMINATION AND COMPENSATION COMMITTEE	3

Recommends qualified candidates to the Board in the event that a position is vacated or created. The Committee will consider recommendations by shareholders when a vacancy exists. Shareholders wishing to recommend candidates for Trustee for consideration by the Committee may do so by writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration. The Committee is also responsible for making recommendations to the Board regarding any necessary standards or qualifications for service on the Board. The Committee also reviews and makes recommendations to the Board regarding compensation for the Independent Trustees.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Hegarty, Kavanaugh, Otis, Jr., Roepke, and Thomsen)

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
PORTFOLIO TRADING AND MARKETING REVIEW COMMITTEE	6

Oversees the policies, procedures, and practices of the Fund with respect to brokerage transactions involving portfolio securities as those policies, procedures, and practices are carried out by MFS and its affiliates. The Committee also oversees the lending of portfolio securities, the Trust’s borrowing and lending policies, and the administration of the Fund’s proxy voting policies and procedures by MFS. The Committee also oversees the policies, procedures, and practices of the Applicable Fund Service Providers with respect to the selection and oversight of the Fund’s counterparties in derivatives, repurchase and reverse repurchase agreements, and similar investment-related transactions. In addition, the Committee receives reports from MFS regarding the policies, procedures, and practices of MFS and its affiliates in connection with their marketing and distribution of shares of the Fund.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Hegarty, Kavanaugh, Otis, Jr., Roepke, and Thomsen)

PRICING COMMITTEE	6

Oversees the determination of the value of the portfolio securities and other assets held by the Fund and determines or causes to be determined the fair value of securities and assets for which market quotations are not “readily available” in accordance with the 1940 Act. The Committee delegates primary responsibility for carrying out these functions to MFS and MFS’ internal valuation committee pursuant to pricing policies and procedures approved by the Committee and adopted by the full Board. These policies include methodologies to be followed by MFS in determining the fair values of portfolio securities and other assets held by the Fund for which market quotations are not readily available, and the Committee approves and/or ratifies these fair values. The Committee meets periodically with the members of MFS’ internal valuation committee to review and assess the quality of fair valuation and other pricing determinations made pursuant to the Fund’s pricing policies and procedures, and to review and assess the policies and procedures themselves. The Committee also exercises the responsibilities of the Board under the Policy for Compliance with Rule 2a-7 approved by the Board on behalf of each Fund which holds itself out as a “money market fund” in accordance with Rule 2a-7 under the 1940 Act. The Committee also reviews and evaluates the contractual arrangements of service providers relating to the pricing and valuation of the Fund’s portfolio securities and other assets.

			Goldfarb*, Hegarty*, Otis, Jr.*, and Thomsen*

SERVICES CONTRACTS COMMITTEE	5

Reviews and evaluates the contractual arrangements of the Fund relating to transfer agency, sub-transfer agency, and administrative services, and makes recommendations to the full Board on these matters.

			Caroselli*, Goldfarb*, Hegarty*, and Thomsen*

1                 For the fiscal year ended December 31, 2017.

*               Independent Trustees.  Although Mr. Kavanaugh is not a member of all Committees of the Board, he is invited to and attends many of the Committees’ meetings in his capacity as Chair of the Board.

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of April 2, 2018, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the funds’ shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

Because the Fund serves as an underlying investment vehicle for Contracts, the Trustees are not eligible to invest directly in the Fund. However, Trustees can purchase Contracts that offer the Fund as an option. No Trustee beneficially owned shares of the Fund as of December 31, 2017, except Ms. Thomsen, who beneficially owned through a Contract between $50,001 and $100,000 of the equity securities in each of MFS Growth Series, MFS Total Return Series, and MFS Utilities Series. The aggregate dollar range of equity securities in all MFS Funds overseen by the Trustees that are beneficially owned by each current Trustee is over $100,000 for each Trustee except for Mr. Caroselli, who beneficially owned between $10,001 and $50,000.

25% or Greater Ownership of the Fund

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of April 2, 2018. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GLOBAL EQUITY SERIES	28.83	HARTFORD LIFE & ANNUITY INSURANCE CO1	PO BOX 2999	HARTFORD CT 06104-2999

MFS GROWTH SERIES	None	None

MFS INVESTORS TRUST SERIES	37.46	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION[1]	30 HUDSON ST	JERSEY CITY NJ 07302-4600

MFS MID CAP GROWTH SERIES	28.64	MFS MODERATE ALLOCATION PORTFOLIO[2]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS NEW DISCOVERY SERIES	None	None

MFS RESEARCH SERIES	26.01	DELAWARE LIFE INSURANCE COMPANY[1]	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360

MFS TOTAL RETURN BOND SERIES	25.72	DELAWARE LIFE INSURANCE COMPANY[1]	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360

MFS TOTAL RETURN SERIES	30.05	DELAWARE LIFE INSURANCE COMPANY[1]	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360

MFS UTILITIES SERIES	33.86	LINCOLN NATIONAL LIFE[1]	1300 S CLINTON ST	FORT WAYNE IN 46802-3518

MFS VALUE SERIES	29.32	NATIONWIDE LIFE INS CO1	PO BOX 182029	COLUMBUS OH 43218-2029

1 Under current law, the insurance companies listed above must vote these shares in accordance with instructions received by underlying contract owners.

2 The MFS Fund listed above will generally vote these shares in the same proportion as other shareholders. If there are no other shareholders of the Fund, the MFS Fund will vote in what MFS believes to be the MFS Fund’s best long-term economic interest.

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of April 2, 2018.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GLOBAL EQUITY SERIES
INITIAL CLASS	34.58	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	21.52	PARAGON LIFE INSURANCE CO	13045 TESSON FERRY RD # A2-10	SAINT LOUIS MO 63128-3407
	14.36	JPMORGAN CHASE	4 CHASE METROTECH CENTER, 6TH FLR	BROOKLYN NY 11245-0003
	14.36	CONNECTICUT GENERAL LIFE INS CO	4 CHASE METROTECH CENTER, 6TH FLR	BROOKLYN NY 11245-0003
	12.00	TIAA-CREF LIFE INSURANCE COMPANY	8500 ANDREW CARNEGIE BLVD	CHARLOTTE NC 28262-8500
	9.28	HARTFORD LIFE INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	5.69	TRANSAMERICA LIFE INSURANCE COMPANY	4333 EDGEWOOD RD NE MS 4410	CEDAR RAPIDS IA 52499-0001

MFS GLOBAL EQUITY SERIES
SERVICE CLASS	72.51	PRINCIPAL LIFE INSURANCE CO	711 HIGH ST	DES MOINES IA 50392-0001
	24.07	EQUITABLE LIFE ASSURANCE SOCIETY OF THE US	1290 AVENUE OF THE AMERICAS	NEW YORK NY 10104-0101

MFS GROWTH SERIES
INITIAL CLASS	20.60	LINCOLN NATIONAL LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
	13.36	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	10.53	STATE STREET BANK	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.53	MFS MODERATE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.48	PRUCO LIFE INSURANCE COMPANY	213 WASHINGTON ST FL 7	NEWARK NJ 07102-2917
	8.86	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	7.20	TRANSAMERICA ADVISORS LIFE INS CO	4333 EDGEWOOD RD NE MS 4410	CEDAR RAPIDS IA 52499-0001

MFS GROWTH SERIES
SERVICE CLASS	38.59	LINCOLN NATIONAL LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
	17.66	PROTECTIVE LIFE CORPORATION	2801 HIGHWAY 280 S	BIRMINGHAM AL 35223-2479
	11.72	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	9.80	PRINCIPAL LIFE INSURANCE CO	711 HIGH ST	DES MOINES IA 50392-0001
	9.34	NATIONWIDE LIFE INS CO	PO BOX 182029	COLUMBUS OH 43218-2029
	5.37	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999

MFS INVESTORS TRUST SERIES
INITIAL CLASS	46.13	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	17.47	HARTFORD LIFE INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	7.46	GUARDIAN INSURANCE & ANNUITY CO INC	6255 STERNER’S WAY	BETHLEHEM PA 18017-8993
	6.83	PROTECTIVE LIFE CORPORATION	PO BOX 2606	BIRMINGHAM AL 35202-2606
	6.47	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION	30 HUDSON ST	JERSEY CITY NJ 07302-4600

MFS INVESTORS TRUST SERIES
SERVICE CLASS	63.27	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION	30 HUDSON ST	JERSEY CITY NJ 07302-4600
	20.21	PROTECTIVE LIFE CORPORATION	2801 HIGHWAY 280 S	BIRMINGHAM AL 35223-2479
	10.82	AXA EQUITABLE LIFE INSURANCE CO	1290 AVENUE OF THE AMERICAS	NEW YORK NY 10104-1472

MFS MID CAP GROWTH SERIES
INITIAL CLASS	38.62	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	38.62	MFS MODERATE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	19.04	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	16.06	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	19.61	STATE STREET BANK	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	12.37	MFS GROWTH ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.24	MFS CONSERVATIVE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.34	HARTFORD LIFE INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999

MFS MID CAP GROWTH SERIES
SERVICE CLASS	61.52	OHIO NATIONAL LIFE INSURANCE CO	1 FINANCIAL WAY	CINCINNATI OH 45242-5800
	27.96	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360

MFS NEW DISCOVERY SERIES
INITIAL CLASS	28.40	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	21.03	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	9.89	HARTFORD LIFE INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	7.63	STATE STREET BANK	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.63	MFS MODERATE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.01	AMERITAS LIFE INSURANCE CORP	5900 O ST	LINCOLN NE 68510-2234
	5.00 5.00	LINCOLN BENEFIT LIFE ALLSTATE LIFE INSURANCE CO	PO BOX 94210 PO BOX 94210	PALATINE IL 60094-4210 PALATINE IL 60094-4210

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS NEW DISCOVERY SERIES
SERVICE CLASS	17.56	PROTECTIVE LIFE CORPORATION	2801 HIGHWAY 280 S	BIRMINGHAM AL 35223-2479
	13.58 13.58	IDS LIFE INSURANCE COMPANY AMERICAN EXPRESS	10468 AMERIPRISE FINANCIAL CENTER 10468 AMERIPRISE FINANCIAL CENTER	MINNEAPOLIS MN 55474-0001 MINNEAPOLIS MN 55474-0001
	12.58	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	10.91	GUARDIAN INSURANCE & ANNUITY CO INC	6255 STERNER’S WAY	BETHLEHEM PA 18017-8993
	10.80	TRANSAMERICA LIFE INSURANCE COMPANY	4333 EDGEWOOD RD NE MS 4410	CEDAR RAPIDS IA 52499-0001
	9.36	NATIONWIDE LIFE INSURANCE COMPANY	P.O. BOX 182029	COLUMBUS OH 43218-2029
	6.81	PACIFIC LIFE INSURANCE COMPANY	700 NEWPORT CENTER DR	NEWPORT BEACH CA 92660-6307
	6.03	OHIO NATIONAL LIFE INSURANCE CO	1 FINANCIAL WAY	CINCINNATI OH 45242-5800

MFS RESEARCH SERIES
INITIAL CLASS	52.35	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	33.67	MFS MODERATE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.44	MFS GROWTH ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.24	MFS CONSERVATIVE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.89	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360

MFS RESEARCH SERIES
SERVICE CLASS	60.93	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	29.11	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION	30 HUDSON ST	JERSEY CITY NJ 07302-4600
	5.82	DELAWARE LIFE INSURANCE CO OF NY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360

MFS TOTAL RETURN BOND SERIES
INITIAL CLASS	40.37	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	29.39	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	20.00	MFS MODERATE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.39	MFS CONSERVATIVE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.36	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	6.74	HARTFORD LIFE INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	5.97	GREAT WEST LIFE & ANNUITY INSURANCE COMPANY	8515 E ORCHARD RD	GREENWOOD VILLAGE CO 80111-5002

MFS TOTAL RETURN BOND SERIES
SERVICE CLASS	37.66	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	36.99	PROTECTIVE LIFE CORPORATION	PO BOX 2606	BIRMINGHAM AL 35202-2606

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	9.36	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	9.20	GUARDIAN INSURANCE & ANNUITY CO INC	6255 STERNER’S WAY	BETHLEHEM PA 18017-8993

MFS TOTAL RETURN SERIES
INITIAL CLASS	33.60	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	33.05	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	10.71	HARTFORD LIFE INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	9.39	LINCOLN NATIONAL LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506

MFS TOTAL RETURN SERIES
SERVICE CLASS	31.09	PACIFIC LIFE INSURANCE COMPANY	700 NEWPORT CENTER DR	NEWPORT BEACH CA 92660-6307
	26.69	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	10.59	OHIO NATIONAL LIFE INSURANCE CO	1 FINANCIAL WAY	CINCINNATI OH 45242-5800
	5.37	LINCOLN NATIONAL LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506

MFS UTILITIES SERIES
INITIAL CLASS	54.08	LINCOLN NATIONAL LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
	21.70	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	7.49	AMERITAS LIFE INSURANCE CORP	5900 O ST	LINCOLN NE 68510-2234

MFS UTILITIES SERIES
SERVICE CLASS	22.89	LINCOLN NATIONAL LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
	20.05	IDS LIFE INSURANCE COMPANY	10468 AMERIPRISE FINANCIAL CENTER	MINNEAPOLIS MN 55474-0001
	17.17	AXA EQUITABLE LIFE INSURANCE CO	1290 AVENUE OF THE AMERICAS	NEW YORK NY 10104-1472
	9.71	GUARDIAN INSURANCE & ANNUITY CO INC	6255 STERNER’S WAY	BETHLEHEM PA 18017-8993
	6.33	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	5.34	PACIFIC LIFE INSURANCE COMPANY	700 NEWPORT CENTER DR	NEWPORT BEACH CA 92660-6307

MFS VALUE SERIES
INITIAL CLASS	33.23	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	19.06	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999
	15.01	STATE STREET BANK	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	15.01	MFS MODERATE ALLOCATION PORTFOLIO	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.82	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION	30 HUDSON ST	JERSEY CITY NJ 07302-4600

MFS VALUE SERIES
SERVICE CLASS	48.20	NATIONWIDE LIFE INS CO	PO BOX 182029	COLUMBUS OH 43218-2029
	18.18	PROTECTIVE LIFE CORPORATION	PO BOX 2606	BIRMINGHAM AL 35202-2606

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	9.76	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	8.58	PACIFIC LIFE INSURANCE COMPANY	700 NEWPORT CENTER DR	NEWPORT BEACH CA 92660-6307
	7.23	HARTFORD LIFE & ANNUITY INSURANCE CO	PO BOX 2999	HARTFORD CT 06104-2999

1 State Street Bank is the record owner of shares of the Fund on behalf of certain investment companies advised by MFS.

APPENDIX D - PORTFOLIO MANAGER(S)

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to each portfolio manager except Messrs. Beatty and MacDougall, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Equity Series	Ryan McAllister	MSCI World Index (net div)
Lipper Global Large-Cap Core Funds
	Roger Morley	MSCI World Index (net div)
Lipper Global Large-Cap Core Funds

MFS Growth Series	Eric Fischman	Russell 1000® Growth Index
Lipper Large-Cap Growth Funds
	Paul Gordon	Russell 1000® Growth Index
Lipper Large-Cap Growth Funds
	Matthew Sabel	Russell 1000® Growth Index
Lipper Large-Cap Growth Funds

MFS Investors Trust Series	Ted Maloney	Standard & Poor’s 500 Stock Index
Lipper Large-Cap Core Funds
	Alison O’Neill Mackey[1]	Standard & Poor’s 500 Stock Index

MFS Mid Cap Growth Series	Eric Fischman	Russell Midcap® Growth Index
Lipper Mid-Cap Growth Funds
	Paul Gordon	Russell Midcap® Growth Index
Lipper Mid-Cap Growth Funds
	Matthew Sabel	Russell Midcap® Growth Index
Lipper Mid-Cap Growth Funds

MFS New Discovery Series	Michael Grossman	Russell 2000® Growth Index
Lipper Small-Cap Growth Funds

MFS Total Return Bond Series	Joshua Marston	Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Core Bond Funds
	Robert Persons	Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Core Bond Funds

MFS Total Return Series	Brooks Taylor	Standard & Poor’s 500 Stock Index
	Nevin Chitkara	Standard & Poor’s 500 Stock Index
	William Douglas	Bloomberg Barclays U.S. Mortgage-Backed Securities Index
	Steven Gorham	Standard & Poor’s 500 Stock Index
	Richard Hawkins	Bloomberg Barclays U.S. Aggregate Bond Index
	Joshua Marston	Bloomberg Barclays U.S. Aggregate Bond Index
	Robert Persons	Bloomberg Barclays U.S. Aggregate Bond Index
	Jonathan Sage	Standard & Poor’s 500 Stock Index
Lipper Mixed-Asset Target Allocation Moderate Funds

MFS Utilities Series	Claud Davis	Standard & Poor’s 500 Utilities Index
Lipper Utility Funds
	Maura Shaughnessy	Standard & Poor’s 500 Utilities Index
Lipper Utility Funds
	J. Scott Walker	Standard & Poor’s 500 Utilities Index

MFS Value Series	Nevin Chitkara	Russell 1000® Value Index
Lipper Large-Cap Value Funds
	Steven Gorham	Russell 1000® Value Index
Lipper Large-Cap Value Funds

1 Information is as of May 1, 2018.

The Russell 1000® Growth Index, Russell 1000® Value Index, Russell 2000® Growth Index, and Russell Midcap® Growth Index are trademarks/service marks of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available.  For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered.  For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Mr. MacDougall, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Mr. Beatty, his compensation reflects his broader role within MFS as Chief Investment Officer-Global Equity in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities.  This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of the Fund’s fiscal year ended December 31, 2017.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund’s fiscal year ended December 31, 2017:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Equity Series	Roger Morley	Registered Investment Companies[1]	5	$5.9 billion
		Other Pooled Investment Vehicles	16	$25.1 billion
		Other Accounts	82	$44.8 billion
	Ryan McAllister	Registered Investment Companies[1]	5	$5.9 billion
		Other Pooled Investment Vehicles	16	$25.0 billion
		Other Accounts	82	$44.8 billion

MFS Growth Series	Eric Fischman	Registered Investment Companies[1]	7	$24.0 billion
		Other Pooled Investment Vehicles	1	$73.0 million
		Other Accounts	15	$2.7 billion
	Matthew Sabel	Registered Investment Companies[1]	10	$25.3 billion
		Other Pooled Investment Vehicles	1	$73.0 million
		Other Accounts	16	$2.8 billion
	Paul Gordon	Registered Investment Companies[1]	7	$24.0 billion
		Other Pooled Investment Vehicles	1	$73.0 million
		Other Accounts	14	$2.7 billion

MFS Investors Trust Series	Kevin Beatty	Registered Investment Companies[1]	4	$8.5 billion
		Other Pooled Investment Vehicles	2	$623.2 million
		Other Accounts	8	$1.3 billion
	Ted Maloney	Registered Investment Companies[1]	4	$8.5 billion
		Other Pooled Investment Vehicles	2	$623.2 million
		Other Accounts	8	$1.3 billion

MFS Mid Cap Growth Series	Eric Fischman	Registered Investment Companies[1]	7	$24.0 billion
		Other Pooled Investment Vehicles	1	$73.0 million
		Other Accounts	15	$2.7 billion
	Matthew Sabel	Registered Investment Companies[1]	10	$25.3 billion
		Other Pooled Investment Vehicles	1	$73.0 million
		Other Accounts	16	$2.8 billion
	Paul Gordon	Registered Investment Companies[1]	7	$24.0 billion
		Other Pooled Investment Vehicles	1	$73.0 million
		Other Accounts	14	$2.7 billion

MFS New Discovery Series	Michael Grossman	Registered Investment Companies[1]	3	$1.9 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Research Series	Joseph MacDougall	Registered Investment Companies[1]	5	$8.4 billion
		Other Pooled Investment Vehicles	3	$1.1 billion
		Other Accounts	3	$260.2 million

MFS Total Return Bond Series	Joshua Marston	Registered Investment Companies[1]	10	$21.9 billion
		Other Pooled Investment Vehicles	8	$1.2 billion
		Other Accounts	12	$235.8 million
	Robert Persons	Registered Investment Companies[1]	17	$31.5 billion
		Other Pooled Investment Vehicles	9	$4.5 billion
		Other Accounts	4	$708.2 million

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Total Return Series	Brooks Taylor	Registered Investment Companies[1]	8	$20.9 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	3	$74.5 million
	Jonathan Sage	Registered Investment Companies[1]	29	$30.1 billion
		Other Pooled Investment Vehicles	20	$5.0 billion
		Other Accounts	44	$15.6 billion
	Joshua Marston	Registered Investment Companies[1]	10	$21.9 billion
		Other Pooled Investment Vehicles	8	$1.2 billion
		Other Accounts	12	$235.8 million
	Nevin Chitkara	Registered Investment Companies[1]	18	$77.7 billion
		Other Pooled Investment Vehicles	8	$7.7 billion
		Other Accounts	40	$23.6 billion
	Richard Hawkins	Registered Investment Companies[1]	11	$22.2 billion
		Other Pooled Investment Vehicles	4	$3.5 billion
		Other Accounts	2	$508.4 million
	Robert Persons	Registered Investment Companies[1]	17	$31.5 billion
		Other Pooled Investment Vehicles	9	$4.5 billion
		Other Accounts	4	$708.2 million
	Steven Gorham	Registered Investment Companies[1]	17	$77.7 billion
		Other Pooled Investment Vehicles	8	$7.7 billion
		Other Accounts	40	$23.6 billion
	William Douglas	Registered Investment Companies[1]	4	$12.3 billion
		Other Pooled Investment Vehicles	1	$100.0 million
		Other Accounts	0	Not Applicable

MFS Utilities Series	Claud Davis	Registered Investment Companies[1]	5	$6.9 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	4	$753.4 million
	J. Scott Walker	Registered Investment Companies[1]	5	$6.9 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Maura Shaughnessy	Registered Investment Companies[1]	5	$6.9 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Value Series	Nevin Chitkara	Registered Investment Companies[1]	18	$77.7 billion
		Other Pooled Investment Vehicles	8	$7.7 billion
		Other Accounts	40	$23.6 billion
	Steven Gorham	Registered Investment Companies[1]	17	$77.7 billion
		Other Pooled Investment Vehicles	8	$7.7 billion
		Other Accounts	40	$23.6 billion

1 Includes the Fund.

With respect to the accounts identified in the table above, Mr. Morley, and Mr. McAllister each manage 7 other accounts with assets totaling $1.8 billion for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed.  The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

APPENDIX E - PROXY VOTING POLICIES AND PROCEDURES

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

March 1, 2018

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., MFS International Australia Pty. Ltd.; and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”).  References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.                                    Voting Guidelines;

B.                                    Administrative Procedures;

C                                       Records Retention; and

D.                                    Reports.

A.            VOTING GUIDELINES

1.                                      General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies.  Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings.  However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal.  Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal.  In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account.  From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients.  These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate, in MFS’ sole judgment.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients.  If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.  The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

2.              MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) consist entirely of “independent” directors.  While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would consist of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.”

MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications.  In addition, MFS may not support some or all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from shareholders; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda, (including those related to net-operating loss carry-forwards); (4) the board or relevant committee has failed to adequately oversee risk by allowing the hedging and/or significant pledging of company shares by executives;  or (5) there are governance concerns with a director or issuer.

MFS also believes that a well-balanced board with diverse perspectives is a foundation for sound corporate governance. MFS will generally vote against the chair of the nominating & governance committee at any U.S. company whose board is comprised of less than 10% female directors.  MFS may consider, among other factors, whether the company is transitioning towards increased board gender diversity in determining MFS’ final voting decision.

For directors who are not a CEO of a public company, MFS will vote against a nominee who serves on more than four (4) public company boards in total, and for a director who is also a CEO of a public company, MFS will vote against a nominee who serves on more than two (2) public-company boards in total. MFS may consider exceptions to this policy if (i) the company has disclosed the director’s plans to step down from the number of public company boards exceeding four (4) or two (2), as applicable, within a reasonable time; or (ii) the director exceeds the permitted number of public company board seats solely due to either his/her board service on an affiliated company (e.g., a subsidiary), or service on more than one investment company within the same investment company complex (as defined by applicable law). With respect to a director who serves as a CEO of a public company, MFS will support his or her re-election to the board of the company for which he or she serves as CEO.

MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues - Advisory Votes on Executive Compensation” for further details.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

Classified Boards

MFS generally supports proposals to declassify a board (i.e.; a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

Proxy Access

MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement (“Proxy Access”) may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, we support Proxy Access proposals at U.S. issuers that establish an ownership criteria of 3% of the company held continuously for a period of 3 years. In our view, such qualifying shareholders should have the ability to nominate at least 2 directors. Companies should be mindful of imposing any undue impediments within its bylaws that may render Proxy Access impractical, including re-submission thresholds for director nominees via Proxy Access.

MFS analyzes all other proposals seeking Proxy Access on a case-by-case basis.  In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent’s rationale for seeking Proxy Access.

Stock Plans

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders.  As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.  However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year. In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote its shares on a case-by-case basis.

MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval.  MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives.  However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives.  Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, (ii) expressly prohibit the backdating of stock options, and (iii) prohibit the acceleration of vesting of equity awards upon a broad definition of a “change-in-control” (e.g.; single or modified single-trigger).

Advisory Votes on Executive Compensation

MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an issuer’s executive compensation practices if MFS determines that such practices are excessive or include incentive metrics or structures that are poorly aligned with the best, long-term economic interest of a company’s shareholders.  MFS will vote in favor of executive compensation practices if MFS has not determined that these practices are excessive or that the practices include incentive metrics or structures that are poorly aligned with the best, long-term economic interest of a company’s shareholders. Examples of excessive executive compensation practices or poorly aligned incentives may include, but are not limited to, a pay-for-performance disconnect, a set of incentive metrics or a compensation plan structure that MFS believes may lead to a future pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, significant perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes, or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees.  MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/ majority of shareholders.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

“Golden Parachutes”

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds.  MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders.  These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter.  MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met:  (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).  MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

Proxy Contests

From time to time, a shareholder may express alternative points of view in terms of a company’s strategy, capital allocation, or other issues. Such shareholder may also propose a slate of director nominees different than the slate of director nominees proposed by the company (a “Proxy Contest”). MFS will analyze Proxy Contests on a case-by-case basis, taking into consideration the track record and current recommended initiatives of both company management and the dissident shareholder(s). Like all of our proxy votes, MFS will support the slate of director nominees that we believe is in the best, long-term economic interest of our clients.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure.  MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Issuance of Stock

There are many legitimate reasons for the issuance of stock.  Nevertheless, as noted above under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan.  In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis.  Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting.  In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

Written Consent and Special Meetings

The right to call a special meeting or act by written consent can be a powerful tool for shareholders. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company.  Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company.  MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor.  MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Business

MFS generally votes against “other business” proposals as the content of any such matter is not known at the time of our vote.

Adjourn Shareholder Meeting

MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting’s agenda. MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting’s agenda.

Environmental, Social and Governance (“ESG”) Issues

MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders.  For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis.  As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading.  MFS typically supports proposals for an independent board chairperson. However, we may not support such proposals if we determine there to be an appropriate and effective counter-balancing leadership structure in place (e.g.; a strong, independent lead director with an appropriate level of powers and duties). For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.

MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments.  However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations, sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.

MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders.  Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity) (unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues.  Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. In such circumstances, we will vote against director nominee(s). Also, certain markets outside of the U.S. have adopted best practice guidelines relating to corporate governance matters (e.g. the United Kingdom’s and Japan Corporate Governance Codes). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory. In some circumstances, MFS may submit a vote to abstain from certain director nominees or the relevant ballot items if we have concerns with the nominee or ballot item, but do not believe these concerns rise to the level where a vote against is warranted.

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.

Some international markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation.  MFS will vote against such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value. We may alternatively submit an abstention vote on such proposals in circumstances where our executive compensation concerns are not as severe.

Many other items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision. For any ballot item where MFS wishes to express a more moderate level of concern than a vote of against, we will cast a vote to abstain.

In accordance with local law or business practices, some foreign companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”).  Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company.  While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date.  Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent).  Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time.  For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items.  Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B.            ADMINISTRATIVE PROCEDURES

1.              MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team.  The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales.  The MFS Proxy Voting Committee:

a.              Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.              Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions);

c.               Considers special proxy issues as they may arise from time to time; and

d.              Determines engagement priorities and strategies with respect to MFS’ proxy voting activities

2.              Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other

1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist.  In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.              Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b.              If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.               If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.              For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests.  A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units.  The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.’s (“ISS”) benchmark policy, or as required by law.

Except as described in the MFS Fund’s Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.  If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.              Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”).  Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself.  This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions.  Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS.  The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed.  Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots.  When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system.  The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company.  If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.                                      Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures.  The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS.  With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses its own internal research,  the research of Proxy Administrators and/or other 3rd party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company’s business or its shareholders, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For votes that require a case-by-case analysis per the MFS Proxy Policies (e.g. proxy contests, potentially excessive executive compensation issues, or certain shareholder proposals), a member of the proxy voting team will consult with or seek recommendations from MFS investment analysts and/or portfolio managers.2  However, the MFS Proxy Voting Committee will ultimately determine the manner in which such proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.  Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.                                      Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy voting team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6.                                      Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its

2 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation.  If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted.  If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.                                      Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest.  From time to time, MFS may determine that it is appropriate and beneficial for members of the MFS Proxy Voting Committee or proxy voting team to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters.  A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or proxy voting team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. The MFS Proxy Voting Committee, in consultation with members of the investment team, establish proxy voting engagement goals and priorities for the year.  For further information on requesting engagement with MFS on proxy voting issues or information about MFS’ engagement priorities, please visit www.mfs.com and refer to our most recent proxy season preview and engagement priorities report.

C.            RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee.  All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.            REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds.  These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”); (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues.  Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

APPENDIX F - CERTAIN SERVICE PROVIDER COMPENSATION

Compensation paid by the Fund for advisory services, administrative services, transfer agency-related services, and, if applicable, Section 529 program management services, over the specified periods is set forth below.

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services	Amount Paid to MFD for Program Management Services

MFS Global Equity Series	December 31, 2017	$520,368	$4,668	$11,516	$0	$18,780	Not Applicable
	December 31, 2016	$472,384	$20,657	$11,555	$0	$17,939	Not Applicable
	December 31, 2015	$513,788	$61,924	$12,290	$0	$18,685	Not Applicable

MFS Growth Series	December 31, 2017	$10,878,863	$123,172	$62,372	$0	$252,781	Not Applicable
	December 31, 2016	$10,253,430	$102,239	$65,715	$0	$233,691	Not Applicable
	December 31, 2015	$10,985,828	$117,203	$66,756	$0	$252,720	Not Applicable

MFS Investors Trust Series	December 31, 2017	$4,070,270	$43,925	$43,208	$0	$96,210	Not Applicable
	December 31, 2016	$3,547,429	$33,911	$44,072	$0	$83,943	Not Applicable
	December 31, 2015	$4,267,340	$43,537	$45,981	$0	$99,623	Not Applicable

MFS Mid Cap Growth Series	December 31, 2017	$2,916,133	$31,408	$19,340	$0	$71,698	Not Applicable
	December 31, 2016	$2,887,387	$27,613	$19,437	$0	$70,190	Not Applicable
	December 31, 2015	$3,266,044	$33,247	$18,890	$0	$78,498	Not Applicable

MFS New Discovery Series	December 31, 2017	$6,262,201	$56,083	$47,617	$0	$120,325	Not Applicable
	December 31, 2016	$5,911,509	$46,983	$50,853	$0	$112,636	Not Applicable
	December 31, 2015	$7,352,299	$62,123	$53,531	$0	$138,603	Not Applicable

MFS Research Series	December 31, 2017	$4,607,387	$49,602	$36,952	$0	$107,744	Not Applicable
	December 31, 2016	$4,586,340	$43,833	$39,941	$0	$105,736	Not Applicable
	December 31, 2015	$5,125,701	$52,263	$40,898	$0	$117,694	Not Applicable

F - 1

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services	Amount Paid to MFD for Program Management Services

MFS Total Return Bond Series	December 31, 2017	$12,027,290	$195,228	$59,562	$0	$396,149	Not Applicable
	December 31, 2016	$12,375,379	$193,917	$63,640	$0	$400,899	Not Applicable
	December 31, 2015	$13,742,258	$375,254	$64,718	$0	$451,669	Not Applicable

MFS Total Return Series	December 31, 2017	$17,782,428	$216,476	$80,555	$0	$437,818	Not Applicable
	December 31, 2016	$17,206,033	$877,166	$86,904	$0	$415,157	Not Applicable
	December 31, 2015	$18,690,258	$2,749,440	$86,250	$0	$457,114	Not Applicable

MFS Utilities Series	December 31, 2017	$11,617,482	$128,339	$71,418	$0	$263,705	Not Applicable
	December 31, 2016	$11,527,284	$112,810	$76,811	$0	$257,289	Not Applicable
	December 31, 2015	$13,175,682	$138,430	$73,490	$0	$295,891	Not Applicable

MFS Value Series	December 31, 2017	$15,846,951	$184,839	$65,214	$0	$375,183	Not Applicable
	December 31, 2016	$15,060,540	$155,233	$65,615	$0	$349,781	Not Applicable
	December 31, 2015	$16,316,312	$180,773	$60,733	$0	$382,651	Not Applicable

F - 2

APPENDIX G - DISTRIBUTION PLAN PAYMENTS

The Fund has not adopted a Distribution Plan with respect to Initial Class shares.  The amount accrued or paid to financial intermediaries may include amounts paid to financial intermediaries affiliated with MFD.  During the fiscal year ended December 31, 2017, the Fund accrued or paid the following expenses for Distribution Plan Payments:

		Amount of Distribution and/or Service Fees
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD
MFS Global Equity Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$21,810	$21,810	$0

MFS Growth Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$667,225	$667,225	$0

MFS Investors Trust Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$686,413	$686,413	$0

MFS Mid Cap Growth Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$237,880	$237,880	$0

MFS New Discovery Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$1,001,405	$1,001,405	$0

MFS Research Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$568,902	$568,902	$0

MFS Total Return Bond Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$3,656,009	$3,655,670	$339

MFS Total Return Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$3,403,329	$3,403,329	$0

MFS Utilities Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$2,601,342	$2,601,342	$0

MFS Value Series	Initial Class Shares	Not Applicable	Not Applicable	Not Applicable
	Service Class Shares	$3,356,331	$3,356,331	$0

G - 1

APPENDIX H - FINANCIAL INTERMEDIARY COMPENSATION

Insurance companies and eligible investors to whom shares of the Funds are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the Funds and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) with respect to Service Class shares only, in the form of ongoing asset-based compensation paid by MFD based on Rule 12b-1 (“Distribution Plan”) distribution and service payments received by MFD from the Funds, and (ii) with respect to each class, in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources. In addition, Financial Intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

To the extent Financial Intermediaries receiving such payments purchase shares of the Fund on behalf of their clients, MFD benefits from increased management and other fees with respect to those assets.

The types of payments described above are not exclusive. Accordingly, Financial Intermediaries may receive payments under all or any combination of the above-referenced categories. The compensation that Financial Intermediaries receive is negotiated with each Financial Intermediary and may vary by class of shares sold, and among Financial Intermediaries. MFD does not make an independent assessment of the cost of selling the Fund and/or servicing the shareholder accounts. The payments received by a Financial Intermediary may exceed the cost to the Financial Intermediary of selling the Fund and/or servicing the shareholder accounts. The amount of compensation that MFD pays a Financial Intermediary can be significant. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation.

Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this Statement of Additional Information. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. These payments may provide additional incentives to Financial Intermediaries to actively promote the Funds or cooperate with MFD’s promotional efforts. Financial Intermediaries may categorize or disclose these payments or services differently than MFD. Financial Intermediaries that market a Fund (or their affiliates) may also act as brokers or dealers in connection with a Fund’s purchase or sale of portfolio securities. However, the Trust and MFS do not consider a Financial Intermediary’s purchases of shares of a Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

Distribution Plan Distribution Fees

Financial Intermediaries may receive all or a portion of the Distribution Plan distribution and service fees as described under “Distribution Plan.”

Other MFD Payments

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS Funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or transaction processing support.  MFD compensates Financial Intermediaries differently based on criteria established by MFD from time to time that considers, among other factors, the distribution potential of the Financial Intermediary, the types of products and programs offered by the Financial Intermediary, placement on the financial intermediary’s preferred or recommended list, access to the financial intermediary’s registered representatives, advisers or other client facing personnel, the financial and contractual terms with the financial intermediary, the level, and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship to the Financial Intermediary.

MFD may make payments out of its own additional resources to Financial Intermediaries for marketing support and administrative services, which services may include one or more of the following opportunities:  to participate in the Financial Intermediary’s distribution network; business planning assistance; educating Financial Intermediary personnel about the Funds; assisting with Beneficial Owners’ financial planning; access to sales meetings, sales representatives and management representatives of the Financial Intermediary; maintaining separate records reflecting the shares purchased and redeemed and share balances by Beneficial Owners; maintaining a single master account with the Trust’s transfer agent on behalf of Beneficial Owners; disbursing or crediting all proceeds of redemptions of shares of a Fund and all dividends and other distributions not reinvested in shares of a Fund; preparing and transmitting to Beneficial Owners periodic account statements and the dividends and other distributions paid to Beneficial Owners during the statement period, as well as other statements required by law; transmitting to the Trust’s transfer agent purchase, exchange and redemption orders on behalf of Beneficial Owners in accordance with specified procedures; and providing to the Trust, MFD or any of their designated agents such periodic reports as will be reasonably requested to enable any of the Funds and MFD to comply with state registration requirements.

Set forth below is a list of Financial Intermediaries to which MFD expects (as of December 31, 2017) to make such payments with respect to the Funds:

RECORD OWNER FIRM NAME:	RECORD OWNER FIRM NAME:
Allianz Life Insurance Company	Lincoln National Life Insurance Co.
Allstate Life Insurance Company	Lombard International Life Assurance Co.
American General Life Insurance Co.	Mass Mutual Life Insurance Co
American National Insurance Co.	Members Life Insurance Company
Ameritas Life Insurance Co.	Midland National Life Insurance Co
AXA / Equitable Life Insurance Co.	Minnesota Life Insurance Co
Commonwealth Annuity & Life Insurance Co.	Nationwide Life Insurance Co.

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Connecticut General Life Insurance	New York Life Insurance and Annuity Corporation
Continental Assurance Co.	Ohio National Life Assurance Co.
CUNA Life Insurance Co	Pacific Life and Annuity Company
Delaware Life Insurance Co.	Principal Life Insurance Co.
First Metlife Investors Distribution Co	Protective Life Insurance Co.
Forethought Life Insurance Company	Prudential Life Insurance Co. of America
Genworth Life and Annuity Co	Riversource Life Insurance Company
Great-West Life and Annuity Co	Security Benefit Life Insurance Co.
Hartford Life Insurance Co	Symetra Life Insurance Company
Integrity Life Insurance Co.	The Guardian Insurance and Annuity Co.
Jackson National Life Insurance Company	TIAA-Cref Life Insurance Co.
Jefferson National Life Insurance Company	Transamerica Corporation
Kansas City Life Insurance Co	Voya Retirement Insurance and Annuity Co.
Liberty Life Assurance Co of Boston

Payments may also be made to affiliates of these Financial Intermediaries. Any additions, modifications, or deletions to the Financial Intermediaries identified above that have occurred since December 31, 2017, are not reflected.

From time to time, MFD, from MFD’s own additional resources, may make additional payments to financial intermediaries that sell or arrange for the sale of Fund shares. Such payments by MFD may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, printing and mailing of Fund documents, reports, and marketing materials, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips. Other compensation may be offered, including goodwill payments relating to servicing, to the extent not prohibited by federal securities or state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority. MFD makes payments for events, contests, or entertainment it deems appropriate, subject to MFD’s guidelines and applicable law. These payments may vary depending upon the nature of the event.

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APPENDIX I - INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies and the principal risks described in the Prospectus, the Fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies and risks for the MFS Funds, certain matters described herein may not apply to the Fund. Unless an investment strategy or investment practice described below is prohibited by the investment policies and investment strategies discussed in the Fund’s Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below.

Asset-Backed Securities. Asset-backed securities are securities that represent interests in or payments from pools of assets such as mortgages, debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other receivables. The assets can be a pool of assets or a single asset (e.g., a loan to a specific corporation). Asset-backed securities that represent an interest in a pool of assets provide greater credit diversification than asset-backed securities that represent an interest in a single asset.  Underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements.

The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-enhancement provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool of assets and its structure, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement. Asset-backed securities that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with asset-backed securities that do have a security interest in the underlying assets.

Some types of asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. The rate of principal payments on these asset-backed securities is related to the rate of principal payments on the underlying pool of assets and related to the priority of payment of the security with respect to the pool of assets. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location and age of the underlying obligations, asset default and recovery rates, regulatory requirements, and other social and demographic conditions. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, these asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the maturity of the asset-backed security, increasing the potential for loss.

Asset Segregation.  With respect to certain kinds of transactions entered into by the Fund that involve obligations to make future payments to third parties, including short sales, futures, forward contracts, written options, swaps, and certain other derivatives, the purchase of securities on a when-issued, delayed delivery or forward commitment basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must segregate liquid assets or engage in other measures to cover open positions (collectively “cover”) with respect to such transactions.  Assets segregated to cover these types of transactions can decline in value and may not available to meet redemptions.

For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions in an amount equal to the Fund’s obligation under the contract (e.g., notional value).  With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to cash-settle, the Fund may cover its open positions in an amount equal to the Fund’s daily marked-to-market obligation.  By covering only its daily marked-to-market obligation under cash-settled forward or futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to cover in an amount equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future.

Below Investment Grade Quality Debt Instruments. Below investment grade quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments and will involve greater risk of principal and income, including the possibility of default or bankruptcy of the issuers of such instruments, and may involve greater volatility of prices, especially during periods of economic uncertainty or change, than higher quality debt instruments. These below investment grade quality debt instruments generally tend to reflect economic changes and the outlook for economic growth, short-term corporate and industry developments and the market’s perception of their credit quality to a greater extent than higher quality debt instruments, which react primarily to fluctuations in the general level of interest rates, although these below investment grade quality debt instruments are also affected by changes in interest rates. In the past, economic downturns or an increase in interest rates have, under certain circumstances, resulted in a higher incidence of default by the issuers of these instruments and may do so in the future, especially in the case of highly leveraged issuers. The prices for these instruments may be affected by legislative and regulatory developments. The market for these below investment grade quality debt instruments may be less liquid than the market for investment grade debt instruments. Furthermore, the liquidity of these below investment grade quality debt instruments may be affected by the market’s perception of their credit quality.

Instruments in the lowest tier of investment grade debt instruments have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments and involve the risks described above to a greater degree than in the case of higher grade securities.

Borrowing. The Fund may borrow money from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) or in connection with engaging in transactions considered by the SEC to constitute a form of borrowing under the Investment Company Act of 1940 (e.g., reverse repurchase agreements) to the extent permitted by the Fund’s investment objectives and policies. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage and may cause a Fund to liquidate investments when it would not otherwise do so.  Money borrowed will be subject to interest charges and may be subject to other fees or requirements which would increase the cost of borrowing above the stated interest rate.

Business Continuity.  MFS has developed a Business Continuity Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting MFS, its affiliates, or the Fund.  While MFS believes that the Program is comprehensive and should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of governments, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions.  The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with MFS and other service providers.

Commodity Pool Operator Regulation.  A notice has been filed with the National Futures Association (NFA) claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder with respect to the Fund. As a result, MFS, as adviser to the Fund, is not currently subject to registration or regulation as a CPO with respect to the Fund. However, if in the future a Fund is no longer eligible for this exclusion, the notice claiming exclusion from the definition of a CPO would be withdrawn, and MFS, as adviser to such Fund, would be subject to regulation as a CPO with respect to such Fund.

Commodity-Related Investments. Commodity-related investments include futures, options, options on futures, swaps, structured securities, securities of other investment companies, grantor trusts, commodity-linked notes, and hybrid instruments whose values are related to commodities or commodity contracts. The value of commodity-related investments can be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels, and international market, economic, industry, political, and regulatory developments. The value of commodity-related investments can be more volatile than the value of traditional securities.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. A convertible security provides holders, through its conversion feature, an opportunity to participate in increases in the market price of their underlying securities. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, a convertible security generally sells at a price above its “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of a convertible security will vary over time generally depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stock declines in value, a convertible security will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. In general, a convertible security performs more like a stock when the conversion value exceeds the value of the convertible security without the conversion feature and more like a debt instrument when its conversion value is less than the value of the convertible security without the conversion feature.  However, a security that is convertible other than at the option of the holder generally does not limit the potential for loss to the same extent as a security convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible security may also be expected to increase. At the same time, however, the difference between the market value of a convertible security and its conversion value will narrow, which means that the value of a convertible security will generally not increase to the same extent as the value of the underlying common stock. Because a convertible security may also be interest-rate sensitive, its value may increase as interest rates fall and decrease as interest rates rise. A convertible security is also subject to credit risk, and is often a lower-quality security.

A contingent convertible or contingent capital security is a type of hybrid security that is intended to either convert into an equity security or have its principal written down or written off upon the occurrence of certain trigger events.  An automatic write down, write off, or conversion event will typically be triggered by a reduction in the issuer’s capital level or an action by the issuer’s regulator, but may also be triggered by other factors.  Due to the contingent write down, write off, or conversion feature, a contingent convertible security may have a greater risk of principal loss than other securities in times of financial stress.   If the trigger level is breached, the value of the contingent convertible security may decrease to zero with no opportunity for an increase in value even if the issuer continues to operate.

Counterparties and Third Parties:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. In addition, fund assets held by a custodian or other third party are subject to the credit risk of the custodian or other third party, and to the custodian’s or third party’s ability or willingness to perform in accordance with the terms of the arrangement. If such a counterparty, custodian, or other third party becomes insolvent or declares bankruptcy, the fund may be limited in its ability to exercise rights to obtain the return of fund assets or in exercising other rights against the counterparty or third party. In addition, bankruptcy and liquidation proceedings take time to resolve, which can limit or preclude a fund’s ability to exercise its rights, including terminating an arrangement or transaction or obtaining fund assets in a timely manner. Counterparties and third parties located outside the United States may involve greater risk of loss or delay in the event of insolvency or bankruptcy.

Country Location. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; or (f) the issuer is included in an index which is representative of that country. For purposes of determining if a security or other investment is considered a foreign security, revenues from goods sold or services performed in all countries other than the United States and assets in all countries other than the United States may be aggregated.  For purposes of determining if a security or other investment is considered an emerging market security, revenues from goods sold or services performed in all emerging market countries and assets in all emerging market countries may be aggregated.

Cyber Security.  The Fund does not directly have any operational or security systems or infrastructure that are potentially subject to cyber security risks, but the Fund is exposed through its service providers (including MFS, MFD, the custodian, the auditor, MFSC, financial intermediaries, and subadvisor (if applicable)), to cyber security risks. With the increased use of technologies, such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund’s service providers are susceptible to operational and information security risks that could result in losses to the Fund and its shareholders. Cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers’ digital systems through system-wide “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or Web sites rendering them unavailable. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers’ systems.

Cyber security failures or breaches resulting from the Fund’s service providers or the issuers of securities in which the Fund invests may negatively impact the value of the Fund’s investments and cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the Fund to process transactions, the inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may incur incremental costs to prevent cyber incidents in the future which could negatively impact the Fund and its shareholders. While MFS has established business continuity plans and risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been adequately identified. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by service providers, or by issuers in which the Fund invests.

Debt Instruments. Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. In addition, because yields vary over time, no specific level of income can ever be assured. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate; i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower.  The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument trading at a negative interest rate is expected to produce a negative return if held to maturity.  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.  Debt markets may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

See APPENDIX M for a description of ratings.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and may be offered privately in the United States and are generally designed for use in securities markets outside the U.S. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. Depositary receipts denominated in a currency other than the currency of the underlying securities subjects the investors to the currency risk of the depositary receipt and the underlying securities.

With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request.

Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Investments in non-U.S. issuers through ADRs, EDRs, GDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers.  Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Derivatives. Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Derivatives often involve a counterparty to the transaction. Derivatives involving a counterparty are subject to the credit risk of the counterparty and to the counterparty’s ability or willingness to perform in accordance with the terms of the derivative. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments. Legislation and regulation of derivatives in the U.S. and other countries, including asset segregation, margin, clearing, trading and reporting requirements, and leveraging and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the Fund to change its use of derivatives, or otherwise adversely affect a Fund’s use of derivatives.

Emerging Market Countries. Investments in emerging market countries may be more volatile than investments in countries with more developed markets.  The risk of expropriation, confiscatory taxation, nationalization and social, political, and economic instability, greater government involvement in the economy, inflation or deflation, currency devaluations, currency exchange rate fluctuations, war, and terrorism may be greater in emerging market countries than countries in developed markets. The economies of emerging market countries may be based on only a few industries, may be vulnerable to changes in trade conditions, and may have large debt burdens and higher inflation rates.

A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Further, some securities may not be available to the Fund because foreign shareholders hold the maximum amount permissible under current law.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries and may be subject to currency exchange control restrictions. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Generally accepted accounting, auditing, and financial reporting practices in emerging market countries may be significantly different from those countries in developed markets, there may be less publicly available information about certain financial instruments, and currency hedging may be unavailable.  Many emerging market countries have less government supervision, regulation, and enforcement of the securities markets and participants in those markets.

The securities markets of emerging market countries may have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed countries because brokers and counterparties in such countries may be less well-capitalized and custody and registration of assets in some countries may be unreliable.

Emerging market country debt is subject to high risk and may not be rated for creditworthiness by any internationally recognized credit rating organization. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.  If a government obligor defaults on its obligation, an investor may have limited resources and may not be able to enforce a judgment against a foreign government.

A sub-set of emerging market countries are considered to be frontier markets.  Frontier market countries generally have smaller, less diverse economies and less mature capital markets than larger emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Certain trading structures or protocols in some emerging markets involve the risks described above to a greater degree than in developed markets or even in other emerging markets. For example, certain eligible Chinese securities listed and traded on the Shanghai Stock Exchange (“SSE”) may be invested in through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program (“Stock Connect Securities”). Stock Connect is a securities trading and clearing program for the establishment of mutual market access between the Stock Exchange of Hong Kong (“SEHK”) and the SSE that commenced operations in November 2014.

Stock Connect is subject to regulations promulgated by regulatory authorities for both the SSE and the SEHK, and further regulations or restrictions, such as trading suspensions, may adversely affect Stock Connect and Stock Connect Securities. There is no guarantee that the systems required to operate Stock Connect will function properly or that both exchanges will continue to support Stock Connect in the future.

While Stock Connect is not subject to individual investment quotas, daily and aggregate purchase quotas apply to the aggregate volume on Stock Connect, which may restrict or preclude investment in Stock Connect Securities. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with the program’s rules, and therefore are subject to liquidity risk.  For example, when the SEHK is closed, investors will not be able to trade Stock Connect Securities at a time when Stock Connect Securities are trading on the SSE.

The Hong Kong Securities Clearing Company Limited (“HKSCC”) acts as nominee for Stock Connect Securities.  As a result, investors will depend upon the cooperation of HKSCC to exercise certain shareholder rights, such as participation in corporate actions or shareholder meetings.  It will not be possible for investors to pursue legal recourse against issuers of Stock Connect Securities without the participation of HKSCC, which is under no obligation to do so. It is currently unclear whether mainland Chinese courts would recognize investors’ beneficial ownership of the Stock Connect Securities in the event HKSCC as nominee holder, or another entity within the ownership structure, were to become insolvent.  This could prevent or delay recovery of investor assets. Investment in Stock Connect Securities may not be covered by the securities investor protection programs of either exchange and, without such protection, would be subject to the risk of default of the investor’s broker.

These and other risks may exist to varying degrees in connection with investments through other trading structures, protocols and platforms in emerging markets.

Equity Securities.  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, depositary receipts for such securities, equity interests in REITs, securities of investment companies, and other similar interests in an issuer.  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or segment of an equity market.  Equity markets may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

Floating Rate Certificates. Each holder of a floating rate certificate has the option at specified times to tender its certificate to the issuer or a specified third party acting as agent for the issuer for purchase at the stated amount of the certificate plus accrued interest. Floating rate certificates may be floating or variable rate securities. The issuer or third party agent may be unable to purchase the certificates on the purchase date due to a variety of circumstances, which may result in a loss of value of the certificates.

Foreign Currencies. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, foreign securities may be denominated in foreign currencies and currencies may be purchased directly. Accordingly, changes in the values of those currencies may have a positive or negative effect on the value of securities denominated in that currency or the value of the currency itself.

While holding currencies permits an investor to take advantage of favorable movements in the applicable exchange rate, this strategy also exposes the investor to risk of loss if exchange rates move in a direction adverse to the investor’s position. Such losses could reduce any profits or increase any losses sustained by the investor from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

The values of other currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, tariffs, and other political or regulatory developments.  Currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Some foreign countries have managed currencies, which are not free floating against the U.S. dollar. Managed currencies can experience a steep devaluation relative to the U.S. dollar. In addition, certain foreign countries may restrict the free conversion of their currencies into other currencies and certain foreign currencies may not trade outside their local country.

Although foreign currency dealers generally do not charge a fee for foreign currency transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer.

Foreign currency transactions are contracts to purchase or sell foreign currencies for settlement on a future date.  Foreign currency transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date are referred to as deliverable forwards.  Depending on time to settlement and certain other characteristics, certain deliverable forwards can be referred to as “spot” foreign currency transactions.   Foreign currency transactions that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and current rate at settlement based upon an agreed upon notional amount are referred to as non-deliverable forwards.  Depending on whether a foreign currency transaction is deemed to be a spot, a deliverable forward or a non-deliverable forward in a particular jurisdiction, the transaction may be subject to no or different regulatory requirements, including but not limited to reporting, margin, clearing and exchange trading or trading on other public facilities.  Numerous regulatory changes related to foreign currency transactions are expected to occur over time and could materially and adversely affect the ability of the Fund to enter into foreign currency transactions or could increase the cost of foreign currency transactions. In the future, certain foreign currency transactions may be required to be subject to initial as well as variation margin requirements.  Foreign currency transactions that are not centrally cleared are subject to the creditworthiness of the counterparty to the foreign currency transaction (usually large commercial banks), and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In a cleared foreign currency transaction, performance of the transaction will be effected by a central clearinghouse rather than by the original counterparty to the transaction. Foreign currency transactions that are centrally cleared will be subject to the creditworthiness of the clearing member and the clearing organization involved in the transaction.

A “settlement hedge” or “transaction hedge” attempts to protect against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a foreign currency transaction for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Foreign currency transactions to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

Foreign currency transactions can be used to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an investor owned securities denominated in pounds sterling, the investor could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An investor could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Foreign currency transactions can also be used to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Swap agreements, indexed securities, hybrid securities and options and futures contracts relating to foreign currencies can be used for the same purposes.

Successful use of currency management strategies will depend on MFS’ skill in analyzing currency values. Currency management strategies may increase the volatility of a Fund’s returns and could result in significant losses to a Fund if currencies do not perform as MFS anticipates. For example, if a currency’s value rose at a time when MFS had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If MFS hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if MFS increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that MFS’ use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Markets.  Foreign investments and foreign currencies, as well as any securities issued by U.S. entities with substantial foreign operations, may involve significant risks. Foreign investments involve risks relating to local political, economic, regulatory, or social developments, military action or unrest, or adverse diplomatic developments, and may be affected by actions of U.S. and foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, imposition of tariffs or other economic and trade sanctions, embargoes, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, entering or exiting trade or other intergovernmental agreements, or other government action. The debt instruments of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

Foreign markets, while growing in volume and sophistication, may not be as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign trading, settlement and custodial practices (including those involving settlement where Fund assets may be released prior to receipt of payment) may be less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding or other taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers may not be bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there may be less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign investments impose restrictions on transfer within the United States or to U.S. persons. Although investments subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign investments that are not subject to such restrictions.

On June 23, 2016, the United Kingdom voted via referendum to leave the European Union. On March 29, 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the European Union and begin the two year period set out for withdrawal discussions in the Treaty on European Union. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the European Union.  During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Any further exits from the European Union, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be “short” the contract. Futures on indexes and futures not calling for physical delivery of the underlying indicator will be settled through cash payments rather than through delivery of the underlying indicator.

If a fund is the purchaser or seller of a futures contract, the fund is required to deposit “initial margin” with a futures commission merchant (“FCM”) when the futures contract is entered into.  Initial margin is typically calculated as a percentage of the contract’s notional amount. The minimum margin required for a futures contract is set by the exchange on which the contract is traded and may be increased by the FCM during the term of the contract. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor, and with respect to certain futures contracts, short futures positions may theoretically result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments equal to the daily change in value of the futures contract. In addition, on the settlement date, an investor in physically settled futures may be required to make delivery of the indicators underlying the futures positions it holds.

Futures can be sold until their last trading dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Futures are subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Foreign futures contracts may not be subject to the same level of regulation as U.S. futures contracts, and foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the U.S. may involve greater risk of loss than U.S. traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, clearing member, clearing house, or other party that may owe margin to a fund.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid Instruments. Hybrid instruments are generally considered derivatives and combine the elements of swaps, futures contracts, or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt instrument, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument.  The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying indicators to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand profiles of the underlying indicators and interest rate movements. Hybrid instruments may be highly volatile.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying asset or indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or indicator may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying indicator is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If MFS attempts to use a hybrid instrument as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. Under certain conditions, the redemption value of such an investment could be zero. In addition, hybrid instruments are subject to the creditworthiness of the issuer of the hybrid instrument, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps by and to U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Indexed Bonds. Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation Protected Securities (“TIPS”) currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, the Fund may borrow money from and/or lend money to other Funds advised by MFS and for which MFD acts as the principal underwriter.  Any loans under the program will be set at an interest rate that is the average of the highest rate available to a lending MFS Fund from an investment in overnight repurchase agreements and the approximate lowest rate at which bank short-term loans would be available to a borrowing MFS Fund.  A borrowing MFS Fund may have to borrow from a bank at a higher rate if an interfund loan is called or not renewed.  Any delay in repayment of an interfund borrowing to a lending MFS Fund could result in lost investment opportunities or borrowing costs.

Lending. The Fund may not lend any security or make any other loan, if as a result, more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to the purchase of debt instruments, money market instruments, repurchase agreements, loans, or other direct indebtedness.

Lending of Portfolio Securities. Portfolio securities may be lent to approved entities, including banks, broker/dealers and their affiliates, and would be required to be secured by collateral in cash, an irrevocable letter of credit, or U.S. Government securities maintained on a current basis at an amount generally at least equal to the market value of the securities loaned. When one party lends portfolio securities to another party, the lender has the right to call the loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the borrower pays the lender an amount equal to any interest or dividends received on the securities loaned. The lender also receives a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The lender does not, however, have the right to vote any securities having voting rights during the existence of the loan, but it can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment; however, it is sometimes not feasible, particularly in the case of foreign securities, to recall the securities in time to vote the shares. The Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest, through investment of cash collateral by the Fund or a fee. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the lender may not be able to recover the securities loaned or gain access to the collateral. These delays and costs could be greater for foreign securities. If the lender is not able to recover the securities loaned, the lender may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment and related transaction costs by the time the replacement investment is purchased. The Fund bears the risk of any investment loss from cash received as collateral that is invested in other eligible securities, including shares of a money market fund. The Fund engages securities lending agents to arrange loans of the portfolio securities.  The Fund pays a fee to such agents.

Services provided by the securities lending agents include locating borrowers; evaluating the initial and ongoing creditworthiness of borrowers; determining and monitoring the value of loaned securities and collateral; monitoring collateral requirements and collecting additional collateral as necessary; collateral transfer; cash collateral management; negotiation of loan terms; selection of securities to be loaned; recordkeeping and reporting; monitoring lending restrictions; monitoring for loan position modifications due to corporate actions; monitoring distribution activity and delivering any distributions from securities on loan; monitoring proxy votes related to U.S. loaned securities; and arranging for the return of loaned securities at loan termination or as otherwise required.

Income and fees related to securities lending activities for the Fund’s most recent fiscal year are set forth in APPENDIX N.

Leveraging. Certain transactions and investment strategies, including when-issued, delayed-delivery, and forward commitment purchases, mortgage dollar rolls, and some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the Fund. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market where frequent and large purchase and sale transactions of a security occur without significantly affecting the price of that security, it may be difficult to value and not possible to sell these investments and the Fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness are interests in amounts owed by corporations, governmental or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods and services (trade claims and other receivables), or to other parties. Some loans may be unsecured in part or in full. Loans may be in default at the time of purchase. Loans that are fully secured should protect the purchaser to a greater extent than unsecured loans in the event of nonpayment of scheduled interest or principal. However, there can be no assurance that the liquidation of collateral acquired in connection with the default of a secured loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

Loans generally are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs or other corporate activities. Such loans typically are originated, negotiated and structured by a syndicate of lenders represented by an agent lender that has negotiated and structured the loan and that is responsible for collecting interest and principal payments and other amounts due on behalf of all of the lenders in the syndicate, and for enforcing the lenders’ rights against the borrower. Typically, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid when the loan is structured or funded and other fees paid on a continuing basis. The typical practice of an agent or a lender to rely exclusively or primarily on reports from the borrower involves a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator or similar official appointed for it by an appropriate authority, or if it becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent typically may be appointed by the lenders. If an appropriate authority determines that assets held by the agent for the benefit of lenders or purchasers of loans are subject to the claims of the agent’s general or secured creditors, then such lenders or purchasers might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Loans may be acquired by participating directly in a lending syndicate as a lender. Alternatively, loans or an interest in loans may be acquired by novation, by assignment or by participation from members of the lending syndicate or from other participants. In a novation or an assignment, the acquirer assumes all of the rights of the lender in the loan or of the participant in the participants’ portion of the loan and, in the case of a novation or an assignment from a member of the lending syndicate, becomes a party of record with respect to the loan. In a participation, the acquirer purchases a portion of the lender’s or the participants’ interest in the loan, but has no direct contractual relationship with the borrower. An investment in a loan by participation gives rise to several risks. The acquirer must rely on another party not only for the enforcement of the acquirer’s rights against the borrower, but also for the receipt and processing of principal, interest or other payments due under the loan and may be subject to the credit risk of the other party in addition to the borrower. The acquirer may be subject to delays, expenses, and risks that are greater than those that would be involved if the acquirer could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the acquirer may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the acquirer also may be subject to the risk that such seller could become insolvent. A participation agreement also may limit the rights of the acquirer to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.

Direct indebtedness includes trade or other claims against companies, which generally represent monies owed by such companies to suppliers of goods or services. Such claims may be purchased when such companies are in default.

The ability to receive payments of principal and interest on loans and other direct indebtedness will depend primarily on the financial condition of the borrower. Because an acquirer may be required to rely on another party to collect and to pass on to it amounts payable with respect to the loan or other direct indebtedness and to enforce the acquirer’s rights under the loan or other direct indebtedness, an insolvency, bankruptcy or reorganization of such other party may delay or prevent the acquirer from receiving such amounts. The highly leveraged nature of many loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

Revolving credit facilities and other standby financing commitments obligate the purchaser to fund additional cash on a certain date or on demand. A revolving credit facility differs from other types of financing commitments in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a purchaser to increase its investment in a company at a time when the purchaser might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Historically, loans normally have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific loan historically has been less extensive than if the loan were registered or exchange traded. Loans may also not be considered “securities,” and purchasers may not be entitled to rely on the anti-fraud and other protections of the federal securities laws.

Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans currently are not listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Additionally, the supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or to the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be of lower quality or may have higher prices.

With respect to its management of investments in bank loans, MFS will normally seek to avoid receiving material, non-public information (“MNPI”) about the issuers of bank loans being considered for acquisition by the Fund or held by the Fund. In many instances, borrowers may offer to furnish MNPI to prospective investors, and to holders, of the issuer’s loans. MFS’ decision not to receive MNPI may place MFS at a disadvantage relative to other investors in loans (which could have an adverse effect on the prices the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, MFS’ ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that MFS’ decision not to receive MNPI under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive MNPI with respect to its management of investments in loans, MFS may from time to time come into possession of MNPI about the issuers of loans that may be held by the Fund. Possession of such information may in some instances occur despite MFS’ efforts to avoid such possession, but in other instances MFS may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, MFS’ ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on MFS’ ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Master Limited Partnerships.  Master limited partnerships are limited partnerships in which ownership interests are publicly traded.  Master limited partnerships typically own interests in properties or businesses related to the oil and gas industries, although they may own other types of investments.  Investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industry in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries.  In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

MFS Funds-of-Funds Conflict of Interest Risk. In managing MFS Fund-of-Funds and underlying funds, MFS is subject to conflicts of interest in selecting and substituting underlying funds for which it is the adviser (e.g., because the management fees paid by some underlying funds are higher than the management fees paid by other underlying funds), and, more generally, in fulfilling its obligations with respect to both the MFS Fund-of-Funds and the underlying funds. However, MFS is legally obligated to act in the best interests of both the MFS Fund-of-Funds and the underlying funds.

Money Market Instruments. Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. The payment of principal and interest and the price of a mortgage-backed security generally depend on the cash flows generated by the underlying mortgages and the terms of the mortgage-backed security. In addition, tax or other regulatory changes may adversely affect the mortgage-backed securities market as a whole. Mortgage-backed securities are backed by different types of mortgages, including commercial and residential properties and reverse mortgages. Investments in mortgage-backed securities are impacted by the industry, sector, and geographic region of the underlying mortgages. Mortgage-backed securities include various types of securities such as pass-throughs, stripped mortgage-backed securities, and collateralized mortgage obligations. There are a wide variety of mortgage types underlying these securities, including mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), and by private issuers, such as commercial banks, savings and loan institutions and mortgage companies. Government mortgage-backed securities are backed by the full faith and credit of the United States as to payment of principal and interest. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of government-related mortgage-backed securities include FNMA and FHLMC. FNMA is a congressionally chartered corporation subject to general regulation by the Secretary of Housing and Urban Development.

Securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned government-sponsored enterprise established by Congress. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

Private mortgage-backed securities represent interest in pools consisting of residential or commercial mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage companies. Private mortgage-backed securities may be subject to greater credit risk and be more volatile than government or government-related mortgage-backed securities. In addition, private mortgage-backed securities may be less liquid than government or government-related mortgage-backed securities.

Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above.  Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities typically provide a monthly payment which consists of both interest and principal payments.  In effect, these payments generally are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or the location and age of other underlying obligations, regulatory requirements, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities. A Fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities typically have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by residential or commercial loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” The CMO structure enables the issuer to direct the principal and interest cash flow generated by the collateral of the different tranches in a prescribed manner in order to meet different investment objectives. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the Prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the Prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities, as well as varied expected average lives and risk characteristics. Other structures include floating rate CMOs, parallel pay CMOs, planned amortization classes, accrual bonds and CMO residuals. These structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

A primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and prices of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities. The value of CMOs collateralized by commercial mortgages or commercial mortgage pass-through securities depend on the cash flow and volatility of the commercial loans, the volatility and reliability of cash flows associated with the commercial properties; the type, quality, and competitiveness of the commercial properties; the experience, reputation and capital resources of the borrower and the manager; the location of the commercial properties; the quality of the tenants; and the terms of the loan agreements.

Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.  SMBSs may be less liquid than other types of mortgage-backed securities.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage “Dollar Roll” Transactions. In mortgage “dollar roll” transactions, the investor sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the investor foregoes principal and interest paid on the mortgage-backed securities. The lost interest is compensated by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. A commitment fee may also be received for participation in such transaction.

If the income and capital gains from the investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will result in a lower return than would have been realized without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities that are required to be purchased in the future may decline below the agreed upon repurchase price of those securities. If the party to whom the securities are sold becomes insolvent, the right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investor’s ability to correctly predict interest rates and prepayments.

A dollar roll can be viewed as a borrowing.  If a Fund makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Municipal Instruments. Debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for federal tax purposes as issued by or an obligation of) states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, are known as “municipal instruments.” Generally, interest received on municipal instruments is exempt from federal income tax. The tax-exempt nature of the interest on a municipal instrument is generally the subject of a bond counsel opinion delivered in connection with the issuance of the instrument. There is no assurance that the IRS will agree with bond counsel’s opinion that such interest is tax-exempt or that the interest payments on such municipal instruments will continue to be tax exempt for the life of the municipal instrument. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the municipal instrument. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a municipal instrument could become federally taxable, possibly retroactively to the date the municipal instrument was issued and an investor may need to file an amended income tax return. Certain types of structured securities are designed so that tax exempt interest from municipal instruments held by the underlying entity will pass through to the holders of the structured security. There is no assurance that the IRS will agree that such interest is tax exempt.

From time to time, proposals have been introduced before Congress and state legislatures to restrict or eliminate the federal and state income tax exemption for interest on municipal instruments.  Similar proposals may be introduced in the future.  Such legislation or court or tax rulings that eliminate or cap the federal and/or state deduction of interest from municipal instruments could adversely affect the price of municipal instruments and the interest paid by the municipal instruments, and may restrict or eliminate the ability of certain Funds to achieve its respective investment objective.

The value of municipal instruments can be affected by changes in their actual or perceived credit quality.  The credit quality and ability to pay principal and interest when due of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued.  Municipal instruments generally trade in the over-the-counter market. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

General obligation bonds are backed by the issuer’s pledge of its full faith and credit and taxing power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, territories, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited. Additionally, there may be limits as to the rate or amount of special assessments or taxes that can be levied to meet these obligations.

Some general obligation bonds are backed by both a pledge of a specific revenue source, such as a special assessment or tax and an issuer’s pledge of its full faith and credit and taxing power. Debt service from these general obligation bonds is typically paid first from the specific revenue source and second, if the specific revenue source is insufficient, from the general taxing power.

Revenue bonds are generally backed by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state’s or local government’s proportionate share of the payments from the Tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Industrial development bonds, a type of revenue bond, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for a variety of purposes, including economic development, solid waste disposal, transportation, and pollution control. Although the principal security for revenue bonds is typically the revenues of the specific facility, project, company or system, many revenue bonds are secured by additional collateral in the form of a mortgage on the real estate comprising a specific facility, project or system, a lien on receivables and personal property, as well as the pledge of various reserve funds available to fund debt service, working capital, capital expenditures or other needs. Net revenues and other security pledged may be insufficient to pay principal and interest due which will cause the price of the bonds to decline. In some cases, revenue bonds issued by an authority are backed by a revenue stream unrelated to the issuer, such as a hotel occupancy tax, a sales tax, or a special assessment. In these cases, the ability of the authority to pay debt service is solely dependent on the revenue stream generated by the special tax. Furthermore, the taxes supporting such issues may be subject to legal limitations as to rate or amount.

Municipal insurance policies typically insure, subject to the satisfaction of the policy conditions and certain other restrictions, timely and scheduled payment of all principal and interest due on the underlying municipal instruments. Municipal insurance does not insure against market fluctuations which affect the price of a security.

The insurance may be obtained by either (i) the issuer at the time the municipal instrument is issued, commonly referred to as primary market insurance, or (ii) another party after the municipal instrument has been issued, commonly referred to as secondary market insurance.

The value of a municipal insurance policy is dependent on the credit quality and financial strength of the issuer providing such insurance and its ability to fulfill its claims-paying obligations. As a result of ratings downgrades and withdrawals from the municipal insurance business, some municipal insurance policies may have little or no value.

Education. In general, there are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding or to fund construction and other projects which benefit the educational institution are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or a change in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Charter schools are subject to the additional risk that the contract (or charter) may be revoked for failure to meet academic or fiscal management standards, safety or health-related issues, or other reasons. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are primarily backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, unemployment rates, the trust’s overall ability to generate excess spread, and loan modifications. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement, bankruptcy protection for student loan borrowers, and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry is highly regulated at both the state and federal level. There are generally two types of electric utilities: municipal owned and investor owned. Municipal owned utilities typically benefit from a monopoly position and self-imposed rates, whereas investor owned utilities are typically subject to state and federal oversight for rates and/or subject to competition. Regardless of type, risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects on demand from economic conditions, (d) the effects of conservation on energy demand, (e) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (f) timely and sufficient rate increases allowing for reasonable cost recovery including growing retiree obligations and changing fuel prices, (g) maintenance of existing assets and (h) timely and efficient construction of new assets including those to meet renewable energy mandates.

Health Care. The health care industry includes providers such as hospitals, nursing homes, retirement communities, and community health organizations.  It is subject to regulatory action by a number of governmental agencies at the federal, state, and local level. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. A second major source of revenues for the health care industry is payments from private insurance companies and health maintenance organizations. As such, any changes to and reductions in reimbursement rates from these entities for services provided could be detrimental to the revenues of the providers. Numerous other factors may affect the industry, such as general and local economic conditions; the real estate market; demand for services; expenses (including for example, labor, malpractice insurance premiums and pharmaceutical products); and competition among health care providers. In the future, the following factors may adversely affect health care facility operations: national health reform legislation or proposed legislation; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds typically are issued by a state, county, or local housing authority and are secured by mortgage loan repayments. The proceeds of these bonds may be used to make mortgage loans for single-family housing, multi-family housing, or a combination of the two. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer, during the origination period. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued, and is negatively impacted by an increase of the rate of mortgage defaults. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, the scheduled payments of principal and interest depend in part upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of housing projects is affected by a variety of factors, including general economic conditions, interest rates, and real estate prices, which may impact the borrower’s ability to pay debt service and may impair the value of the collateral securing the bonds, if any. Some authorities provide additional security for the bonds in the form of insurance, subsidies (federal, state, or local), additional collateral, or state pledges (without obligation) to make up deficiencies.  With respect to multi-family housing, additional risk factors include satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends. With respect to single family housing, additional risk factors include the additional credit risk of first-time homebuyers with lower incomes and mortgages with little or no equity.

Prepaid Gas Bonds.  Payment of principal and interest on prepaid gas bonds is subject to the key risk that the gas supplier fails to provide the natural gas as agreed over the life of the contract between the gas supplier and the municipal utility.  The gas supplier’s obligation to provide the natural gas is guaranteed by a financial institution and therefore the credit quality of this financial institution is an important factor in the credit quality and value of the bonds.  Additional risks include the willingness and ability of the municipal utilities to purchase the gas when delivered.  Failure to do so, among other things, could result in the bond being called.

Tender Option Bonds. A tender option bond is a common way of referring to the two classes of certificates issued by a special purpose trust into which municipal instruments are deposited. The first class, the floating rate certificates, pays an interest rate that is typically reset weekly based on a specified index.  The second class, the inverse floating rate certificates, pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floating rate certificates, after expenses. A remarketing agent for the trust is required to attempt to re-sell any tendered floating rate certificates to new investors for the purchase price (the stated amount of the floating rate certificates plus accrued interest). If the remarketing agent is unable to successfully re-sell the tendered floating rate certificates, depending on the structure of the trust, a liquidity provider to the trust may elect to cause the trust to sell the municipal instruments held by the trust in an amount sufficient to purchase any tendered floating rate certificates or may provide a loan to the trust, the proceeds of which will be used to purchase the tendered floating rate certificates.

A tender option bond transaction typically provides for the automatic termination of the trust upon the occurrence of certain adverse events. These events may include, among others, a credit rating downgrade or decrease in the value of the underlying municipal instruments below a specified level, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors floating rate certificates that have been tendered for repurchase. Following such an event, the underlying municipal instruments are generally sold for current market value and the proceeds generally distributed first to holders of the floating rate certificates in an amount equal to the purchase price of their securities and then to the holders of the inverse floating rate certificates. The sale of the underlying municipal instruments following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floating rate certificate.

Both Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act apply to tender option bond programs and have resulted in a new structure so that no banking entity is sponsoring the trust for purposes of the Volcker Rule.  Under the new structure, the Fund, rather than a bank entity, is the sponsor of the trust and undertakes certain responsibilities that previously belonged to the sponsor bank.  Although the Fund may use a third-party service provider to complete some of these additional responsibilities, being the sponsor of the trust may give rise to certain additional risks including compliance, securities law and operational risks.

Inverse floating rate certificates have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floating rate certificates, or other obligations or certificates structured to have similar features, generally moves in the opposite direction from interest rates. The value of an inverse floating rate certificate can be considerably more volatile than the value of other debt instruments of comparable maturity and quality. Inverse floating rate certificates incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates.  During periods of rising interest rates, the prices of inverse floating rate certificates will tend to decline more quickly than those of fixed rate instruments. Inverse floating rate certificates may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities. In addition, inverse floating rate certificates are subject to the risk that the structure does not work as intended and are subject to the credit risk of any third party service provider and to the third party service provider’s ability or willingness to perform in accordance with the terms of the arrangement.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and may be affected by the price and availability of fuel as well as perceived global safety risks. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a single source of revenue —a state or jurisdiction’s proportionate share of periodic payments made by tobacco companies under the Master Settlement Agreement (the “MSA”) entered into by participating cigarette manufacturers, 46 states, and other jurisdictions in November of 1998 in settlement of certain smoking-related litigation. Annual payments on the bonds are dependent on the receipt by the issuer of future settlement payments under the MSA. These annual payments are subject to numerous adjustments. The actual amount of future settlement payments depends on annual domestic cigarette shipments, inflation, market share gains by non-participating cigarette manufacturers, the resolution of disputes between the states and participating tobacco companies regarding diligent enforcement of statutes requiring escrow payments from non-participating manufacturers and other factors. MSA payment adjustments may cause bonds to be repaid faster or slower than originally projected. Tobacco bonds are subject to additional risks, including the risk that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable. Cigarette shipments (and therefore MSA payments) will be negatively affected by increased government regulation (such as a ban on menthol cigarettes), price increases above the rate of inflation (including tax increases by federal, state, and local authorities), increased health consciousness by smokers, increases in indoor and outdoor smoking restrictions, and increases in sales of other nicotine delivery devices (such as electronic cigarettes, smoking cessation products and smokeless tobacco).

Water and Sewer. Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates and the associated costs are challenges faced by issuers of water and sewer bonds. Also, water and sewer bonds issued by an enterprise of a municipality in financial distress may not be insulated from the financial insecurity of that municipality.

Municipal Lease Obligations. Municipal lease obligations and participations in municipal leases are undivided interests in a portion of an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “lease obligations”). Generally, lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Instead, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. As a result of this structure, municipal lease obligations are generally not subject to constitutional debt limitations or other statutory requirements that may apply to other municipal securities.

Lease obligations may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the lease obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.

In addition to the risk of “non-appropriation,” municipal lease securities may not have as liquid a market as conventional municipal bonds. Furthermore, municipal lease obligations generally have the same risk characteristics as Municipal Instruments.

Options. An option is a contract which conveys to the holder of the option the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying interest at a specific price (called the “exercise” or “strike” price) at one or more specific times before the option expires. The underlying interest of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date.

Options can be traded either through established exchanges (“exchange traded options”) or privately negotiated transactions (over-the-counter or “OTC options”). Exchange traded options are standardized with respect to, among other things, the underlying interest, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange traded options.

All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform. The credit risk in OTC options that are not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.

The purchaser of a put option obtains the right (but not the obligation) to sell a specific amount or value of a particular interest to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying interest falls. However, if the underlying interest’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call option obtains the right (but not the obligation) to purchase a specified amount or value of a particular interest from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying interest rises. However, if the underlying interest’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call or put option may terminate its position by allowing the option to expire, exercising the option or closing out its position by entering into an offsetting option transaction if a liquid market is available. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the purchase or sale, as applicable, of the underlying interest to the option writer at the strike price.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular interest at the strike price if the purchaser of the option chooses to exercise it.

Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer’s potential loss is equal to the amount the option is “in-the-money” when the option is exercised offset by the premium received when the option was written. A call option is in-the-money if the value of the underlying interest exceeds the strike price of the option, and so the call option writer’s loss is theoretically unlimited. A put option is in-the-money if the strike price of the option exceeds the value of the underlying interest, and so the put option writer’s loss is limited to the strike price. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of an option may seek to terminate a position in the option before exercise by closing out its position by entering into an offsetting option transaction if a liquid market is available. If the market is not liquid for an offsetting option, however, the writer must continue to be prepared to sell or purchase the underlying asset at the strike price while the option is outstanding, regardless of price changes.

The writer of a cleared option is required to deposit initial margin. Additional margin may also be required. The writer of an uncleared option may be required to deposit initial margin and additional margin.

A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying interest when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying interest at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying interest at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying interest at exercise is less than the exercise price of the option.

Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying interest but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying interest with the same exercise price and expiration date.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying interest in relation to the exercise price of the option, the volatility of the underlying interest and the remaining period to the expiration date.

If a trading market in particular options were illiquid, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying interest moves adversely during that time. However, there can be no assurance that a liquid market will exist for any particular options product at any specific time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.

Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer and is therefore subject to the same risks as other equity securities.  Preferred stock has precedence over common stock in the event the issuer is liquidated or declares bankruptcy, but is junior to the interests of the debt instruments of the issuer. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. The level of “auction rate” dividends are reset periodically through an auction process. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the prices of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. The value of preferred stock is sensitive to changes in interest rates and to changes in the issuer’s credit quality.

Real Estate-Related Investments. Investment in real estate-related investments or derivatives whose value is based on real estate related indicators are subject to similar risks to those associated with the direct ownership of real estate and with the real estate industry in general. Real estate-related investments are affected by general, regional, and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REITs manager; and other factors.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The affairs of REITs are managed by the REIT’s sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT’s sponsor.  REITs are not diversified, and are subject to the risks of financing projects.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. An investor will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the investor.

Equity REITs and similar entities formed under the laws of non-U.S. countries may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs and similar entities formed under the laws of non-U.S. countries may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended, interest rates and prepayments of the underlying mortgages. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default, and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Hybrid REITs share the characteristics and risks of equity REITs and mortgage REITs.

REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITS under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments.

Regulatory Risk.  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation.  In addition, investments in certain industries, sectors, or countries may also be subject to extensive regulation.  Government regulation may change frequently and may have significant adverse consequences. Economic downturns and political changes can trigger economic, legal, budgetary, tax, and other regulatory changes.  Regulatory changes may change the way a Fund is regulated or the way the Fund’s investments are regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to pursue its investment strategy or achieve its investment objective.

Repurchase Agreements. A repurchase agreement is an agreement under which a buyer would acquire a security for a relatively short period of time (usually not more than a week) subject to the obligation of the seller to repurchase and the buyer to resell such security at a fixed time and price (representing the buyer’s cost plus interest).  The buyer bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the buyer is delayed or prevented from exercising its rights to dispose of the collateral.  This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. If Fund assets and/or collateral is maintained by a third party custodian, the Fund is also subject to the credit risk of the third party custodian.

Restricted Securities. Restricted securities are securities that are subject to legal restrictions on their resale. Difficulty in selling securities may result in a loss or be costly to an investor. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, an investor sells securities and receives cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the investor. Unless the appreciation and income on assets purchased with proceeds from reverse repurchase agreements exceed the costs associated with them, the investor’s performance is lower than it otherwise would have been.  A reverse repurchase agreement can be viewed as a borrowing.  If a Fund makes additional investments with the proceeds while a reverse repurchase agreement is outstanding, this may be considered a form of leverage.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, exchange-traded funds, business development companies, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but involve additional expenses at the investment company-level, such as a proportionate share of portfolio management fees and operating expenses. A Fund may invest in other funds advised by MFS. Certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value (NAV) per share. Unregistered investment companies are subject to less regulation. The extent to which a Fund can invest in securities of other investment companies is limited by the Investment Company Act of 1940.

Short Sales. A seller may make short sales that are made “against the box” and also those that are not made “against the box.”  A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. In addition, a seller may need to sell other investments to meet its short sale obligations at a time when it would not otherwise do so. The price at such time may be more or less than the price at which the security was sold by the seller.  Short sales may create leverage, and, to the extent that the seller invests the proceeds from the short sale in other securities, the seller is subject to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short. Until the security is replaced, the seller is required to repay to the lender of securities any dividends or interest which accrue during the period of the loan. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the short sale. The seller also will incur transaction costs in effecting short sales.

The seller will incur a loss as a result of the short sale if the price of the security or index increases between the date of the short sale and the date on which the seller replaces the borrowed security. Such loss may be unlimited.  The seller will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale, and transaction costs. The overall benefit to the seller will depend on how the short sale performs relative to the market price of the securities purchased with the proceeds from the short sale.

A seller may also make short sales “against the box,” (i.e., when a security identical to one owned by the seller is borrowed and sold short). If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by governments or their agencies of developed and emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. Any restructuring of sovereign debt obligations will likely have a significant adverse effect on the value of the obligations. There is little legal recourse against sovereign issuers other than what such an issuer may determine to provide.  In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors, including the issuer’s cash flow, the size of its reserves, its access to foreign exchange, and the relative size of its debt service burden to its economy as a whole. Although some sovereign debt is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities.  Structured securities (also called “structured notes”) are debt instruments, the interest rate or principal of which is determined by an unrelated indicator.  The value of the principal of and/or interest on structured securities is determined by reference to the value of one or more underlying indicators or the difference between underlying indicators.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index.  If MFS attempts to use a structured security as a hedge against, or as a substitute for, a portfolio investment, the structured security may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving structured securities can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Structured securities may also be subject to liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments.  In addition, because the purchase and sale of structured securities takes place in an over-the-counter market, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. If the counterparty defaults, the other party’s risk of loss consists of the amount of payments that the non-defaulting party is contractually entitled to receive.

Sukuk.  Sukuk are certificates structured to comply with Sharia law and its investment principles.  These certificates usually represent the beneficial ownership interest in a portfolio of eligible existing or future tangible or intangible assets (“underlying assets”).  In a typical sukuk, a special purpose vehicle (“SPV”) issues certificates to investors in exchange for their capital.  The SPV transfers the capital to or for the benefit of the entity that is raising the capital (the “obligor”) in exchange for the underlying assets of the obligor that are held in trust by the SPV.  The obligor is obligated, usually through a series of contracts, to make periodic payments to investors through the SPV over a specified period of time and a final payment to investors through the SPV on a date certain.  Obligors of sukuk include financial institutions and corporations, foreign governments and agencies of foreign governments, including issuers in emerging markets.

Although under Sharia law, sukuk involve the sharing of profits and losses in the underlying asset financed by the investment in the certificates, most sukuk do not provide investors with bona fide legal ownership of the underlying assets, and the periodic and final payments to sukuk investors are not generally linked to the value of the underlying assets.  As a result, most sukuk are considered unsecured obligations whose risks and returns are similar to those of conventional debt instruments.  Investors typically have no direct recourse to the underlying assets and do not have a secured claim against the obligor.  Sukuk investors are subject to the creditworthiness of the obligor, and the obligor may be unwilling or unable to meet its periodic or final payment obligations.  In addition, investors’ ability to pursue and enforce actions with respect to these payment obligations or to otherwise enforce the terms of the sukuk, restructure the sukuk, obtain a judgment in a court of competent jurisdiction, and/or attach assets of the obligor may be limited.  As with conventional debt instruments, sukuk prices change in response to interest rate changes.

The structural complexity of sukuk and the immaturity of the sukuk market, increases the potential risks of investing in sukuk, including operational, legal, and investment risks.  While the sukuk market has grown in recent years, sukuk can be less liquid than other types of investments and it may be difficult at times to invest in or dispose of sukuk.  In addition, evolving interpretations of Sharia law by courts or Islamic scholars on sukuk structures and sukuk transferability, or a determination subsequent to the issuance of the sukuk by some Islamic scholars that certain sukuk do not comply with Sharia law and its investment principles, could have a dramatic adverse effect on the price and liquidity of a particular sukuk or the sukuk market in general.

Swaps.  A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Swaps include “caps,” “floors,” “collars” and options on swaps, or “swaptions.”  A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount). A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms. Swaps can take many different forms and are known by a variety of names and other types of swaps may be available.

Swaps can be closed out by physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement. For example, in certain credit default swaps on a specific security, in the event of a credit event one party agrees to pay par on the security while the other party agrees to deliver the security. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. Or for example, in a total return swap, one party agrees to make a series of payments to another party based on the income and price return of the underlying indicator during a specified period, while the other party agrees to make a series of payments calculated by reference to an interest rate or other agreed upon amount.  On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

It may not be possible to close out a swap at any particular time or at an acceptable price. The inability to close swap positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Swaps may be entered into for hedging or non-hedging purposes. If MFS attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the swap may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Legislation has been enacted that has resulted in and will result in numerous regulatory changes related to swaps, including margin, clearing, trading, and reporting requirements. These regulatory changes are expected to occur over time and could materially and adversely affect the ability of the Fund to buy or sell swaps and increase the cost of swaps. In the future, swaps may be required to be subject to initial as well as variation margin requirements. Initial margin is typically calculated as a percentage of the swap’s notional amount. Additional variation margin will be required based on changes in the daily market value of the swap.

Swaps may also be subject to liquidity risk because it may not be possible to close out the swap prior to settlement date and an investor would remain obligated to meet margin requirements until the swap is closed. In addition, swaps that are not centrally cleared are subject to the creditworthiness of the counterparty to the swap, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. The credit risk in uncleared swaps is dependent on the creditworthiness of the individual counterparty to the swap and may be greater than the credit risk associated with cleared swaps.

In a cleared transaction, performance of the transaction will be effected by a central clearinghouse rather than by the bank or broker that is the Fund’s original counterparty to the transaction. Swaps that are centrally cleared will be subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Swaps can provide exposure to a variety of different types of investments or market factors. The most significant factor in the performance of a swap is the change in the underlying price, rate, index level, or other indicator that determines the amount of payments to be made under the arrangement. The risk of loss in trading swaps can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in swaps, and the potential high volatility of the swaps markets. As a result, a relatively small price movement in a swap may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a swap may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, for physically settled swaps, on the settlement date an investor may be required to make delivery of the indicators underlying the swaps it holds.

Synthetic Local Access Instruments. Participation notes, market access warrants, and other similarly structured products (collectively, “synthetic local access instruments”) are derivative instruments typically used by foreign investors to obtain exposure to investments in certain markets where direct ownership by foreign investors is restricted or limited by local law. Synthetic local access instruments are generally structured by a local branch of a bank, broker-dealer, or other financial institution to replicate exposure to one or more underlying securities. The holder of a synthetic local access instrument may be entitled to receive any dividends paid in connection with the underlying securities, but usually does not receive voting rights as it would if such holder directly owned the underlying securities.

Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying securities. Synthetic local access instruments represent unsecured, contractual obligations of the banks, broker-dealers, or other financial institutions that issue them and are therefore subject to the credit risk of the issuer and the issuer’s ability or willingness to perform in accordance with the terms of the instrument. Synthetic local access instruments are subject to the liquidity risk of the underlying security as well as the liquidity risk that a limited or no secondary market exists for trading synthetic local access instruments. In addition, the trading price of a synthetic local access instrument, if any, may not equal the value of the underlying securities.

Temporary Defensive Positions. In response to adverse market, economic, industry, political, or other conditions, MFS may depart from its investment strategies for a Fund by temporarily investing for defensive purposes. MFS may invest a significant portion or all of a Fund’s assets in cash (including foreign currency) or cash equivalents, including a money market fund advised by MFS, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

U.S. Government Securities.  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Variable and Floating Rate Securities. Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that may change with changes to the level of prevailing interest rates or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them for an extended period of time or until maturity.

Warrants. Warrants are derivative instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants can be physically or cash settled depending on the terms of the warrant and can be issued by the issuer of the underlying equity security or a third party. Warrants often involve a counterparty to the transaction. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell a specific security at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated.  If a Fund makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage.

Zero Coupon Bonds, Deferred Interest Bonds, and Payment-In-Kind Bonds. Zero coupon and deferred interest bonds are debt instruments which are issued at a discount from face value. The discount approximates the total amount of interest the instruments will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the instrument at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds are debt instruments which provide that the issuer may, at its option, pay interest on such instruments in cash or in the form of additional debt instruments. Such instruments may involve greater credit risks and may experience greater volatility than debt instruments which pay interest in cash currently.

APPENDIX J - INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment restrictions which cannot be changed without the approval of a Majority Shareholder Vote.  In addition, the Fund has adopted the following non-fundamental policy which may be changed without shareholder approval.

As fundamental investment restrictions, the Fund may not:

(1)         borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the “1940 Act”) and exemptive orders granted under such Act;

(2)         underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security;

(3)         issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

(4)         make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; and

(5)         purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

(6)         purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry (provided however, that the Utilities Series will invest at least 25% of its gross assets in the utilities industry).

As a non-fundamental policy, the Fund will not:

(1)         invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for investment restriction No. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

J - 1

APPENDIX K - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Brokerage Commissions

The following brokerage commissions were paid by the Fund during the specified time periods:

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund

MFS Global Equity Series	December 31, 2017	$7,120
	December 31, 2016	$9,396
	December 31, 2015	$7,540

MFS Growth Series	December 31, 2017	$141,909
	December 31, 2016	$202,120
	December 31, 2015	$362,302

MFS Investors Trust Series	December 31, 2017	$66,547
	December 31, 2016	$90,625
	December 31, 2015	$114,631

MFS Mid Cap Growth Series	December 31, 2017	$99,825
	December 31, 2016	$132,678
	December 31, 2015	$157,109

MFS New Discovery Series	December 31, 2017	$496,698
	December 31, 2016	$602,284
	December 31, 2015	$908,693

MFS Research Series	December 31, 2017	$192,029
	December 31, 2016	$240,250
	December 31, 2015	$273,416

MFS Total Return Bond Series	December 31, 2017	$36,668
	December 31, 2016	$51,188
	December 31, 2015	$15,353

MFS Total Return Series	December 31, 2017	$305,739
	December 31, 2016	$406,449
	December 31, 2015	$401,546

MFS Utilities Series	December 31, 2017	$726,805
	December 31, 2016	$942,673
	December 31, 2015	$1,289,325

MFS Value Series	December 31, 2017	$215,326
	December 31, 2016	$246,368
	December 31, 2015	$276,111

Securities Issued by Regular Broker/Dealers

During the fiscal year ended December 31, 2017, the Fund purchased securities issued by the following regular broker/dealers of the Fund, and the following table sets forth the value of the Fund’s aggregate holdings of the securities of each such issuer as of December 31, 2017:

Fund	Broker/Dealer	Value of Securities

MFS Global Equity Series	Goldman Sachs Group Inc.	$663,140
	UBS AG	$891,670

MFS Growth Series	Goldman Sachs Group Inc.	$9,791,191
	Morgan Stanley	$14,161,863

MFS Investors Trust Series	Bank Of America/Merrill Lynch	$0	[1]
	Goldman Sachs Group Inc.	$12,843,980
	JPMorgan Chase & Co.	$23,417,080
	Morgan Stanley	$8,367,548

MFS Mid Cap Growth Series	None	Not Applicable

MFS New Discovery Series	None	Not Applicable

MFS Research Series	Bank Of America/Merrill Lynch	$0	[1]
	Citigroup Inc.	$0	[1]
	Goldman Sachs Group Inc.	$0	[1]
	Morgan Stanley	$0	[1]

MFS Total Return Bond Series	Bank Of America/Merrill Lynch	$53,074,984
	Barclays PLC	$0	[1]
	Goldman Sachs Group Inc.	$17,674,509
	Morgan Stanley	$56,708,347
	Wells Fargo & Company	$0	[1]

MFS Total Return Series	Bank Of America/Merrill Lynch	$40,124,246
	Citigroup Inc.	$36,279,168
	Goldman Sachs Group Inc.	$29,523,945
	JPMorgan Chase & Co.	$69,130,776
	Morgan Stanley	$27,358,807
	UBS AG	$4,640,246
	Wells Fargo & Company	$24,014,352

MFS Utilities Series	None	Not Applicable

MFS Value Series	Bank Of New York	$0	[1]
	Citigroup Inc.	$0	[1]
	Goldman Sachs Group Inc.	$12,843,980
	JPMorgan Chase & Co.	$23,417,080

1 The Fund sold the security prior to December 31, 2017.

Transactions with Research Firms

During the fiscal year ended December 31, 2017, the Fund paid the following amount of commissions to Research Firms with respect to the following amount of transactions.  The provision of Research was not necessarily a factor in the placement of this business with such Research Firms.  The amounts shown do not include transactions directed to electronic communications networks owned by the Research Firms for execution only services unless the Research Firm is also an Executing Broker.

Fund	Dollar Amount of Transactions with Research Firms	Commissions Paid on Transactions with Research Firms

MFS Global Equity Series	$10,920,011	$6,524

MFS Growth Series	$466,106,755	$123,227

MFS Investors Trust Series	$157,700,886	$61,216

MFS Mid Cap Growth Series	$212,168,243	$84,064

MFS New Discovery Series	$575,266,063	$398,273

MFS Research Series	$409,165,415	$153,635

MFS Total Return Bond Series	$0	$0

MFS Total Return Series	$882,578,654	$293,467

MFS Utilities Series	$713,876,784	$646,831

MFS Value Series	$559,763,354	$199,304

APPENDIX L - RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

This list of recipients below is current as of February 1, 2018, and any additions, modifications, or deletions to this list that have occurred since that date are not reflected.

Name of Recipient	Purpose of Disclosure
AcadiaSoft	Software Vendor
Barclays Capital	Software Vendor
Bloomberg, L.P.	Analytical Tool
Board of Trustees	Fund Governance
Capital Confirmations	Electronic Confirmation Services Between Fund Auditors and Brokers
Checkfree	Software Vendor
Citigroup	Analytical Tool
Commcise	Consultant
Deloitte & Touche LLP	Independent Registered Public Accounting Firm
Eagle Investment Systems Corp	Accounting System
FactSet Research Systems Inc.	Analytical Tool
GainsKeeper, Inc.	Accounting System
Institutional Shareholder Services Inc.	Proxy Service Provider
ITG, Inc.	Analytical Tool
Kingswood Steele	Analytical Tool
Lipper Inc.	Publication Preparation
Markit Group	Pricing Service
Massachusetts Financial Services Co.	Fund Management
Merrill Communications	Software Vendor
MFS Fund Distributors, Inc.	Fund Distribution
OMGEO LLC	Software Vendor
Pacific Life Insurance	Client
MSCI BARRA, Inc.	Analytical Tool
MSCI Riskmetrics	Risk Management Tool
Ropes & Gray LLP	Legal Counsel
RR Donnelley	Typesetting and Printing Services
S&P Capital IQ	Fund Pricing
State Street Bank and Trust Company	Custodian
Style Research	Software Vendor
Trade Informatics	Software Vendor
Transamerica Asset Management	Client

L - 1

APPENDIX M - DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc. represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Excerpts From Moody’s Investors Service Description of its Ratings

Moody’s Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Excerpts From S&P Global Ratings’ Services Description of its Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations: (1) the likelihood of payment-the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation; (2) the nature and provisions of the financial obligation, and the promise Standard and Poor’s imputes; and (3) the protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Excerpts from Fitch Ratings Description of its Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts. In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.

Default is a real possibility.

CC: Very high levels of credit risk.

Default of some kind appears probable.

C: Near default.

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c. the formal announcement by the issuer or their agent of a distressed debt exchange;

d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

a. an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but

b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c. has not otherwise ceased operating.

This would include:

i. the selective payment default on a specific class or currency of debt;

ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

APPENDIX N – INCOME AND FEES RELATED TO SECURITIES LENDING ACTIVITIES

During the fiscal year ended December 31, 2017, the following income and fees were related to securities lending activities:

		Fees related to Securities Lending Activities
Fund	Gross Income	Revenue Split*	Cash Collateral Management#	Rebate	Aggregate Fees	Net Income
MFS Global Equity Series	$3,473.15	$320.64	$23.49	$243.31	$587.44	$2,885.71
MFS Growth Series	$30,197.92	$3,016.67	$31.28	$0	$3,047.95	$27,149.97
MFS Investors Trust Series	$19,541.39	$1,708.23	$258.63	$2,200.60	$4,167.46	$15,373.93
MFS Mid Cap Growth Series	$4,806.14	$461.88	$114.24	$75.33	$651.45	$4,154.69
MFS New Discovery Series	$597,323.81	$57,229.83	$4,399.17	$20,663.37	$82,292.37	$515,031.44
MFS Research Series	$11,400.15	$1,113.07	$79.90	$190.53	$1,383.50	$10,016.65
MFS Total Return Bond Series	$0	$0	$0	$0	$0	$0
MFS Total Return Series	$31,035.84	$2,911.19	$357.12	$1,567.07	$4,835.38	$26,200.46
MFS Utilities Series	$96,374.67	$9,455.48	$697.95	$1,126.26	$11,279.69	$85,094.98
MFS Value Series	$13,887.41	$1,328.24	$110.47	$494.51	$1,933.22	$11,954.19

*	Administrative and indemnification fees related to securities lending activities are included in the revenue split. There were no other fees related to securities lending activities.
#	Estimated based on historical expenses of securities lending agent’s cash collateral mutual fund and the fund’s average cash collateral balance over the period.

N - 1

Investment Adviser

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Distributor

MFS Fund Distributors, Inc.

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Shareholder Servicing Agent

MFS Service Center, Inc.

P.O. Box 55824, Boston, MA 02205-5824

Toll free:  1-877-411-3325

MFS® VARIABLE INSURANCE TRUST

MFS® GLOBAL EQUITY SERIES

MFS®  GROWTH SERIES

MFS®  INVESTORS TRUST SERIES

MFS®  MID CAP GROWTH SERIES

MFS®  NEW DISCOVERY SERIES

MFS®  RESEARCH SERIES

MFS®  TOTAL RETURN BOND SERIES

MFS®  TOTAL RETURN SERIES

MFS®  UTILITIES SERIES

MFS®  VALUE SERIES

PART C

Item 28.	Exhibits

	(a)	1	Amended and Restated Declaration of Trust, dated December 16, 2004. (9)

		2	Certificate of Amendment dated February 9, 2005, to Declaration of Trust, to establish and designate MFS Research International Series. (9)

		3	Certificate of Amendment, dated April 29, 2005, to the Declaration of Trust, Redesignation of MFS Bond Series as MFS Research Bond Series. (10)

		4	Certificate of Amendment, dated April 27, 2007, to the Declaration of Trust - Redesignation of Series for MFS Core Equity Series. (15)

		5	Certificate of Amendment, dated April 16, 2008, to the Declaration of Trust - Redesignation of Series for MFS Growth Series. (15)

		6	Certificate of Amendment, dated July 31, 2009, to the Declaration of Trust - Termination of MFS Money Market Series. (4)

		7	Certificate of Amendment, dated September 11, 2013, to Declaration of Trust - Termination of MFS High Income Series. (1)

		8	Certificate of Amendment, dated September 11, 2013, to the Declaration of Trust - Termination of MFS Strategic Income Series. (1)

9	Certificate of Amendment, dated April 27, 2015, to Declaration of Trust - Termination of MFS Research International Series. (22)

10	Certificate of Amendment, dated April 27, 2015, to the Declaration of Trust - Termination of MFS Investors Growth Stock Series. (22)

11	Certificate of Amendment, dated April 27, 2015, to the Declaration of Trust - Redesignation of MFS Research Bond Series as MFS Total Return Bond Series. (22)

12	Certificate of Amendment, dated June 19, 2015, to the Declaration of Trust - Termination of MFS Core Equity Series. (6)

13	Certification of Amendment, dated May 2, 2016, to the Declaration of Trust. (6)

(b)	1	Master Amended and Restated By-Laws, dated January 1, 2002, as revised through May 2, 2016. (24)

	2	Appendix A, as revised March 29, 2018, to the Master Amended and Restated By-Laws, dated January 1, 2002, as revised through May 2, 2016. (19)

(c)

Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated December 16, 2004, as amended through May 2, 2016 (see Section 6.2), and the Amended and Restated By-Laws, dated as revised through May 2, 2016 (see Article III). (13)

(d)	1	Investment Advisory Agreement for the Trust, dated January 1, 2002. (11)

	2	Exhibits as revised February 22, 2005 to the Investment Advisory Agreement dated January 2, 2002, to include MFS Research International Series. (10)

	3

Amendment, dated as of January 1, 2009, to the Investment Advisory Agreement, dated January 1, 2002 on behalf of MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Research Series, MFS Strategic Income Series, MFS Total Return Series, MFS Utilities Series and MFS Value Series. (18)

4	Amendment, dated April 29, 2016, to the Investment Advisory Agreement, dated January 1, 2002 on behalf of MFS Global Equity Series and MFS Total Return Series. (6)

5	Amendment, dated August 1, 2016, to the Investment Advisory Agreement, dated January 1, 2002 on behalf of MFS Utilities Series. (6)

6

Amendment, dated April 28, 2017, to the Investment Advisory Agreement, dated January 1, 2002, on behalf of MFS Investors Trust Series, MFS Total Return Bond Series, and MFS Value Series; filed herewith.

(e)	1	Distribution Agreement between Registrant and Massachusetts Investors Services, Inc., dated April 14, 1994. (2)

2	Amendment, dated May 2, 2016, between Registrant and MFS Fund Distributors, Inc., dated April 14, 1994. (6)

(f)		Not Applicable.

(g)	1	Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (8)

	2	Appendix A, as of December 5, 2016, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (23)

	3	Appendix D, as of December 5, 2016, to the Custodian Agreement between Registrant and State Street Bank and Trust Company, dated December 18, 2006. (23)

4	Amendment to the Custodian Agreement, dated September 26, 2017, between the Registrant and State Street Bank and Trust Company. (21)

5	Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (8)

6	Appendix A, as of December 5, 2016, to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (23)

(h)	1	Shareholder Servicing Agent Agreement between Registrant and MFS Service Center, dated April 14, 1994. (2)

2	Exhibit A, as revised January 1, 1995, to the Shareholder Servicing Agent Agreement between Registrant and MFS Service Center. (3)

3	Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Shareholder Servicing Agent Agreement, dated April 14, 1994. (20)

4	Amendment, dated May 2, 2016, to the Shareholder Servicing Agreement, dated April 14, 1994. (6)

5	Amendment, dated February 13, 2018, to the Shareholder Servicing Agent Agreement, dated April 14, 1994. (25)

6	Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014. (16)

7	Amendment, dated April 4, 2017, to the Master Administrative Services Agreement, dated March 1, 1994, as amended and restated August 1, 2004. (26)

8	Exhibit A, dated March 29, 2018, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014. (19)

9	Exhibit D, as revised January 1, 2018, the 2018 ASA Fee Schedule to the Master Administrative Services Agreement dated March 1, 1997, as amended and restated August 1, 2014. (25)

10	Attachment 1 to Exhibit D - Revised fund listing to Fee Schedule. (19)

11	Exhibit E, dated April 4, 2017, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014. (26)

(i)	1	Consent and Opinion of Counsel, dated April 24, 2006. (14)

	2	Legal Opinion and Consent, dated April 27 2018; filed herewith.

(j)		Consent of Deloitte & Touche LLP, dated April 25, 2018; filed herewith.

(k)	Not Applicable.

(l)	Investment Representation Letter. (2)

(m)	1	Service Class Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective April 26, 2000. (7)

	2	Schedule A, as revised through April 30, 2015, to the Service Class Distribution Plan for MFS Variable Insurance Trust. (12)

(n)		Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 effective April 26, 2000, as amended and restated December 12, 2012. (17)

(o)		Reserved.

(p)		MFS Code of Ethics Policy, effective October 31, 2016. (5)

Power of Attorney, dated January 1, 2018 (Trustees); filed herewith.

Power of Attorney, dated April 4, 2017 (DiLorenzo) (Yost); filed herewith.

(1)               Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 (EXHIBIT NO. 99.(a) 7 and 99.(a) 8), filed with the SEC via EDGAR on April 29, 2014.

(2)               Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 (EXHIBIT NO. 99.6; 99.9(a); and 99.13), filed with the SEC via EDGAR on October 26, 1995.

(3)               Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 (EXHIBIT NO. 99.8(b)), filed with the SEC via EDGAR on April 30, 2003.

(4)               Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 (EXHIBIT NO. 99.(a) 5), filed with the SEC via EDGAR on February 26, 2010.

(5)               Incorporated by reference to MFS Series Trust XVI (File Nos. 2-36431 and 811-02032) Post-Effective Amendment No. 61 (EXHIBIT NO. 99.(p)) filed with the SEC via EDGAR on October 27, 2016.

(6)               Incorporated by reference to the Registrant’s Post-Effective Amendment No. 44 (EXHIBIT NO. 99.(a) 12, 99.(a) 13, 99.(d) 4, 99.(d) 5, 99.(e) 2, and 99.(h) 4), filed with the SEC via EDGAR on April 27, 2017.

(7)               Incorporated by reference to Registrant’s Post-Effective Amendment No. 15 (EXHIBIT NO. 99.13), filed with the SEC via EDGAR on February 23, 2001.

(8)               Incorporated by reference to MFS Series Trust I (file Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 52 (EXHIBIT NO. 99.7(a) and 99.7(b)), filed with the SEC via EDGAR on January 29, 2007.

(9)               Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 (EXHIBIT NO. 99.1(a) and 99.1(b)), filed with the SEC via EDGAR on February 10, 2005.

(10)        Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 (EXHIBIT NO. 99.1(c) and 99.4(b)), filed with the SEC via EDGAR on April 26, 2005.

(11)        Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 (EXHIBIT NO. 99.4), filed with the SEC via EDGAR on February 25, 2002.

(12)        Incorporated by reference to Registrant’s Post-Effective Amendment No. 42 (EXHIBIT NO. 99.(m) 2), filed with the SEC via EDGAR on April 28, 2016.

(13)        Amended and Restated Declaration of Trust, dated December 16, 2004, as amended through May 9, 2017, incorporated by reference to Post-Effective Amendment No. 20 (EXHIBIT NO. 99.1(a)), to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 10, 2005; Amended and Restated By-Laws, dated January 1, 2002, as revised through May 2, 2016 incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 100 (EXHIBIT NO. 99.(b)), filed with the SEC via EDGAR on August 16, 2016.

(14)        Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 (EXHIBIT NO. 99.B(9)), filed with the SEC via EDGAR on April 28, 2006.

(15)        Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 (EXHIBIT NO. 99.(a) 3 and 99.(a) 4), filed with the SEC via EDGAR on April 28, 2008.

(16)        Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 98 (EXHIBIT NO. 99.(h) 5), filed with the SEC via EDGAR on September 25, 2014.

(17)        Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 (EXHIBIT NO. 99.(n)), filed with the SEC via EDGAR on April 29, 2013.

(18)        Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 (EXHIBIT NO. 99.(d) 3), filed with the SEC via EDGAR on April 29, 2009.

(19)        Incorporated by reference to Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 110 (EXHIBIT NO. 99.(b) 2, 99.(h) 9, and 99.(h) 11), filed with the SEC via EDGAR on April 27, 2018.

(20)        Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 (EXHIBIT NO. 99.(h) 3), filed with the SEC via EDGAR on April 28, 2011.

(21)        Incorporated by reference to MFS Series Trust XVI (File Nos. 2-36431 and 811-02032) Post-Effective Amendment No. 64 (EXHIBIT NO. 99.(g) 4), filed with the SEC via EDGAR on October 26, 2017.

(22)        Incorporated by reference to Registrant’s Post-Effective amendment No. 40 (EXHIBIT NO. 99.(a) 9, 99.(a) 10 and 99.(a) 11), filed with the SEC via EDGAR on April 29, 2015.

(23)        Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-04777) Post-Effective Amendment No. 77 (EXHIBIT NO. 99.(g) 2, 99.(g) 3, 99.(g) 5, 99.(h) 8, and 99.(h) 10), filed with the SEC via EDGAR on December 28, 2016.

(24)        Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 60 (EXHIBIT NO. 99.(b)), filed with the SEC via EDGAR on May 26, 2016.

(25)        Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-06102) Post-Effective Amendment No. 46 (EXHIBIT NO. 99.(h) 6 and 99.(h) 11), filed with the SEC via EDGAR on February 27, 2018.

(26)        Incorporated by reference to the Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 108 (EXHIBIT NO. 99.(h) 7)), filed with the SEC via EDGAR on April 27, 2017.

Item 29.                                                  Persons Controlled by or under Common Control with the Registrant

The Registrant does not control or have common control over any persons.

Item 30.                                                  Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities.  Subject to certain exceptions and limitations, Article V of the Registrant’s Amended and Restated Declaration of Trust provides that every person who is or has been a Trustee, Trustee Emeritus or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee, Trustee Emeritus or officer and against amounts paid or incurred by that individual in the settlement thereof.

In addition, section 4 of the Distribution Agreement provides that MFS Fund Distributors, Inc. (“MFD”) will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act of 1933, as amended (the “Act”) against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith), arising by reason of any person’s acquiring any shares, which may be based upon the Act or any other statute or common law, on account of any wrongful act of MFD or any of its employees (including any failure to conform with any requirement of any state or federal law or the Rules of Fair Practice of the National Association of Securities Dealers, Inc. relating to the sale of shares) or on the ground that the registration statement or prospectus as from time to time may be amended and supplemented, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary  in order to make the statements therein not misleading, unless any such act, statement or omission was made in reliance upon information furnished to MFD by or on behalf of the Trust, provided however that in no case is the indemnity of MFD in favor of any person indemnified to be deemed to protect the Trust or any such person against any liability to which the Trust or any such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its or his duties or by reason of its or his reckless disregard of its obligations and duties under the Distribution Agreement.

In addition, section 9 of the Shareholder Servicing Agent Agreement provides that the Fund will indemnify MFS Service Center, Inc. against and hold harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (i) not resulting from bad faith or negligence, and arising out of, or in connection with, its duties on behalf of the Fund thereunder, and (ii) as a result of acting in accordance with instructions reasonably believed to have been executed or orally communicated by any person duly authorized by the Fund or its principal underwriter, or as a result of acting in accordance with written or oral advice reasonably believed to have been given by counsel for the Fund, or as a result of acting in accordance with any instrument or share certificate reasonably believed to have been genuine and signed, countersigned  or executed by any person or persons authorized to sign, countersign or execute the same (unless contributed to by gross negligence or bad faith).

The Trustees and Officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy.  The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

The Trust has also agreed to contractually provide each Trustee with assurance that indemnification will be available.  The agreement between the Trust and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses, provides that each of the Funds severally shall indemnify and hold harmless the Trustee against any and all expenses as defined therein actually incurred or paid by the Trustee in any proceeding as defined therein in connection with the Trustee’s service to the relevant Fund, unless (i) the Trustee did not act in good faith in the reasonable belief that his or her action was in the best interests of the Fund or (ii) the Trustee is liable to the Fund or its shareholders by reason of the Trustee’s disabling conduct, and  there has been a final adjudication on the merits in a relevant proceeding that the Trustee’s conduct fell within (i) or (ii).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.                                                  Business and Other Connections of Investment Adviser

Business backgrounds of the principal executive officers and directors of Massachusetts Financial Services Company, the Registrant’s investment adviser (the “Investment Adviser” or “MFS”) that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement.  Certain principal executive officers and directors of the Investment Adviser serve as officers or directors of some or all of the Investment Adviser’s corporate affiliates and certain officers of the Investment Adviser serve as officers of some or all of the MFS funds and/or officers or directors of certain MFS investment products.  Each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer and/or director of the Investment Adviser or certain of the Investment Adviser’s corporate affiliates except as noted under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement.

Principal executive officers and directors of the Investment Advisor not included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement are listed below:

Name and Current Position	Business, profession, vocation or
with the Investment Adviser	employment

Michael W. Roberge	Director and President, MFS
Director and Chief Executive Officer, MFS	Chief Executive Officer, MFS
Co-Chief Executive Officer, MFS (January 2015- December 2016)

Stephen C. Peacher	President, Sun Life Investment Management
Director, MFS

Kevin D. Strain Director, MFS	Executive Vice President and Chief Financial Officer of Sun Life Financial

The identity of those corporate affiliates is identified below.

Investment Adviser Corporate Affiliate	Address
MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
MFS Service Center, Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.
MFS International LTD.	Canon’s Court, 22 Victoria Street, Hamilton, HM12, Bermuda
MFS International Holdings PTY LTD	One Carter Lane London EC4V 5ER U.K.
MFS International Australia PTY LTD	Level 15, 20 Martin Place Sydney, NSW 2000, Australia
MFS International (U.K.) Limited	One Carter Lane, London EC4V 5ER, U.K.
MFS International Switzerland GMBH	Bahnhofstrasse 100, 8001 Zurich, Switzerland
MFS International (Hong Kong) Limited	Unit 1301, 13th Floor Henley Building 5 Queen’s Road Central, Hong Kong
MFS Financial Management Consulting (Shanghai) Co., LTD	Suite 3137, 31st Floor, No. 88 Century Avenue Shanghai, China
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 - 11[o] Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004
MFS International (Chile) SPA	Santiago Isidora 3000 Av Isidora Goyenechea #3000, Las Condes, Santiago, Chile
MFS International Singapore PTE. LTD.	501 Orchard Road, #13-01/03/04 Wheelock Place Singapore 238880
MFS Investment Management Company (LUX) S.a.r.l.	35, Boulevard du Prince Henri L-1724 Luxembourg
MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

3060097 Nova Scotia Company	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada B3J3N2
MFS Investment Management Canada Limited	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7
MFS Bermuda Holdings LTD.	Canon’s Court 22 Victoria Street Hamilton, HM 12, Bermuda
MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

The MFS Funds include the following.  The address of the MFS Funds is:  111 Huntington Ave., Boston, MA 02199.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

Item 32.                                                  Principal Underwriters

(a)                                 MFS Fund Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the following investment companies:

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

(b)                     Directors and officers of the Distributor are described below:

Name	Title with the Distributor	Positions with the Registrant

Michael S. Keenan	Director and President	None
Carol Geremia	Director and Chairman of the Board	None
Heidi W. Hardin	Secretary	Secretary and Clerk
Mary K. Scotten	Chief Compliance Officer	None
Charuda (Bee) Upatham- Costello	Treasurer and Senior Group Controller	None
Kimberly M. Collins	Assistant Secretary	None
Ethan D. Corey	Assistant Secretary	Assistant Secretary and Assistant Clerk

Daniel W. Finegold	Assistant Secretary	None
Mitchell C. Freestone	Assistant Secretary	None
Jay C. Herold	Assistant Secretary	None
Lisa A. Sheeler	Assistant Secretary	None
Joseph A. Zelic	Tax Officer and Assistant Treasurer	None

The principal business address of each of these persons is 111 Huntington Ave., Boston, MA 02199.

(c)                      Not applicable.

Item 33.                                                  Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME	ADDRESS

Massachusetts Financial Services Company (investment adviser)	111 Huntington Avenue Boston, MA 02199
MFS Fund Distributors, Inc. (principal underwriter)	111 Huntington Avenue Boston, MA 02199
State Street Bank & Trust Company (custodian)	State Street Financial Center One Lincoln Street Boston, MA 02111-2900
JP Morgan Chase (custodian)	270 Park Avenue New York, NY 10017
MFS Service Center, Inc. (transfer agent)	100 Hancock Street North Quincy, MA 02171
Ropes & Gray (counsel)	Prudential Tower 800 Boylston Street Boston, MA 02199-3600
Iron Mountain, Inc. (storage vendor)	1 Federal Street Boston, MA 02110
Institutional Shareholder Services, Inc. (proxy voting administrator)	702 King Farm Boulevard Suite 400 Rockville, MD 20850-4045

UBS Asset Management (Americas) Inc., (sub-adviser)	1285 Avenue of the Americas New York, NY 10019
Sun Capital Advisers LLC (former investment adviser)	1 Sun Life Park Wellesley Hills, MA 02481
Autonomy Corporation Limited (storage vendor)	1140 Enterprise Way Sunnyvale, CA 94089-1412
The Depository Trust Company (DTC)	55 Water Street New York, NY 10041
DST Systems, Inc. (technology vendor)	333 West 11th Street Kansas City, MO 64105
TerraNua U.S. Corp d.b.a. My Compliance Office (personal trading system)	535 5th Avenue 4th floor New York, NY 10017

Item 34.                                                  Management Services

None.

Item 35.                                                  Undertakings

None.

NOTICE

Notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of April 2018.

MFS® VARIABLE INSURANCE TRUST

By:	DAVID L. DILORENZO*
Name:	David L. DiLorenzo
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2018.

SIGNATURE	TITLE

DAVID L. DILORENZO*	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST*	Principal Financial and Accounting Officer
James O. Yost

STEVEN E. BULLER*	Trustee
Steven E. Buller

JOHN A. CAROSELLI*	Trustee
John A. Caroselli

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

CLARENCE OTIS, JR.*	Trustee
Clarence Otis, Jr.

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

	*By:	CHRISTOPHER R. BOHANE
	Name:	Christopher R. Bohane
as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated January 1, 2018 (Trustees), and a Power of Attorney, dated April 4, 2017 (DiLorenzo) (Yost); filed herewith.

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, a Trustee of each of the above-mentioned Registrants, hereby severally constitutes and appoints Heidi W. Hardin, Christopher R. Bohane, Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 1st day of January, 2018.

STEVEN E BULLER	Trustee
Steven E. Buller

JOHN A. CAROSELLI	Trustee
John A. Caroselli

MAUREEN R. GOLDFARB	Trustee
Maureen R. Goldfarb

MICHAEL HEGARTY	Trustee
Michael Hegarty

JOHN P. KAVANAUGH	Trustee
John P. Kavanaugh

ROBERT J. MANNING	Trustee
Robert J. Manning

CLARENCE OTIS, JR.	Trustee
Clarence Otis, Jr.

MARYANNE L. ROEPKE	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN	Trustee
Laurie J. Thomsen

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, being the President and Principal Executive Officer, and Treasurer and Principal Financial and Accounting Officer, respectively, of each of the above-mentioned Registrants, hereby severally constitutes and appoints Heidi W. Hardin, Christopher R. Bohane, Thomas H. Connors, Brian E. Langenfeld and Susan A.

Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 4th day of April, 2017.

DAVID L. DILORENZO	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST	Principal Financial and Accounting Officer
James O. Yost

INDEX TO EXHIBITS

EXHIBIT NO.		DESCRIPTION OF EXHIBIT	PAGE NO.

(d)	6	Amendment, dated April 28, 2017, to the Investment Advisory Agreement, dated January 1, 2002, on behalf of MFS Investors Trust Series, MFS Total Return Bond Series, and MFS Value Series.

(i)	2	Legal Opinion and Consent, dated April 27, 2018.

(j)		Consent of Deloitte & Touche LLP, dated April 25, 2018.